SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 45
and
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940
POST-EFFECTIVE AMENDMENT NO. 45

SATURNA INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

1300 North State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices)

Registrant's Telephone Number — (360) 594-9900

Thomas R. Phillips, Esq.
1300 North State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

[X] Immediately upon filing pursuant to paragraph (b)
[   ] on _________ pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] on _________ pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] on _________ pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
[   ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment is the annual update to Saturna Investment Trust's Registration Statement and is based upon Post Effective Amendment No. 44 filed with the U.S. Securities and Exchange Commission (the "Commission") on January 9, 2015. It includes financial information updated for the fiscal year ended November 30, 2014, minor wording and personnel updates, and material changes, including the offering of two new series of the Trust, which were submitted for review and filed with the Commission under Rule 485(a) on January 9, 2015.

PART A

PROSPECTUS

Sextant Mutual Funds

Prospectus

March 27, 2015

Please read this Prospectus and keep it for future reference. It is designed to provide important information and to help investors decide if the Funds' goals match their own.

Neither the Securities and Exchange Commission nor any state securities authority has approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The Sextant Funds are series of Saturna Investment Trust.

(graphic omitted)	Growth	(graphic omitted)	International	(graphic omitted)	Core	(graphic omitted)	Short-Term Bond	(graphic omitted)	Bond Income	(graphic omitted)	Global High Income
	SSGFX		SSIFX		SCORX		STBFX		SBIFX		SGHIX

Table of Contents:

Sextant Growth Fund

SSGFX

Investment Objective

Long-term capital growth.

Fees and Expenses

Shareowner Fees

There are no fees that shareowners pay directly from their investments, such as charges for purchases, redemptions, and exchanges of shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (vary with performance)	0.55%¹
Distribution (12b-1) Fees	0.25%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.96%¹

¹ Restated to reflect a reduction in the Advisory and Administrative Services base fee and a reduction in the maximum rate of the performance adjustment, as approved by the Board of Trustees on March 17, 2015. Please see the Statement of Additional Information for the actual amount of fees paid to the advisor for the most recent fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years
$98	$306	$531	$1,178

Portfolio Turnover

The Fund may have transaction costs, such as commissions and a bid-ask spread, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 23.04% of the average value of its portfolio.

Principal Investment Strategies

The Growth Fund seeks capital growth by investing in common stocks of US companies. The Fund diversifies its investments across industries and companies and generally follows a value investment style. The Fund looks for companies with growing revenues and earnings, favoring companies trading for less than the adviser's assessment of intrinsic value, which typically means companies with low price/earning multiples, low price to cash flow, and higher dividend yields. The Fund may invest in securities of smaller or newer companies as well as those of well-seasoned companies of any size.

Principal Risks of Investing

The value of Growth Fund shares rises and falls as the value of the stocks in which the Fund invests goes up and down. Only consider investing in the Fund if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with fluctuations in the securities markets as well as the fortunes of the industries and companies in which the Fund invests.

The Fund may invest in smaller companies, which involve higher investment risks in that they often have limited product lines, markets, and resources, or their securities may trade less frequently and have greater price fluctuation than those of larger companies. Growth stocks, which can be priced on future expectations rather than current results, may decline substantially when expectations are not met or general market conditions weaken.

Performance

The following bar chart and table provide an indication of the risks of investing in the Growth Fund by showing changes in performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years compare to those of a broad-based market index. A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.

Performance data current to the most recent month-end and quarter-end are available on www.sextantfunds.com.

Sextant Growth Fund

SSGFX

Annual Total Return

Best Quarter	Q1 2012	12.31%
Worst Quarter	Q4 2008	-20.39%

Average Annual Total Returns for periods ended December 31, 2014
	1 Year	5 Year	10 Year
Return before taxes	13.32%	13.09%	8.07%
Return after taxes on distributions	11.92%	12.28%	7.62%
Return after taxes on distributions and sale of Fund shares	8.47%	12.01%	7.45%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	13.69%	15.45%	7.67%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates but do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and likely differ from those shown. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates.

Investment Adviser

Saturna Capital Corporation is Growth Fund's investment adviser.

Portfolio Managers

Mr. Paul Meeks CFA, a portfolio manager and investment analyst of Saturna Capital Corporation, is the person primarily responsible for the day-to-day management of the Growth Fund, which he has managed since 2013. Mr. Scott Klimo CFA, a portfolio manager and director of research of Saturna Capital Corporation, is the deputy portfolio manager, which role he assumed in 2015.

Purchase and Sale of Fund Shares

You may open an account and purchase shares by sending a completed application, a photocopy of a government-issued identity document, and a check for $1,000 or more ($100 under a group or retirement plan) payable to the Growth Fund. Shareowners may purchase additional shares at any time in minimum amounts of $25.

Shareowners may redeem shares on any business day by several methods:

Written request

Write:   Sextant Mutual Funds
            Box N
            Bellingham, WA 98227-0596

Or Fax:   360-734-0755

Telephone request

Call:   800-728-8762 or 360-734-9900

Tax Information

Any distributions you receive from the Fund may be taxed as ordinary income, qualified dividend income, or capital gains.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Sextant International Fund

SSIFX

Investment Objective

Long-term capital growth.

Fees and Expenses

Shareowner Fees

There are no fees that shareowners pay directly from their investments, such as charges for purchases, redemptions, and exchanges of shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (vary with performance)	0.34%¹
Distribution (12b-1) Fees	0.25%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.78%¹

¹ Restated to reflect a reduction in the Advisory and Administrative Services base fee and a reduction in the maximum rate of the performance adjustment, as approved by the Board of Trustees on March 17, 2015. Please see the Statement of Additional Information for the actual amount of fees paid to the advisor for the most recent fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years
$80	$249	$433	$966

Portfolio Turnover

The Fund may have transaction costs, such as commissions and a bid-ask spread, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 2.76% of the average value of its portfolio.

Principal Investment Strategies

The International Fund diversifies its investments among many countries, predominantly those with mature markets (such as Europe and Canada). The Fund invests at least 65% of its assets in companies with their headquarters and major assets and earnings outside the US. The Fund diversifies its investments across industries, companies, and countries. The Fund looks for companies with growing revenues and earnings, favoring companies trading for less than the adviser's assessment of intrinsic value, which typically means companies with low price/earning multiples, low price to cash flow, and higher dividend yields. There is no restriction on the size of companies in which the Fund invests, but it principally invests in larger and more established firms.

Principal Risks of Investing

The value of International Fund shares rises and falls as the value of the stocks in which the Fund invests goes up and down. Only consider investing in the Fund if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with market fluctuations as well as the fortunes of the countries, industries, and companies in which the Fund invests.

Foreign investing involves risks not typically associated with investing in US securities. These include fluctuations in currency exchange rates, less public information about securities, less governmental market supervision, and lack of uniform financial, social, and political standards. Foreign investing heightens the risk of confiscatory taxation, seizure or nationalization of assets, currency controls, or adverse political or social developments that affect investments.

Performance

The following bar chart and table provide an indication of the risks of investing in the International Fund by showing changes in performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years compare to those of a broad-based market index. A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.

Performance data current to the most recent month-end and quarter-end are available on www.sextantfunds.com.

Sextant International Fund

SSIFX

Annual Total Return

Best Quarter	Q3 2010	12.85%
Worst Quarter	Q3 2011	-14.18%

Average Annual Total Returns for periods ended December 31, 2014
	1 Year	5 Year	10 Year
Return before taxes	-3.20%	2.76%	5.56%
Return after taxes on distributions	-3.76%	2.48%	5.35%
Return after taxes on distributions and sale of Fund shares	-0.77%	2.41%	5.28%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	-4.48%	5.80%	4.91%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates but do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and likely differ from those shown. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates.

In loss periods, the average after-tax total return may be higher than average annual total return because of an assumed deduction of losses from other income.

Investment Adviser

Saturna Capital Corporation is International Fund's investment adviser.

Portfolio Managers

Mr. Nicholas Kaiser MBA, CFA, chairman of Saturna Capital Corporation, is the person primarily responsible for the day-to-day management of the International Fund, which he has managed since 1995. Mr. Scott Klimo CFA, a portfolio manager and director of research of Saturna Capital Corporation, is the deputy portfolio manager, which role he assumed in 2014.

Purchase and Sale of Fund Shares

You may open an account and purchase shares by sending a completed application, a photocopy of a government-issued identity document, and a check for $1,000 or more ($100 under a group or retirement plan) payable to the International Fund. Shareowners may purchase additional shares at any time in minimum amounts of $25.

Shareowners may redeem shares on any business day by several methods:

Written request

Write:   Sextant Mutual Funds
            Box N
            Bellingham, WA 98227-0596

Or Fax:   360-734-0755

Telephone request

Call:   800-728-8762 or 360-734-9900

Tax Information

Any distributions you receive from the Fund may be taxed as ordinary income, qualified dividend income, or capital gains.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Sextant Core Fund

SCORX

Investment Objective

Long-term appreciation and capital preservation.

Fees and Expenses

Shareowner Fees

There are no fees that shareowners pay directly from their investments, such as charges for purchases, redemptions, and exchanges of shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (vary with performance)	0.39%¹
Distribution (12b-1) Fees	0.25%
Other Expenses	0.46%
Total Annual Fund Operating Expenses	1.10%¹

¹ Restated to reflect a reduction in the Advisory and Administrative Services base fee and a reduction in the maximum rate of the performance adjustment, as approved by the Board of Trustees on March 17, 2015. Please see the Statement of Additional Information for the actual amount of fees paid to the advisor for the most recent fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years
$112	$350	$606	$1,340

Portfolio Turnover

The Fund may have transaction costs, such as commissions and a bid-ask spread, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 14.23% of the average value of its portfolio.

Principal Investment Strategies

The Core Fund invests in a mix of equity and debt securities. It normally invests 40% of its assets in equity securities of US companies, 20% in foreign equity securities, 25% in investment-grade debt securities with maturities of three years or longer, and 15% in short-term debt securities with maturities of less than three years, including money market instruments and cash. The Fund follows a value investment style, principally investing in income-producing securities of more seasoned companies.

Principal Risks of Investing

The value of Core Fund shares rises and falls as the value of the securities in which the Fund invests goes up and down. Only consider investing in the Fund if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with market fluctuations as well as the fortunes of the countries, industries, and companies in which the Fund invests.

The Fund involves the risks of both equity and debt investing, although it seeks to mitigate these risks through a widely diversified portfolio that includes domestic stocks, foreign stocks, short and long-term bonds, and money market instruments. Security prices are subject to market risk, and common stocks in particular may be subject to price declines that are steep, sudden, and/or prolonged.

Foreign investing involves risks not normally associated with US securities. These include fluctuations in currency exchange rates, less public information about securities, less governmental market supervision, and lack of uniform financial, social, and political standards. Foreign investing heightens the risk of confiscatory taxation, seizure or nationalization of assets, currency controls, or adverse political or social developments that affect investments.

Bonds have interest rate risk, generally falling in price when rates increase. The longer a bond's maturity, the more sensitive the bond is to interest rate changes. Bonds also entail credit risk, which is the possibility that a bond will not pay interest or principal when due. If a bond's credit quality is perceived to decline, investors will demand a higher yield, which means a lower price on that bond to compensate for the higher level of risk.

Performance

The following bar chart and table provide an indication of the risks of investing in the Core Fund by showing changes in performance from year to year and by showing how the Fund's average annual returns compare to those of a broad-based market index. A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.

Performance data current to the most recent month-end and quarter-end are available on www.sextantfunds.com.

Sextant Core Fund

SCORX

Annual Total Return

* For the period 3/30/2007 (the Fund's inception) through 12/31/2007, and not annualized.

Best Quarter	Q2 2009	9.85%
Worst Quarter	Q4 2008	-9.23%

Average Annual Total Returns for periods ended December 31, 2014
	1 Year	5 Year	Life of Fund (Since 3/30/2007)
Return before taxes	5.85%	6.70%	4.51%
Return after taxes on distributions	5.33%	6.28%	4.06%
Return after taxes on distributions and sale of Fund shares	3.95%	5.19%	3.40%
Dow Jones Moderate Portfolio Index (reflects no deduction for fees, expenses or taxes)	5.36%	8.91%	5.44%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates but do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and likely differ from those shown. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates.

Investment Adviser

Saturna Capital Corporation is Core Fund's investment adviser.

Portfolio Managers

Mr. Peter Nielsen MBA, CFA, a portfolio manager and senior investment analyst of Saturna Capital Corporation, is the person primarily responsible for the day-to-day management of the Core Fund, which he has managed since 2008. Mr. Bryce Fegley CFA, a portfolio manager and investment tactitian of Saturna Capital Corporation, is the deputy portfolio manager, which role he assumed in 2015.

Purchase and Sale of Fund Shares

You may open an account and purchase shares by sending a completed application, a photocopy of a government-issued identity document, and a check for $1,000 or more ($100 under a group or retirement plan) payable to the Core Fund. Shareowners may purchase additional shares at any time in minimum amounts of $25.

Shareowners may redeem shares on any business day by several methods:

Written request

Write:   Sextant Mutual Funds
            Box N
            Bellingham, WA 98227-0596

Or Fax:   360-734-0755

Telephone request

Call:   800-728-8762 or 360-734-9900

Tax Information

Any distributions you receive from the Fund may be taxed as ordinary income, qualified dividend income, or capital gains.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Sextant Short-Term Bond Fund

STBFX

Investment Objective

Capital preservation and current income.

Fees and Expenses

Shareowner Fees

There are no fees that shareowners pay directly from their investments, such as charges for purchases, redemptions, and exchanges of shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (vary with performance)	0.50%¹
Distribution (12b-1) Fees	0.25%
Other Expenses	0.44%
Total Annual Fund Operating Expenses	1.19%¹
Fee Waiver and Expense Reimbursement	0.44%
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	0.75%²

¹ Restated to reflect a reduction in the Advisory and Administrative Services base fee as approved by the Board of Trustees on March 17, 2015. Please see the Statement of Additional Information for the actual amount of fees paid to the advisor for the most recent fiscal year.

² The adviser has committed through March 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses do not exceed the net operating expense ratio of 0.75%. The committed net operating expense ratio may be changed or terminated only with approval of the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years
$121	$378	$654	$1,443

Portfolio Turnover

The Fund may have transaction costs, such as commissions and a bid-ask spread, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 14.44% of the average value of its portfolio.

Principal Investment Strategies

The Short-Term Bond Fund invests at least 80% of its assets in short-term bonds. Under normal circumstances, the Fund's dollar-weighted average maturity does not exceed three years. The Short-Term Bond Fund invests at least 65% of assets in bonds rated within the three highest grades (Aaa, Aa, or A); and may not invest in a bond rated at time of purchase below the fourth-highest grade (Baa).

Principal Risks of Investing

The value of Short-Term Bond Fund shares rises and falls as the value of the bonds in which the Fund invests goes up and down. Only consider investing in the Fund if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with market fluctuations as well as the fortunes of the countries, industries, and companies in which the Fund invests.

The risks inherent in the Short-Term Bond Fund depend primarily on the terms and quality of the obligations in its portfolio, as well as on bond market conditions. When interest rates rise bond prices fall. When interest rates fall, bond prices go up. Bonds with longer maturities usually are more sensitive to interest rate changes than bonds with shorter maturities, such as those held by the Short-Term Bond Fund. The Fund entails credit risk, which is the possibility that a bond will not be able to pay interest or principal when due. If the credit quality of a bond is perceived to decline, investors will demand a higher yield, which means a lower price on that bond to compensate for the higher level of risk.

Performance

The following bar chart and table provide an indication of the risks of investing in the Short-Term Bond Fund by showing changes in performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years compare to those of a broad-based market index. A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.

Performance data current to the most recent month-end and quarter-end are available on www.sextantfunds.com.

Sextant Short-Term Bond Fund

STBFX

Annual Total Return

Best Quarter	Q2 2009	2.79%
Worst Quarter	Q3 2008	-0.90%

Average Annual Total Returns for periods ended December 31, 2014
	1 Year	5 Year	10 Year
Return before taxes	0.94%	1.47%	2.64%
Return after taxes on distributions	0.44%	0.87%	1.72%
Return after taxes on distributions and sale of Fund shares	0.44%	0.88%	1.61%
Citigroup Government/Corporate 1-3 Index (reflects no deduction for fees, expenses or taxes)	0.69%	1.37%	2.84%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates but do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and likely differ from those shown. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates.

In loss periods, the average after-tax total return may be higher than average annual total return because of an assumed deduction of losses from other income.

Investment Adviser

Saturna Capital Corporation is Short-Term Bond Fund's investment adviser.

Portfolio Managers

Mr. Phelps McIlvaine, a vice president and portfolio manager of Saturna Capital Corporation, is the person primarily responsible for the day-to-day management of the Short-Term Bond Fund, which he has managed since 1995. Mr. Patrick Drum MBA, CFA, a portfolio manager and fixed income analyst of Saturna Capital Corporation, is the deputy portfolio manager, which role he assumed in 2015.

Purchase and Sale of Fund Shares

You may open an account and purchase shares by sending a completed application, a photocopy of a government-issued identity document, and a check for $1,000 or more ($100 under a group or retirement plan) payable to the Short-Term Bond Fund. Shareowners may purchase additional shares at any time in minimum amounts of $25.

Shareowners may redeem shares on any business day by several methods:

Written request

Write:   Sextant Mutual Funds
            Box N
            Bellingham, WA 98227-0596

Or Fax:   360-734-0755

Telephone request

Call:   800-728-8762 or 360-734-9900

Tax Information

Any distributions you receive from the Fund may be taxed as ordinary income or capital gains.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Sextant Bond Income Fund

SBIFX

Investment Objective

Current income.

Fees and Expenses

Shareowner Fees

There are no fees that shareowners pay directly from their investments, such as charges for purchases, redemptions, and exchanges of shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (vary with performance)	0.50%¹
Distribution (12b-1) Fees	0.25%
Other Expenses	0.42%
Total Annual Fund Operating Expenses	1.17%¹
Fee Waiver and Expense Reimbursement	0.27%
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	0.90%²

¹ Restated to reflect a reduction in the Advisory and Administrative Services base fee as approved by the Board of Trustees on March 17, 2015. Please see the Statement of Additional Information for the actual amount of fees paid to the advisor for the most recent fiscal year.

² The adviser has committed through March 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses do not exceed the net operating expense ratio of 0.90%. The committed net operating expense ratio may be changed or terminated only with approval of the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years
$119	$372	$644	$1,420

Portfolio Turnover

The Fund may have transaction costs, such as commissions and a bid-ask spread, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12.89% of the average value of its portfolio.

Principal Investment Strategies

The Bond Income Fund invests at least 80% of its assets in bonds. Under normal circumstances, the Fund maintains a dollar-weighted average maturity of ten years or more. The Fund invests at least 65% of assets in bonds rated within the three highest grades (Aaa, Aa, or A) and may not invest in a bond rated at time of purchase below the fourth highest grade (Baa).

Principal Risks of Investing

The value of Bond Income Fund shares rises and falls as the value of the bonds in which the Fund invests goes up and down. Only consider investing in the Fund if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with market fluctuations as well as the fortunes of the countries, industries, and companies in which the Fund invests.

The risks inherent in the Bond Income Fund depend primarily on the terms and quality of the obligations in its portfolio, as well as on bond market conditions. When interest rates rise bond prices fall. When interest rates fall, bond prices go up. Bonds with longer maturities, such as those held by the Bond Income Fund, usually are more sensitive to interest rate changes than bonds with shorter maturities. The Fund entails credit risk, which is the possibility that a bond will not be able to pay interest or principal when due. If the credit quality of a bond is perceived to decline, investors will demand a higher yield, which means a lower price on that bond to compensate for the higher level of risk.

Performance

The following bar chart and table provide an indication of the risks of investing in the Bond Income Fund by showing changes in performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years compare to those of a broad-based market index. A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.

Performance data current to the most recent month-end and quarter-end are available on www.sextantfunds.com.

Sextant Bond Income Fund

SBIFX

Annual Total Return

Best Quarter	Q3 2009	5.35%
Worst Quarter	Q2 2013	-4.27%

Average Annual Total Returns for periods ended December 31, 2014
	1 Year	5 Year	10 Year
Return before taxes	8.68%	5.17%	4.38%
Return after taxes on distributions	7.24%	3.82%	2.88%
Return after taxes on distributions and sale of Fund shares	4.88%	3.35%	2.52%
Citigroup Broad Investment Grade Index (reflects no deduction for fees, expenses or taxes)	5.91%	4.39%	4.80%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates but do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and likely differ from those shown. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates.

Investment Adviser

Saturna Capital Corporation is Bond Income Fund's investment adviser.

Portfolio Managers

Mr. Phelps McIlvaine, a vice president and portfolio manager of Saturna Capital Corporation, is the person primarily responsible for the day-to-day management of the Bond Income Fund, which he has managed since 1995. Mr. Patrick Drum MBA, CFA, a portfolio manager and fixed income analyst of Saturna Capital Corporation, is the deputy portfolio manager, which role he assumed in 2015.

Purchase and Sale of Fund Shares

You may open an account and purchase shares by sending a completed application, a photocopy of a government-issued identity document, and a check for $1,000 or more ($100 under a group or retirement plan) payable to the Bond Income Fund. Shareowners may purchase additional shares at any time in minimum amounts of $25.

Shareowners may redeem shares on any business day by several methods:

Written request

Write:   Sextant Mutual Funds
            Box N
            Bellingham, WA 98227-0596

Or Fax:   360-734-0755

Telephone request

Call:   800-728-8762 or 360-734-9900

Tax Information

Any distributions you receive from the Fund may be taxed as ordinary income or capital gains.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Sextant Global High Income Fund

SGHIX

Investment Objective

High income, with a secondary objective of capital preservation.

Fees and Expenses

Shareowner Fees

There are no fees that shareowners pay directly from their investments, such as charges for purchases, redemptions, and exchanges of shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (vary with performance)	0.62%¹
Distribution (12b-1) Fees	0.25%
Other Expenses	0.44%
Total Annual Fund Operating Expenses	1.31%¹
Fee Waiver and Expense Reimbursement	0.41%
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	0.90%²

¹ Restated to reflect a reduction in the Advisory and Administrative Services base fee as approved by the Board of Trustees on March 17, 2015. Please see the Statement of Additional Information for the actual amount of fees paid to the advisor for the most recent fiscal year.

² The adviser has committed through March 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses do not exceed the net operating expense ratio of 0.90%. The committed net operating expense ratio may be changed or terminated only with approval of the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years
$133	$415	$718	$1,579

Portfolio Turnover

The Fund may have transaction costs, such as commissions and a bid-ask spread, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11.09% of the average value of its portfolio.

Principal Investment Strategies

The Global High Income Fund invests in a globally diversified portfolio of income-producing debt and equity securities. It applies a consistent, value-oriented approach to security selection, basing investment decisions on current income and expected total return, adjusted for risk. It adjusts allocations to individual securities to manage the portfolio's fundamental risks, such as industry, country, currency, inflation, interest rate, liquidity, and credit cycle risks. In addition, the Fund will attempt to capitalize on periodic stress in leveraged credit markets, which may result in more volatile current income in exchange for more attractive long-term, risk-adjusted total return consistent with its investment objective. The Fund normally includes securities from at least three countries outside the US.

Under normal circumstances, the Fund invests its assets as follows:

  No more than 50% in common stocks
  No more than 50% in securities of US issuers
  No more than 50% in bonds rated A3 or higher
  No more than 33% in securities of emerging market issuers

Principal Risks of Investing

The value of Global High Income Fund shares rises and falls as the value of the securities in which the Fund invests goes up and down. Only consider investing in the Fund if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with market fluctuations as well as the fortunes of the countries, currencies, industries, and companies in which the Fund invests. The Fund does not use derivatives to hedge currency, interest rate, or credit risk.

Investment in the Fund entails the risks of both equity and debt securities, although it seeks to mitigate these risks through a widely diversified portfolio that includes foreign and domestic stocks and bonds. Security prices are subject to market risk, and common stocks in particular may be subject to price declines that are steep, sudden, and/or prolonged.

Foreign investing involves risks not normally associated with US securities. These include fluctuations in currency exchange rates, less public information about securities, less governmental market supervision, and lack of uniform financial, social, and political standards. Foreign investing heightens the risk of confiscatory taxation, seizure or nationalization of assets, currency controls, or adverse political or social developments that affect investments. The risks of investing in foreign securities are typically greater in less developed or emerging countries.

Bonds have interest rate risk, generally falling in price when rates increase. The longer a bond's maturity, the more sensitive the bond is to interest rate changes. Bonds also entail credit risk, which is the possibility that a bond will not pay interest or principal when due. If a bond's credit quality is perceived to decline, investors will demand a higher yield, which means a lower price on that bond to compensate for the higher level of risk.

Sextant Global High Income Fund

SGHIX

Issuers of high-yield securities are generally not as strong financially as those issuing higher quality securities. These issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the relevant economy that could affect their abilityto make interest, principal, and dividend payments as expected. Investments in high-yield securities can be speculative in nature. High-yield bonds may have low or no ratings, and may be considered "junk bonds." The prices of high-yield securities generally fluctuate more than those of higher quality. High-yield securities are generally more illiquid (harder to sell) and harder to value.

Performance

The Global High Income Fund began operations on March 30, 2012. The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund's performance compares with that of a broad-based market index. A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.

Performance data current to the most recent month-end and quarter-end are available on www.sextantfunds.com.

Annual Total Return

* For the period 3/30/2012 (the Fund's inception) through 12/31/2012, and not annualized.

Best Quarter	Q2 2014	5.30%
Worst Quarter	Q3 2014	-3.82%

Average Annual Total Returns for periods ended December 31, 2014
	1 Year	Life of Fund (Since 3/30/2012)
Return before taxes	3.19%	5.16%
Return after taxes on distributions	1.97%	4.17%
Return after taxes on distributions and sale of Fund shares	2.49%	4.00%
S&P Global 1200 Index (reflects no deduction for fees, expenses or taxes)	5.52%	12.74%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates but do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and likely differ from those shown. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates.

In loss periods, the average after-tax total return may be higher than average annual total return because of an assumed deduction of losses from other income.

Investment Adviser

Saturna Capital Corporation is Global High Income Fund's investment adviser.

Portfolio Managers

Mr. Bryce Fegley CFA, a portfolio manager and investment tactitian of Saturna Capital Corporation, is the person primarily responsible for the day-to-day management of the Global High Income Fund, which he has managed since 2012. Mr. Patrick Drum MBA,CFA, a portfolio manager and fixed income analyst of Saturna Capital Corporation, is the deputy portfolio manager, which role he assumed in 2015.

Purchase and Sale of Fund Shares

You may open an account and purchase shares by sending a completed application, a photocopy of a government-issued identity document, and a check for $1,000 or more ($100 under a group or retirement plan) payable to the Global High Income Fund. Shareowners may purchase additional shares at any time in minimum amounts of $25.

Shareowners may redeem shares on any business day by several methods:

Written request

Write:   Sextant Mutual Funds
            Box N
            Bellingham, WA 98227-0596

Or Fax:   360-734-0755

Telephone request

Call:   800-728-8762 or 360-734-9900

Tax Information

Any distributions you receive from the Fund may be taxed as ordinary income, qualified dividend income, or capital gains.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Investment Objectives

The Growth Fund seeks long-term capital growth.

The International Fund seeks long-term capital growth.

The Core Fund seeks long-term appreciation and capital preservation.

The Short-Term Bond Fund seeks capital preservation and current income.

The Bond Income Fund seeks current income.

The Global High Income Fund seeks high income with a secondary objective of capital preservation.

There can be no guarantee that the investment objectives of a Fund will be realized. These investment objectives may only be changed with approval by vote of a majority of the outstanding shares of a Fund.

Principal Investment Strategies

The Sextant Funds provide basic elements to build a low-expense, balanced investment program. The Growth Fund and International Fund invest primarily in stocks, the Short-Term Bond Fund and Bond Income Fund invest in bonds, and the Core Fund and Global High Income Fund invest in both stocks and bonds. All Sextant Funds seek tax-efficiency for their shareowners and reduced trading expenses through low portfolio turnover.

Sextant Funds stock investments emphasize a value approach to investing. The adviser looks for securities it believes offer favorable possibilities for capital appreciation over the next one to four years. In selecting equities, the adviser considers factors such as growth in revenues and earnings, relative price-to-earnings and price to book value ratios, industry position and outlook, and its assessment of management.

Sextant Funds bond investments include:

  Corporate bonds, meaning marketable bonds payable in US dollars, rated at the time of purchase within the four highest grades assigned by a national bond rating agency (e.g., Moody's Investor Services: Aaa, Aa, A, or Baa); except Global High Income Fund, which may invest in higher-yielding, lower-rated bonds ("junk bonds");
  Government securities;
  High-quality commercial paper; and
  Bank obligations, including repurchase agreements, of banks having total assets in excess of $1 billion.

Sextant Funds may, from time to time, take temporary defensive positions that are inconsistent with the Funds' principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. Temporary defensive positions that are inconsistent with a Fund's principal investment strategies may protect principal in adverse market conditions but could reduce returns if security prices are increasing. Taking a temporary defensive position may keep a Fund from attaining its investment objective.

Growth Fund

The Growth Fund invests in a diversified portfolio of US common stocks. It may invest in securities of smaller or newer companies as well as well-seasoned companies of any size.

International Fund

The International Fund invests in a diversified portfolio of foreign equities, including American Depository Receipts and American Depositary Shares for foreign stocks. The Fund diversifies its investments geographically and by type of securities based on the adviser's evaluation of economic, market, and political trends outside the US. The Fund ordinarily invests in securities of companies representing at least three countries outside the US.

Core Fund

The Core Fund invests in a mix of common stocks and other equity securities, plus bonds and other debt securities including short-term (money market) instruments. Under normal circumstances, the Core Fund invests approximately 40% of its assets in equities of US companies, 20% in foreign equities, including American Depository Receipts and American Depositary Shares, 25% in investment-grade debt securities (those rated Baa or higher, including US Government and convertible bonds) with maturities of three years or longer, and 15% in short-term debt securities including money market instruments and cash.

Short-Term Bond Fund

The Short-Term Bond Fund invests at least 80% of its assets in short-term bond securities under normal circumstances. Its dollar-weighted average effective maturity (the sum of the market value of each bond multiplied by its number of years to anticipated maturity, divided by the portfolio's total market value) normally does not exceed three years. Because of the short maturities, it has limited credit risk and interest rate risk.

Bond Income Fund

The Bond Income Fund invests at least 80% of its assets in bond securities generating current income under normal circumstances. Its dollar-weighted average effective maturity normally exceeds 10 years. Because of its longer average portfolio maturity, the Bond Income Fund may decline substantially should interest rates increase. It also has greater credit risk than the Short-Term Bond Fund.

Global High Income Fund

The Global High Income Fund invests at least 80% of its assets in a globally diversified portfolio of income-producing debt and equity securities, including preferred stocks and depositary receipts. It applies a consistent, value-oriented approach to security selection, basing investment decisions on current income and expected total return, adjusted for risk. It adjusts allocations to individual securities to manage the portfolio's fundamental risks, such as industry, country, currency, inflation, interest rate, liquidity, and credit cycle risks. In addition, the Fund will attempt to capitalize on periodic stress in leveraged credit markets, which may result in more volatile current income in exchange for more attractive long-term, risk adjusted total return consistent with its investment objective.

Under normal circumstances, the Fund invests its assets as follows:

  No more than 50% in common stocks
  No more than 50% in securities of US issuers
  No more than 50% in bonds rated A3 or higher
  No more than 33% in securities of emerging market issuers

Principal Risks

The value of each Fund's shares rises and falls as the value of the securities in which the Fund invests goes up and down. Only consider investing if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with market fluctuations as well as the fortunes of the countries, industries, and companies in which the Fund invests. The Funds do not use derivatives to hedge currency, interest rate, or credit risk. By diversifying its investments, each Fund reduces the risk of owning only a few securities.

Liquidity risk exists when particular investments are difficult to sell. If a Fund holds illiquid investments, its portfolio may be more difficult to value, especially in changing markets. Investments by a Fund in foreign securities and those that are thinly traded, such as lower quality issuers and smaller companies, tend to involve greater liquidity risk. If a Fund is forced to sell or unwind these investments to meet redemptions or for other cash needs, the Fund may suffer a penalty. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. In such cases, the Fund, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities, may be unable to achieve its investment objective.

Growth and Core Funds

Smaller companies involve higher investment risks in that they often have limited product lines, markets and resources, or their securities may trade less frequently and have greater price fluctuation than those of larger companies.

Growth stocks, which can be priced on future expectations rather than current results, may decline substantially when expectations are not met.

International, Core, Short-Term Bond, Bond Income, and Global High Income Funds

Foreign investing involves risks not normally associated with investing in US securities. These include fluctuations in currency exchange rates, less public information about securities, less governmental market supervision, and the lack of uniform financial, social, and political standards. Foreign investing heightens the risk of confiscatory taxation, seizure or nationalization of assets, currency controls, or adverse political or social developments that affect investments. The risks of investing in foreign securities are typically greater in less developed or emerging countries.

Core Fund

The Core Fund has the risks of growth stocks, foreign securities, credit, and interest rates — but these risks are mitigated by spreading its investments in both stocks and bonds, and by favoring income-producing securities and those of larger, more seasoned companies.

Short-Term Bond, Bond Income, Global High Income, and Core Funds

Bonds entail credit risk, which is the possibility that a bond will not be able to pay interest or principal when due. If the credit quality of a bond is perceived to decline, investors will demand a higher yield, which means a lower price on that bond to compensate for the higher level of risk.

Interest rate fluctuations affect bond prices and a Fund's net asset value, but not the income received by the Fund from its portfolio securities. Because prices and yields on debt securities vary over time, a Fund's yield also varies. Bonds with embedded callable options also contain an element of prepayment risk. When interest rates decline, issuers can retire their debt and reissue bonds at a lower interest rate. This hurts investors because yields available for reinvestment will have declined and upward price mobility on callable bonds is generally limited by the call price.

Global High Income Fund

Issuers of high-yield securities are generally not as strong financially as those issuing higher quality securities. These issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest, principal, and dividend payments as expected. The prices of high-yield securities generally fluctuate more than those of higher quality. High-yield securities are generally more illiquid (harder to sell) and harder to value.

Investment Information

Shareowners receive a financial report showing the investment returns, portfolios, income, and expenses of each Fund every six months. The audited financial statements of each Fund for the year ended November 30, 2014, included in the Funds' Annual Report, is available upon request. Investors may obtain current share prices daily by calling toll-free 888-732-6262, on electronic quotation systems (symbols: SSGFX, SSIFX, SCORX, STBFX, SBIFX, SGHIX), and at www.sextantfunds.com. This prospectus, financial reports, performance information, month-end portfolio holdings, proxy voting records, and other useful information are also available without charge at www.sextantfunds.com. Portfolio holdings are provided each month-end online (see the Statement of Additional Information for a description of portfolio disclosure policies).

A description of Fund policies and procedures with respect to the disclosures of Fund portfolio securities is available in the Statement of Additional Information and at www.sextantfunds.com.

Investment Adviser

Saturna Capital Corporation, 1300 N. State Street, Bellingham, Washington 98225 is Saturna Investment Trust's (the "Trust") investment adviser and administrator (the "Adviser"). Founded in 1989, Saturna Capital Corporation has approximately $4 billion in assets under management. It is also the adviser to other funds of the Saturna Investment Trust, the Amana Mutual Funds Trust, and separately managed accounts. A subsidiary in Malaysia manages separate accounts and investment funds.

Mr. Nicholas Kaiser MBA, CFA, portfolio manager of Sextant International Fund, is chairman, director, and controlling shareowner of Saturna Capital Corporation. As Saturna Capital's chief investment officer, he oversees Saturna's portfolio management and investment analyst staff worldwide. Mr. Kaiser has managed equity mutual funds since 1976; he has managed equity portfolios for the adviser since founding the firm in 1989. He has been the manager of the International Fund since 1995.

Mr. Paul Meeks MBA, CFA, portfolio manager of Sextant Growth Fund, joined Saturna Capital in 2012 as director of institutional investing. Mr. Meeks is also the portfolio manager of Saturna Sustainable Equity Fund. From 2007 to 2012, he was principal of Meeks Consulting LLC, Charleston, SC and has been an equity analyst or portfolio manager since 1987.

Mr. Scott Klimo CFA, deputy portfolio manager of Sextant Growth Fund and Sextant International Fund, joined Saturna Capital in 2012 as director of research. Mr. Klimo is also the portfolio manager of the Amana Developing World Fund, and the deputy portfolio manager of the Amana Income and Amana Growth Funds. From 2001 to 2011, he served as a senior investment analyst, research director, and portfolio manager at Avera Global Partners/Security Global Investors.

Mr. J. Peter Nielsen MBA, CFA, portfolio manager of Sextant Core Fund, joined Saturna Capital in 2007. Mr. Nielsen is also deputy portfolio manager of Saturna Sustainable Equity Fund. From 2006 to 2007, he was an associate portfolio manager at BC Investment Management Corporation.

Mr. Phelps McIlvaine, portfolio manager of Sextant Short-Term Bond Fund and Sextant Bond Income Fund, has been a vice president and director of Saturna Capital since 1994. Mr. McIlvaine also manages the Idaho Tax-Exempt Fund, another fund of the Trust.

Mr. Bryce Fegley CFA, portfolio manager of Sextant Global High Income Fund, joined Saturna Capital in 2001. Mr. Fegley is also the deputy portfolio manager of Saturna Sustainable Bond Fund. For Saturna Capital he has worked in brokerage, investment research and its Malaysian investment advisory subsidiary.

Mr. Patrick Drum MBA, CFA, CFP®, deputy portfolio manager of Sextant Short-Term Bond Fund, Sextant Bond Income Fund, and Sextant Global High Income Fund, joined Saturna Capital in 2014. He is also portfolio manager of Saturna Sustainable Bond Fund and deputy portfolio manager of Idaho Tax-Exempt Fund. From 2007 to 2014, Mr. Drum was a senior portfolio manager with the Arbor Group at UBS Financial Services specializing in the investment of non-US fixed income portfolios employing an ESG screening process.

See the Statement of Additional Information for a discussion of their compensation, other accounts managed, and ownership of the Sextant Funds. Portfolio managers may maintain substantial positions in the Saturna mutual funds and do not trade securities for their own accounts.

Advisory Fee

Each of the Sextant Funds pays the adviser an Advisory and Administrative Services Fee (the "Base Fee"). The Base Fee covers certain administrative services such as portfolio accounting, shareowner and financial reporting, shareowner servicing, and transfer agency services. The Base Fee is also compensation for portfolio management, advice, and recommendations on securities to be purchased, held, or sold. The Base Fee is computed at the annual rate of 0.50% of average daily net assets of each Fund and is paid monthly. The Base Fee is subject to adjustment up or down depending on the investment performance of the Fund relative to its Morningstar-specified benchmark.

  For each month in which any Funds' total investment return (change in net asset value plus all distributions reinvested) for the one year period through that month outperforms or underperforms the total return of a specified benchmark for that period by 1% or more but less than 2%, the Base Fee is increased or decreased by the annual rate of 0.10% based on the Fund's average net assets over the performance period (one year).
  If the outperformance or underperformance is 2% or more then the adjustment is at the annual rate of 0.20%.

The Sextant Funds are assigned by Morningstar into appropriate categories, which are the benchmarks used for the computation:

Sextant Growth	Large Growth
Sextant International	Foreign Large Blend
Sextant Core	Moderate Allocation
Sextant Short-Term Bond	Short-Term Bond
Sextant Bond Income	Long-Term Bond
Sextant Global High Income	World Allocation

For the fiscal year ended November 30, 2014, the aggregate advisory fee paid (after performance adjustments and fee waivers) was 0.64%, 0.36%, 0.44%, 0.06%, 0.23%, and 0.21% of average net assets for Growth, International, Core, Short-Term Bond, Bond Income, and Global High Income Funds, respectively.

A discussion regarding the basis for the Board of Trustees renewing the advisory contracts is available in the Funds' Annual Report published every January.

Fund Share Pricing

Each Fund computes its daily share price (net asset value) using market prices as of the close of trading on the New York Stock Exchange (generally 4 p.m. Eastern time). Fund shares are not priced on the days when New York Stock Exchange trading is closed (typically weekends and US national holidays). Securities traded on a national securities exchange and over-the-counter securities are valued at the last reported sale price on the valuation day. Securities for which there are no sales are valued at the latest bid price. Occasionally there may be days without a readily available market price for a security. When this occurs, a fair value for such security is determined in good faith by or under the direction of the Board of Trustees. Using fair value to price a security may result in a value different from the security's most recent closing price and from the prices used by other mutual funds to calculate their share prices.

Foreign markets may close before the time as of which the share price is computed. Because of this, events occurring after the close of a foreign market and before the share price computation may have a material effect on foreign security prices. To account for this, the Funds use evaluations provided by an independent pricing service for many foreign securities. Such evaluations are based on the foreign securities' most recent closing market prices as of 4 p.m. Eastern time and correlations with broad market indices, sector indices, equity index futures contracts, American Depositary Receipts, and other factors. Foreign securities may trade on weekends or other days when the Funds do not price their shares. As a result, the share price may change on days when you will not be able to purchase or redeem shares.

Additional information about portfolio security valuation, including foreign securities, is contained in the Fund's Statement of Additional Information (SAI).

Purchase and Sale of Fund Shares

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT: To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means for you: When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. For most accounts, we will ask for a photocopy of your driver's license or other identifying documents.

You may open an account and purchase shares by sending a completed application, a photocopy of a government-issued identity document, and a check for $1,000 or more ($100 under a group or retirement plan) to the Fund of your choice. The Funds do not accept initial orders via telephone or unaccompanied by payment.

The price applicable to purchases and redemptions of Fund shares is the price next computed after receipt of a purchase or redemption request in proper order by the Funds' transfer agent (Saturna Capital Corporation). There are no sales charges or loads. The Funds may reject purchases for any reason, such as excessive trading. In addition, anti-money laundering regulations limit acceptance of third-party checks and money orders.

Shareowners may purchase additional shares at any time in minimum amounts of $25. Once an account is open, purchases can be made by check, by electronic funds transfer, or by wire. With prior authorization, purchase orders can be entered at www.saturna.com.

Shareowners may authorize the purchase or redemption of shares via electronic funds transfer ("EFT") by completing the appropriate section of the application. To use EFT to purchase or redeem shares, simply call 800-728-8762 (800-SATURNA). Investors may also wire money to purchase shares, though the wiring bank typically charges a fee for this service. Please notify Saturna Capital when you are wiring money.

Each time shares are purchased or redeemed, a confirmation is mailed and/or emailed showing the details of the transaction as well as the current number and value of shares held. Share balances are computed in full and fractional shares, expressed to three decimal places.

Shareowners may request a redemption of all or part of their investment on any business day of the Funds. The Funds pay redemption proceeds in US dollars, and the amount per share received is the price next determined after receipt of a redemption request in proper order. The amount received depends on the value of the investments of a Fund on that day and may be more or less than the cost of the shares being redeemed.

The Funds normally pay proceeds of redemptions within three days after a proper instruction is received. To allow time for clearing of funds used to purchase shares being redeemed, payment for redemptions of new investments may be restricted for up to 14 calendar days (until the purchase check clears).

The Funds reserve the right to change the terms of purchasing shares and services offered.

There are several methods you may choose to redeem shares:

Written request

Write:   Sextant Mutual Funds
            Box N
            Bellingham, WA 98227-0596

Or Fax:   360-734-0755

You may redeem shares by a written request and choose one of the following options for the proceeds:

  Redemption check (no minimum)
  Federal funds wire ($5,000 minimum)

Note: Signatures on written requests, such as payments directed to a third party, may need to be guaranteed by a national bank, trust company, or by a member of a national securities exchange.

Prevailing rates apply to federal funds wires and expedited courier service for redemption checks. Delivery times cannot be guaranteed by the Funds.

Telephone request

Call:   800-728-8762 or 360-734-9900

Unless Saturna is notified in advance that you do not want this privilege, you may redeem shares by a telephone request and choose one of the following options for the proceeds:

  Redemption check (no minimum) sent to registered owner(s) at the account address of record. Note: Redemption checks sent to other than registered owners may require a written request with a signature guarantee.
  EFT transfer ($100 minimum) with proceeds transferred to your bank account as designated by the EFT authorization on your application. The transfer agent must receive the EFT authorization at least two weeks before EFT transfer can be used.
  Exchange (in at least the minimum initial amount established by the Fund being purchased) for shares of any other Fund for which Saturna Capital is adviser. If the exchange is your initial investment into this Fund, the new account will automatically have the same registration as your original account.

For telephone requests, the Funds will endeavor to confirm that instructions are genuine. The caller must provide:

  the name of the person making the request,
  the name and address of the registered owner(s),
  the account number,
  the amount to be redeemed, and
  the method for remittance of the proceeds.

As the transfer agent, Saturna may also require a form of personal identification. Neither the transfer agent nor the Funds will be responsible for the results of transactions they reasonably believe genuine.

The shares and/or uncashed checks of redemptions, dividends, or distributions may be transferred to your state of residence if no activity occurs within your account during an "inactivity period" specified in your state's laws.

The Funds may restrain any account and suspend account services when: the Funds believe that there may exist a dispute between the registered or beneficial account owners; the Funds believe that a transaction may be fraudulent; in cases of abusive or threatening conduct or suspected illegal activity; or if the Funds are unable to verify the identity of the person(s) or entity opening an account or requesting a transaction.

Distributions

The Funds intend to distribute their net investment income and net realized capital gains, if any, to their shareowners. Distributions from capital gains are paid at the end of November. Growth Fund, International Fund, Core Fund, and Global High Income Fund pay income dividends at the end of November. Short-Term Bond and Bond Income Funds pay income dividends daily, which are reinvested or distributed monthly. As a result of their investment strategies, Short-Term Bond and Bond Income Funds expect that their dividends will consist primarily of ordinary income.

Both dividends and capital gain distributions are paid in additional full and fractional shares of the Fund owned. At your option, you may receive dividends and/or capital gain distributions greater than $10 in cash. You are notified of each dividend and capital gain distribution at the end of the month when paid. Returned dividend payments will be automatically reinvested into your account and invested in additional shares of the Fund owned; future dividends in such accounts will continue to be reinvested until the shareowner is located or the account is closed.

You may choose to have your dividends and/or capital gains sent directly to your bank account or a check issued for dividend or capital gain distributions of $10 or more. Dividends or capital gains in amounts less than $10 will be reinvested. If you do not indicate any choice on your application, your dividends will be reinvested.

Returned dividend checks and dividend checks that remain uncashed for six months will be automatically reinvested into your account and invested in additional shares of the Fund owned; future dividends in such accounts will continue to be reinvested until the shareowner is located or the account is closed.

Frequent Trading Policy

The Funds are intended for long-term investment and do not permit rapid trading. They have adopted a Frequent Trading Policy that attempts to identify and limit rapid trading. Rapid trading may lead to higher portfolio turnover, which may negatively affect performance or increase costs, thereby adversely affecting other shareowners.

To the extent reasonably practicable, the Funds monitor trading in their shares in an effort to identify trading patterns that appear to indicate frequent purchases and redemptions that might violate the Frequent Trading Policy. If the Funds, the transfer agent, or the Funds' managers, based on the information available, believe that they have identified a pattern of such trading (whether directly through a Fund, indirectly through an intermediary, or otherwise), they may, in their sole discretion, temporarily or permanently bar future purchases of shares of the Funds (or any other fund managed by the adviser) by the account holder, or any accounts under common control (such as those advised by an investment manager or any other type of asset allocator).

In making such a judgment, factors considered may include the size of the trades, the frequency and pattern of trades, the methods used to communicate orders, and other factors considered relevant.

Although this process involves judgments that are inherently subjective, the Funds seek to make decisions that are consistent with the interests of the Funds' shareowners. The Funds reserve the right to refuse or revoke any purchase order for any reason a Fund, the transfer agent, or a Fund's managers believe to be contrary to the Frequent Trading Policy.

The Funds often receive orders through financial intermediaries who trade Fund shares through omnibus accounts (i.e., a single account in which the transactions of individual shareowners are combined). When possible, the Funds obtain contractual agreements with intermediaries to enforce the Funds' redemption policies, and rely on intermediaries to have reasonable procedures in place to detect and prevent market timing of Fund shares. The Funds cannot always identify all intermediaries, or detect or prevent trading that violates the Frequent Trading Policy through intermediaries or omnibus accounts. Some intermediaries trade shares of several funds and cannot always enforce a particular Fund's policies.

If you purchase shares through an intermediary, the transfer agent may not have your account information. If so, you must contact your intermediary to perform transactions. Investors should be aware that intermediaries might have policies different than the Funds' policies regarding trading and redemptions, and these may be in addition to or in place of the Funds' policies. For more information about these restrictions and policies, please contact your broker, retirement plan administrator, or other intermediary.

Tax Consequences

Dividends and capital gain distributions may be subject to income tax, whether they are paid in cash or reinvested in additional Fund shares, depending on the type of distribution, the type of your account, and your city, state, and country of tax residence. Income dividends paid by the Funds are normally eligible for the "qualified dividend income" tax rate.

Investors may realize a capital gain or loss on any redemption or exchange of Fund shares.

Shareowners receive quarterly statements. The year-end statement should be retained for tax accounting. As transfer agent, Saturna Capital Corporation keeps each account's entire investment transaction history and helps shareowners maintain the tax records needed to determine reportable capital gains and losses as well as dividend income.

Each February, the transfer agent reports to each shareowner (consolidated by US taxpayer identification number) and to the IRS the amount of each redemption transaction of the shareowner and the amount of dividends and capital gains distributions he or she received for the preceding calendar year. Capital gains a Fund distributes may be taxed at different rates, depending on the length of time a Fund held its investments on which the gains were realized.

Federal tax regulations require reporting cost basis information to you and the Internal Revenue Service on Form 1099-B. This information is reported using a cost basis method selected by you or, in the event no cost basis method was selected, our default method (FIFO — First In, First Out). Please note that the cost basis information reported to you may not always be the same as what you report on your tax return as different rules may apply. You should save your transaction records to make sure the information reported on your tax return is accurate.

To avoid being subject to federal backup withholding tax on dividends and other distributions, you must furnish your correct Social Security or other tax payer identification number when you open an account.

Distributions to shareowners who are not US taxpayers may be subject to withholding tax unless an applicable tax treaty provides for a reduced rate or exemption. Capital gain distributions paid by the Funds are not subject to foreign withholding.

Distribution Arrangements

The Funds have adopted distribution plans under Rule 12b-1 that allow each Fund to pay distribution and other costs for the sale of shares and shareowner services. Under the plan, each Fund pays 0.25% annually of its average daily net assets to the distributor, Saturna Brokerage Services, Inc., a wholly-owned subsidiary of Saturna Capital, the Funds' investment adviser. Because these costs are paid out of a Fund's net assets on an ongoing basis, over time these costs will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shares may be purchased and sold through intermediaries, such as broker-dealers and retirement plan administrators, having agreements with the Funds. These intermediaries may charge investors and/or require the adviser/distributor to the Funds to share revenues for their services. Any such payments are in addition to any distribution and service fees paid out of the Funds' 12b-1 plan and could be characterized as "revenue sharing." An intermediary's receipt or expectation of receipt could influence an intermediary's recommendation of the Funds. You should review your intermediary's compensation practices for that information. For more information, see the Funds' Statement of Additional Information.

Except for this legend, this page has been intentionally left blank.

(graphic omitted)

Financial Highlights

The tables on the following pages can help you understand each Fund's financial performance. The top section of each table reflects financial results for a single Fund share. The total returns represent the rate that an investor earned (or lost) on an investment in each Fund, assuming reinvestment of all dividends and distributions and without regard to income taxes. Tait, Weller & Baker, LLP, the independent registered public accounting firm for the Funds, audited this information. Their report and each Fund's financial statements are in the Funds' annual report (available free upon request from the Funds at www.sextantfunds.com or by calling 800-728-8762).

Sextant Growth Fund (SSGFX)

Financial Highlights	For year ended November 30,
Selected data per share of outstanding capital stock throughout each year:	2014	2013	2012	2011	2010
Net asset value at beginning of year	$23.92	$20.35	$18.14	$17.70	$16.00
Income from investment operations
Net investment income	0.02	0.12	0.08	0.11	0.05
Net gains on securities (both realized and unrealized)	3.88	5.86	2.21	0.43	1.70
Total from investment operations	3.90	5.98	2.29	0.54	1.75
Less distributions
Dividends (from net investment income)	(0.01)	(0.13)	(0.08)	(0.09)	(0.05)
Distributions (from capital gains)	(1.45)	(2.28)	-	(0.01)	-
Total distributions	(1.46)	(2.41)	(0.08)	(0.10)	(0.05)
Paid-in capital from early redemption fees	n/a	-	0.00[1]	0.00[1]	0.00[1]

Net asset value at end of year	$26.36	$23.92	$20.35	$18.14	$17.70

Total return	16.29%	29.39%	12.64%	3.07%	10.93%

Ratios / supplemental data
Net assets ($000), end of year	$45,863	$36,574	$25,250	$22,868	$24,205
Ratio of expenses to average net assets
Before custodian fee credits	1.05%	0.94%	1.10%	0.84%	1.01%
After custodian fee credits	1.05%	0.94%	1.10%	0.84%	1.00%
Ratio of net investment income after custodian fee credits to average net assets	0.07%	0.59%	0.42%	0.57%	0.30%
Portfolio turnover rate	23%	29%	10%	15%	16%
[1]Amount is less than $0.01

Sextant International Fund (SSIFX)

Financial Highlights	For year ended November 30,
Selected data per share of outstanding capital stock throughout each year:	2014	2013	2012	2011	2010
Net asset value at beginning of year	$15.80	$14.85	$14.41	$15.03	$14.03
Income from investment operations
Net investment income	0.65	0.32	0.14	0.12	0.06
Net gains (losses) on securities (both realized and unrealized)	(0.35)	0.97	0.44	(0.63)	1.12
Total from investment operations	0.30	1.29	0.58	(0.51)	1.18
Less distributions
Dividends (from net investment income)	(0.63)	(0.34)	(0.14)	(0.12)	(0.06)
Distributions (from capital gains)	-	-	-	-	(0.12)
Total distributions	(0.63)	(0.34)	(0.14)	(0.12)	(0.18)
Paid-in capital from early redemption fees	n/a	0.00[1]	0.00[1]	0.01	0.00[1]

Net asset value at end of year	$15.47	$15.80	$14.85	$14.41	$15.03

Total return	1.88%	8.67%	4.05%	(3.31)%	8.43%

Ratios / supplemental data
Net assets ($000), end of year	$103,450	$148,016	$183,732	$165,126	$150,788
Ratio of expenses to average net assets
Before custodian fee credits	0.80%	0.66%	1.10%	0.88%	1.03%
After custodian fee credits	0.79%	0.66%	1.10%	0.88%	1.03%
Ratio of net investment income after custodian fee credits to average net assets	3.58%	1.69%	0.98%	0.81%	0.51%
Portfolio turnover rate	3%	7%	10%	7%	2%
[1] Amount is less than $0.01

Sextant Core Fund (SCORX)

Financial Highlights	For year ended Nov. 30,
Selected data per share of outstanding capital stock throughout each year:	2014	2013	2012	2011	2010
Net asset value at beginning of year	$11.78	$10.81	$10.35	$10.06	$9.58
Income from investment operations
Net investment income	0.21	0.20	0.14	0.15	0.16
Net gain on securities (both realized and unrealized)	0.78	0.98	0.46	0.29	0.48
Total from investment operations	0.99	1.18	0.60	0.44	0.64
Less distributions
Dividends (from net investment income)	(0.21)	(0.21)	(0.14)	(0.15)	(0.16)
Distributions (from capital gains)	(0.13)	-	-	-	-
Total distributions	(0.34)	(0.21)	(0.14)	(0.15)	(0.16)
Paid-in capital from early redemption fees	n/a	n/a	-	0.00[1]	0.00[1]

Net asset value at end of year	$12.43	$11.78	$10.81	$10.35	$10.06

Total return	8.41%	10.96%	5.75%	4.42%	6.67%

Ratios / supplemental data
Net assets ($000), end of year	$8,656	$6,960	$7,119	$5,802	$5,228
Ratio of expenses to average net assets
Before custodian fee credits	1.17%	1.01%	1.32%	1.14%	1.21%
After custodian fee credits	1.16%	1.01%	1.32%	1.13%	1.21%
Ratio of net investment income after custodian fee credits to average net assets	1.88%	1.68%	1.29%	1.56%	1.74%
Portfolio turnover rate	14%	29%	19%	13%	13%
[1]Amount is less than $0.01

Sextant Short-Term Bond Fund (STBFX)

Financial Highlights	For year ended November 30,
Selected data per share of outstanding capital stock throughout each year:	2014	2013	2012	2011	2010
Net asset value at beginning of year	$5.05	$5.07	$5.10	$5.12	$5.10
Income from investment operations
Net investment income	0.06	0.06	0.07	0.09	0.12
Net gain (loss) on securities (both realized and unrealized)	(0.01)	(0.02)	(0.03)	(0.02)	0.02
Total from investment operations	0.05	0.04	0.04	0.07	0.14
Less distributions
Dividends (from net investment income)	(0.06)	(0.06)	(0.07)	(0.09)	(0.12)
Total distributions	(0.06)	(0.06)	(0.07)	(0.09)	(0.12)
Paid-in capital from early redemption fees	n/a	n/a	0.00[1]	0.00[1]	0.00[1]

Net asset value at end of year	$5.04	$5.05	$5.07	$5.10	$5.12

Total return	0.94%	0.82%	0.89%	1.42%	2.87%

Ratios / supplemental data
Net assets ($000), end of year	$7,674	$7,307	$6,689	$6,086	$5,136
Ratio of expenses to average net assets
Before fee waivers and custodian fee credits	1.29%	1.14%	1.26%	1.33%	1.34%
After fee waivers	0.76%	0.76%	0.76%	0.75%	0.76%
After fee waivers and custodian fee credits	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income after fee waivers and custodian fee credits to average net assets	1.14%	1.20%	1.47%	1.79%	2.42%
Portfolio turnover rate	14%	50%	26%	14%	27%
[1]Amount is less than $0.01

Sextant Bond Income Fund (SBIFX)

Financial Highlights	For year ended November 30,
Selected data per share of outstanding capital stock throughout each year:	2014	2013	2012	2011	2010
Net asset value at beginning of year	$5.05	$5.41	$5.19	$5.03	$4.96
Income from investment operations
Net investment income	0.16	0.17	0.17	0.18	0.19
Net gain (loss) on securities (both realized and unrealized)	0.21	(0.36)	0.22	0.16	0.07
Total from investment operations	0.37	(0.19)	0.39	0.34	0.26
Less distributions
Dividends (from net investment income)	(0.16)	(0.17)	(0.17)	(0.18)	(0.19)
Total distributions	(0.16)	(0.17)	(0.17)	(0.18)	(0.19)
Paid-in capital from early redemption fees	n/a	-	-	0.00[1]	0.00[1]

Net asset value at end of year	$5.26	$5.05	$5.41	$5.19	$5.03

Total return	7.40%	(3.59)%	7.64%	6.95%	5.43%

Ratios / supplemental data
Net assets ($000), end of year	$7,967	$7,117	$7,922	$6,786	$5,418
Ratio of expenses to average net assets
Before fee waivers and custodian fee credits	1.27%	1.12%	1.36%	1.26%	1.24%
After fee waivers	0.91%	0.90%	0.91%	0.91%	0.91%
After fee waivers and custodian fee credits	0.90%	0.89%	0.90%	0.90%	0.90%
Ratio of net investment income after fee waivers and custodian fee credits to average net assets	3.07%	3.23%	3.23%	3.56%	3.89%
Portfolio turnover rate	13%	8%	6%	14%	10%
[1]Amount is less than $0.01

Sextant Global High Income Fund (SGHIX)

Financial Highlights	For Year ended November 30,		Period ended
Selected data per share of outstanding capital stock throughout each year:	2014	2013	Nov. 30, 2012
Net asset value at beginning of year	$10.51	$9.90	$10.00
Income from investment operations
Net investment income	0.48	0.37	0.18
Net gain (loss) on securities (both realized and unrealized)	0.07	0.63	(0.10)
Total from investment operations	0.55	1.00	0.08
Less distributions
Dividends (from net investment income)	(0.49)	(0.39)	(0.18)
Total distributions	(0.49)	(0.39)	(0.18)

Net asset value at end of year	$10.57	$10.51	$9.90

Total return	5.27%	10.06%	0.76%[1]

Ratios / supplemental data
Net assets ($000), end of year	$7,707	$6,388	$4,730
Ratio of expenses to average net assets
Before fee waivers	1.41%	1.25%	1.22%[2]
After fee waivers	0.91%	0.91%	0.90%[2]
After fee waivers and custodian fee credits	0.90%	0.90%	0.90%[2]
Ratio of net investment income after fee waivers and custodian fee credits to average net assets	4.75%	3.87%	3.03%[2]
Portfolio turnover rate	11%	23%	32%[1]
[1] Since inception March 30, 2012; not annualized [2] Since inception March 30, 2012; annualized

Except for this legend, this page has been intentionally left blank.

Additional information about each Fund's investments is available in the Funds' annual and semi-annual shareowner reports. The Funds' annual report includes a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year. The Statement of Additional Information contains additional information and is incorporated in this Prospectus by reference. To request a free copy of the Statement of Additional Information, any reports or other information associated with the Sextant Funds, and to make shareowner inquiries, please contact us at:

Saturna Investment Trust — Sextant Mutual Funds
1300 N. State St., Bellingham, WA 98225
1-800-728-8762 [1-800-SATURNA]
www.sextantfunds.com

The Statement of Additional Information, the Annual and Semi-Annual Reports, this Prospectus, and other documents are available to download from our website, www.sextantfunds.com and/or from your financial intermediary.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 202-551-8090 for information). Reports and other information about the Funds are also available on the SEC's EDGAR database (www.sec.gov), and copies may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520 or sending email to publicinfo@sec.gov.

The Sextant Funds are series of Saturna Investment Trust.

Saturna Capital (logo omitted)
1300 N. State Street
Bellingham, WA 98225
1-800-728-8762
www.saturna.com

Saturna Investment Trust's Investment Company Act file number is 811-05071.

Saturna Sustainable Funds

Prospectus

March 27, 2015

Please read this Prospectus and keep it for future reference. It is designed to provide important information and to help investors decide if the Saturna Sustainable Funds' goals match their own.

Neither the Securities and Exchange Commission nor any state securities authority has approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The Saturna Sustainable Funds are series of Saturna Investment Trust.

Sustainable Equity Fund SEEFX

Sustainable Bond Fund SEBFX

Table of Contents:

2

Saturna Sustainable Equity Fund

SEEFX

Investment Objective

Capital appreciation.

Fees and Expenses

Shareowner Fees

There are no fees that shareowners pay directly from their investments, such as charges for purchases, redemptions, and exchanges of shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management and Administration Fee	0.65%
Distribution (12b-1) Fees	0.25%
Other Expenses¹	0.30%
Total Annual Fund Operating Expenses	1.20%
Fee Waiver and Expense Reimbursement	0.21%
Total Annual Fund Operating Expense after Fee Waiver and Expense Reimbursement²	0.99%

¹ The "Other Expenses" are based on estimated amounts for the initial fiscal year.

² The investment adviser has committed through March 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses do not exceed the net operating expense ratio of 0.99%. The committed net operating expense ratio may be changed or terminated only with approval of the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years
$122	$381

Portfolio Turnover

The Fund may have transaction costs, such as commissions and a bid-ask spread, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect your after-tax returns. The Fund began operations as of March 27, 2015 (the date of this Prospectus) and consequently has not yet made any purchases or sold any securities, and therefore does not have a portfolio turnover rate to report.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its assets in equities of issuers located throughout the world that the Fund's adviser believes demonstrate sustainable characteristics. For purposes of this investment policy, the Fund's adviser considers issuers with sustainable characteristics to be those issuers that are generally larger, more established, consistently profitable, and financially strong, and with low risks in the areas of the environment, social responsibility, and corporate governance ("ESG"). The Fund's adviser uses an internally developed ESG rating system to identify issuers that the Fund's adviser believes present low ESG risks.

The Fund diversifies its investments across industries, companies, and countries, and generally follows a large and mid-cap value investment style. The Fund prefers seasoned companies that are expected to grow revenue and earnings, favoring equities of companies trading for less than the adviser's assessment of their intrinsic value, which typically means companies with low price/earnings multiples, strong balance sheets, and higher dividend yields. The Fund may invest up to 30% of assets in companies with headquarters in developing countries.

Principal Risks of Investing

The value of Fund shares rises and falls as the value of the securities in which the Fund invests goes up and down. Only consider investing in the Fund if you are willing to accept the risk that you may lose money. Fund share prices and total returns will change with market fluctuations as well as the fortunes of the countries, industries, and companies in which it invests.

Foreign investing involves risks not normally associated with investing solely in US securities. These include fluctuations in currency exchange rates, less public information about securities, less governmental market supervision, and the lack of uniform financial, social, and political standards. Foreign investing heightens the risk of confiscatory taxation, seizure or nationalization of assets, establishment of currency controls, or adverse political or social developments that affect investments. The risks of foreign investing are generally magnified in the smaller and more volatile securities markets of the developing world.

Security issuers are evaluated and assigned an ESG rating monthly. Ratings are dependent upon the associated ESG risks that are most pertinent to the sector in which the company operates. The ratings process associated with sustainable investing reduces the investable universe, which limits opportunities and may increase

3

Saturna Sustainable Equity Fund

SEEFX

the risk of loss during market declines. The adviser believes that sustainable investing may mitigate security-specific risk, but there is no guarantee that the securities favored by our investment process will perform better and may perform worse than those that are not favored.

Performance

The Fund began operations on March 27, 2015 and consequently has no historical returns to report. Future reports will show how the Fund's average annual total returns for the required time periods compare with the S&P Global 1200 Index.

A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future. Performance data current to the most recent month-end and quarter-end are available on www.saturnasustainable.com.

Investment Adviser

Saturna Capital Corporation is the Saturna Sustainable Equity Fund's investment adviser.

Portfolio Manager

Mr. Paul Meeks CFA, is the portfolio manager for the Saturna Sustainable Equity Fund, and Mr. Peter Nielsen CFA, is the deputy portfolio manager. They have been the managers of the Fund since inception.

Purchase and Sale of Fund Shares

You may open an account and purchase shares by sending a completed application, a photocopy of a government-issued identity document, and a check for $10,000 or more ($100 under a group or retirement plan) payable to the Saturna Sustainable Equity Fund. Shareowners may purchase additional shares at any time in minimum amounts of $25.

Shareowners may redeem shares on any business day by several methods:

Written request

Write:   Saturna Sustainable Equity Fund
            Box N
            Bellingham, WA 98227-0596

Or Fax:   360-734-0755

Telephone request

Call:   800-728-8762 or 360-734-9900

Tax Information

Any distributions you receive from the Fund may be taxed as ordinary income, qualified dividend income, or capital gains.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

4

Saturna Sustainable Bond Fund

SEBFX

Investment Objective

Current income and capital preservation.

Fees and Expenses

Shareowner Fees

There are no fees that shareowners pay directly from their investments, such as charges for purchases, redemptions, and exchanges of shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management and Administration Fee	0.55%
Distribution (12b-1) Fees	0.25%
Other Expenses¹	0.30%
Total Annual Fund Operating Expenses	1.10%
Fee Waiver and Expense Reimbursement	0.21%
Total Annual Fund Operating Expense after Fee Waiver and Expense Reimbursement²	0.89%

¹ The "Other Expenses" are based on estimated amounts for the initial fiscal year.

² The investment adviser has committed through March 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses do not exceed the net operating expense ratio of 0.89%. The committed net operating expense ratio may be changed or terminated only with approval of the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years
$112	$350

Portfolio Turnover

The Fund may have transaction costs, such as commissions and a bid-ask spread, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect your after-tax returns. The Fund began operations as of March 27, 2015 (the date of this Prospectus) and consequently has not yet made any purchases or sold any securities, and therefore does not have a portfolio turnover rate to report.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its assets in bonds of issuers located throughout the world that the Fund's adviser believes demonstrate sustainable characteristics. For purposes of this investment policy, the Fund's adviser considers issuers with sustainable characteristics to be those issuers that are generally larger, more established, consistently profitable, and financially strong, and with low risks in the areas of the environment, social responsibility and corporate governance ("ESG"). The Fund's adviser uses an internally developed ESG rating system to identify issuers that the Fund's adviser believes present low ESG risks.

Under normal conditions, the Fund invests at least 65% of its assets in bonds within the four highest grades (Aaa, Aa, A, or Baa) and may invest up to 35% in unrated and high-yield bonds.

Principal Risks of Investing

The value of Fund shares rises and falls as the value of the securities in which the Fund invests goes up and down. Only consider investing in the Fund if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with market fluctuations as well as the fortunes of the countries, industries, and companies in which it invests.

The risks inherent in the Fund depend primarily on the terms and quality of the obligations in its portfolio, as well as on bond market conditions. When interest rates rise, bond prices fall. When interest rates fall, bond prices go up. Bonds with longer maturities usually are more sensitive to interest rate changes than bonds with shorter maturities. The Fund entails credit risk, which is the possibility that a bond will not be able to pay interest or principal when due. If the credit quality of a bond is perceived to decline, investors will demand a higher yield, which means a lower price on that bond to compensate for the higher level of risk.

Foreign investing involves risks not normally associated with investing solely in US securities. These include fluctuations in currency exchange rates, less public information about securities, less governmental market supervision, and the lack of uniform financial, social, and political standards. Foreign investing heightens the risk of confiscatory taxation, seizure or nationalization of assets, establishment of currency controls, or adverse political or social developments that affect investments. The risks of foreign investing are generally magnified in the smaller and more volatile securities markets of the developing world.

5

Saturna Sustainable Bond Fund

SEBFX

Security issuers are evaluated and assigned an ESG rating monthly. Ratings are dependent upon the associated ESG risks that are most pertinent to the sector in which the company operates. The ratings process associated with sustainable investing reduces the investable universe, which limits opportunities and may increase the risk of loss during market declines. The adviser believes that sustainable investing may mitigate security-specific risk, but there is no guarantee that the securities favored by our investment process will perform better and may perform worse than those that are not favored.

Liquidity risk exists when particular investments are difficult to sell. Investments by the Fund in foreign securities and those that are thinly traded, such as lower quality issuers, tend to involve greater liquidity risk. The market for certain investments may become illiquid under adverse market or economic conditions.

Issuers of high-yield securities are generally not as strong financially as those issuing higher quality securities. These issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the relevant economy that could affect their ability to make interest and principal payments as expected. High-yield bonds may have low or no ratings, and may be considered "junk bonds."

Performance

The Fund began operations on March 27, 2015 and consequently has no historical returns to report. Future reports will show how the Fund's average annual total returns for the required time periods compare with the Citi World Broad Investment-Grade Bond Index (WorldBIG).

A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future. Performance data current to the most recent month-end and quarter-end are available on www.saturnasustainable.com.

Investment Adviser

Saturna Capital Corporation is the Fund's investment adviser.

Portfolio Manager

Mr. Patrick Drum CFA, is the portfolio manager for the Fund, and Mr. Bryce Fegley CFA, is the deputy portfolio manager. They have been the managers of the Fund since inception.

Purchase and Sale of Fund Shares

You may open an account and purchase shares by sending a completed application, a photocopy of a government-issued identity document, and a check for $10,000 or more ($100 under a group or retirement plan) payable to the Saturna Sustainable Bond Fund. Shareowners may purchase additional shares at any time in minimum amounts of $25.

Shareowners may redeem shares on any business day by several methods:

Written request

Write:   Saturna Sustainable Bond Fund
            Box N
            Bellingham, WA 98227-0596

Or Fax:   360-734-0755

Telephone request

Call:   800-728-8762 or 360-734-9900

Tax Information

Any distributions you receive from the Fund may be taxed as ordinary income, qualified dividend income, or capital gains.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

6

Investment Objectives

The Saturna Sustainable Equity Fund seeks capital appreciation. The Fund seeks to achieve this objective by investing in a portfolio of global equities that meet financial, sustainable, and responsible investment criteria.

The Saturna Sustainable Bond Fund seeks current income and capital preservation. The Fund seeks to achieve this objective by investing in a portfolio of global bonds that meet financial, sustainable, and responsible investment criteria.

There can be no guarantee that the particular investment objectives of a Fund will be realized. These investment objectives may only be changed with approval by vote of a majority of the outstanding shares of a Fund.

Principal Investment Strategies

The Saturna Sustainable Funds seek to invest in sustainable and responsible companies. The Funds' adviser uses negative screening to exclude companies engaged in certain activities that the adviser believes present higher risk in the areas of the environment, social responsibility, and corporate governance ("ESG"), and employs quantitative screening and fundamental analysis to identify companies and other security issuers that demonstrate financial sustainability and positive ESG characteristics.

The Saturna Sustainable Funds seek tax-efficiency for their shareowners and reduced trading expenses through low portfolio turnover.

The Funds may, from time to time, take temporary defensive positions that are inconsistent with the Funds' investment strategies in attempting to respond to adverse market, economic, political, or other conditions. Temporary defensive positions may protect principal in adverse market conditions but could reduce returns if security prices are increasing. Taking a temporary defensive position may keep a Fund from attaining its investment objective.

Under normal circumstances, each Fund limits its investments as follows:

  No more than 40% in issues from a single country
  No more than 30% in issues from developing countries (countries not members of the Organisation for Economic Co-operation and Development (OECD))

Saturna Sustainable Equity Fund

Under normal conditions, the Fund invests at least 80% of its assets in equities of issuers located throughout the world that the Fund's adviser believes demonstrate sustainable characteristics. For purposes of this investment policy, the Fund's adviser considers issuers with sustainable characteristics to be those issuers that are generally larger, more established, consistently profitable, and financially strong, and with low ESG risks. The Saturna Sustainable Equity Fund invests in a diversified portfolio of global common stocks. It invests primarily in securities of large and mid-cap companies and may invest up to 30% of assets in companies with headquarters in developing companies.

The Saturna Sustainable Equity Fund's investments emphasize a value approach to investing. The adviser looks for securities it believes offer favorable possibilities for capital appreciation over the next one to four years. In selecting equities, the adviser considers factors such as growth in revenues and earnings, relative price-to-earnings and price-to-book value ratios, country and industry position and outlook, corruption indicators, and management assessments.

Saturna Sustainable Bond Fund

Under normal conditions, the Fund invests at least 80% of its assets in bonds of issuers located throughout the world that the Fund's adviser believes demonstrate sustainable characteristics. For purposes of this investment policy, the Fund's adviser considers issuers with sustainable characteristics to be those issuers that are generally larger, more established, consistently profitable, and financially strong, and with low ESG risks.

The Saturna Sustainable Bond Fund's investments include:

  Corporate bonds;
  Collateralized or securitized bonds, such as asset-backed securities, mortgage-backed securities, and commercial mortgage-backed securities;
  Government and municipal securities;
  High-quality commercial paper; and
  Bank obligations, including repurchase agreements, of banks having total assets in excess of $1 billion.

At the time of an investment purchase, at least 65% of assets must be in bonds rated in the four highest grades assigned by a nationally recognized bond rating agency (e.g., Moody's: Aaa, Aa, A, or Baa). The Fund may invest up to 35% in unrated bonds and high-yield bonds.

Principal Risks

The value of each Fund's shares rises and falls as the value of the securities in which the Fund invests goes up and down. Only consider investing if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with market fluctuations as well as the fortunes of the countries, industries, and companies in which the Fund invests. The Funds do not use derivatives to hedge currency, interest rate, or credit risk. By diversifying its investments, each Fund reduces the risk of owning only a few securities.

ESG principles restrict each Fund's ability to invest in certain stocks, bonds, and market sectors, such as alcohol, tobacco, gaming, guns, and pornography. Securities are evaluated and assigned an ESG rating monthly. Ratings are dependent upon the associated ESG risks that are most pertinent to the sector in which an issuer operates. The ratings process associated with sustainable and responsible investing reduces the investable universe for each Fund, which limits opportunities and may increase the risk of loss during market declines. The adviser believes that sustainable investing

7

may mitigate security-specific risk, but there is no guarantee that the securities favored by our investment process will perform better and may perform worse than those that are not favored.

Foreign investing involves risks not normally associated with investing in US securities. These include fluctuations in currency exchange rates, less public information about securities, less governmental market supervision, and the lack of uniform financial, social, and political standards. Foreign investing heightens the risk of confiscatory taxation, seizure or nationalization of assets, establishment of currency controls, or adverse political or social developments that affect investments. The risks of investing in foreign securities are typically greater in less developed or emerging countries. Each Saturna Sustainable Fund diversifies its investments globally on the adviser's evaluation of economic, market, and political trends around the world. Each Fund ordinarily invests in issuers headquartered in at least four countries, limiting investments in any one country to 40% of net assets.

During uncertain or adverse market, economic, political, or other conditions, a Fund may adopt a temporary defensive position. Temporary defensive positions that are inconsistent with a Fund's principal investment strategies may protect principal in adverse market conditions but could reduce returns if security prices are increasing. In the event that a Fund takes such a position, it may not be able to achieve its investment objective.

Liquidity risk exists when particular investments are difficult to sell. If a Fund holds illiquid investments, its portfolio may be more difficult to value, especially in changing markets. Investments by a Fund in foreign securities and those that are thinly traded, such as lower quality issuers, and smaller companies tend to involve greater liquidity risk. If a Fund is forced to sell or unwind these investments to meet redemptions or for other cash needs, the Fund may suffer a penalty. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. In such cases, the Fund, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities, may be unable to achieve its investment objective.

Saturna Sustainable Bond Fund

The risks inherent in the Saturna Sustainable Bond Fund depend primarily on the terms and quality of the obligations in its portfolio, as well as on bond market conditions. When interest rates rise, bond prices fall. When interest rates fall, bond prices go up. Bonds with longer maturities usually are more sensitive to interest rate changes than bonds with shorter maturities. The Fund entails credit risk, which is the possibility that a bond will not be able to pay interest or principal when due. If the credit quality of a bond is perceived to decline, investors will demand a higher yield, which means a lower price on that bond to compensate for the higher level of risk.

The Fund may invest a portion of its assets in securities issued by government sponsored entities such as Fannie Mae, Freddie Mac, and the Federal Home Loan Banks in the US. Foreign governments also sponsor similar entities, which may promote activities such as low-cost housing or alternative energy. The Fund may also invest in the issues of regional, state, and local governments. The terms of such issues can be complex, and there can be no assurance that a government entity will support such enterprises that encounter financial difficulty.

Issuers of high-yield securities are generally not as strong financially as those issuing higher quality securities. These issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the relevant economy that could affect their ability to make interest and principal payments as expected. High-yield bonds may have low or no ratings, and may be considered "junk bonds."

Bond investments, especially mortgage-backed and asset-backed securities, are subject to the risk that borrowers will prepay the principal more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life, and price of the securities.

A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase the security. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security may lose value before it can be sold.

Investment Information

Shareowners receive a Saturna Sustainable Funds financial report showing the investment returns, portfolio, income, and expenses of each Fund every six months. The audited financial statements of each Fund for the year ended November 30, 2015, included in the Trust's Annual Report, will be available upon request when they are completed. Investors may obtain current share prices daily on financial information websites, by calling toll-free 888-732-6262, on electronic quotation systems, and at www.saturnasustainable.com. The following symbols can be used to obtain quotations and other information:

Saturna Sustainable Equity Fund   SEEFX
Saturna Sustainable Bond Fund     SEBFX

This prospectus, financial reports, performance information, proxy voting records, and other useful information are also available at www.saturnasustainable.com. Portfolio holdings are provided each month-end online (see the Statement of Additional Information for a description of portfolio disclosure policies).

8

Investment Adviser

Saturna Capital Corporation, 1300 N. State Street, Bellingham, Washington 98225, is the investment adviser and administrator ("adviser") to each Fund. The adviser's wholly-owned subsidiary, Saturna Brokerage Services, Inc., is the distributor for each Fund. Founded in 1989, Saturna Capital Corporation has approximately $4 billion in assets under management. It is also the adviser to other funds of the Saturna Investment Trust and the Amana Mutual Funds Trust and to separately managed accounts. A subsidiary in Malaysia manages separate accounts and investment funds. Another subsidiary, Saturna Environmental Corporation, owns an environmental education camp.

Mr. Paul Meeks MBA, CFA, portfolio manager of Saturna Sustainable Equity Fund, joined Saturna Capital in 2012 as director of institutional investing. He is also portfolio manager of Sextant Growth Fund. From 2007 to 2012, he was principal of Meeks Consulting LLC, Charleston, SC and has been an equity analyst or portfolio manager since 1987.

Mr. J. Peter Nielsen MBA, CFA, deputy portfolio manager of Saturna Sustainable Equity Fund, joined Saturna Capital in 2007. He is also portfolio manager of Sextant Core Fund. From 2006 to 2007, he was an associate portfolio manager at BC Investment Management Corporation.

Mr. Patrick Drum MBA, CFA, CFP®, portfolio manager of Saturna Sustainable Bond Fund, joined Saturna Capital in 2014. He is also deputy portfolio manager of Sextant Short-Term Bond Fund, Sextant Bond Income Fund, Sextant Global High Income Fund, and Idaho Tax-Exempt Fund. From 2007 to 2014, Mr. Drum was a senior portfolio manager with the Arbor Group at UBS Financial Services specializing in the investment of non-US fixed income portfolios employing an ESG screening process.

Mr. Bryce Fegley CFA, deputy portfolio manager of Saturna Sustainable Bond Fund, joined Saturna Capital in 2001. He is also the portfolio manager for Sextant Global High Income Fund and deputy portfolio manager for Sextant Core Fund. For Saturna Capital he has worked in brokerage, investment research, and its Malaysian investment advisory subsidiary.

See the Statement of Additional Information for a discussion of their compensation, other accounts managed, and ownership of Saturna Sustainable Funds. Portfolio managers may maintain substantial positions in Saturna mutual funds and do not trade securities for their own accounts.

Advisory Fee

Each Saturna Sustainable Fund pays the adviser an Advisory and Administrative Services Fee. The Fee covers certain administrative services such as portfolio accounting, shareowner and financial reporting, shareowner servicing, and transfer agency services. The Fee is also compensation for portfolio management, advice, and recommendations on securities to be purchased, held, or sold. The Fee is computed at the annual rate of 0.65% of average daily net assets of the Saturna Sustainable Equity Fund and 0.55% of average daily net assets of the Saturna Sustainable Bond Fund. The Fee is paid monthly.

A discussion regarding the basis for the Board of Trustees renewing the advisory contracts is available in the Funds' Annual Report published every January.

Fund Share Pricing

Each Fund computes its daily share price (net asset value) using market prices as of the close of trading on the New York Stock Exchange (generally 4 p.m. Eastern time). Fund shares are not priced on the days when New York Stock Exchange trading is closed (typically weekends and US national holidays). Securities traded on a national securities exchange and over-the-counter securities are valued at the last reported sale price on the valuation day. Securities for which there are no sales are valued at the latest bid price. Occasionally there may be days without a readily available market price for a security. When this occurs, a fair value for such security is determined in good faith by or under the direction of the Board of Trustees. Using fair value to price a security may result in a value different from the security's most recent closing price and from the prices used by other mutual funds to calculate their share prices.

Foreign markets may close before the time as of which the share price is computed. Because of this, events occurring after the close of a foreign market and before the share price computation may have a material effect on foreign security prices. To account for this, the Funds use evaluations provided by an independent pricing service for many foreign securities. Such evaluations are based on the foreign securities' most recent closing market prices as of 4 p.m. Eastern time and correlations with broad market indices, sector indices, equity index futures contracts, American Depositary Receipts, and other factors. Foreign securities may trade on weekends or other days when the Funds do not price their shares. As a result, the share price may change on days when you will not be able to purchase or redeem shares.

Additional information about portfolio security valuation, including foreign securities, is contained in the Fund's Statement of Additional Information (SAI).

Purchase and Sale of Fund Shares

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT: To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means for you: When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. For most accounts, we will ask for a photocopy of your driver's license or other identifying documents.

You may open an account and purchase shares by sending a completed application, a photocopy of a government-issued identity document, and a check for $10,000 or more ($100 under a group or retirement plan) to the Fund of your choice. The Funds do not accept initial orders via telephone or unaccompanied by payment.

9

The price applicable to purchases and redemptions of Fund shares is the price next computed after receipt of a purchase or redemption request in proper order by the Funds' transfer agent (Saturna Capital Corporation). There are no sales charges or loads. The Funds may reject purchases for any reason, such as excessive trading. In addition, anti-money laundering regulations limit acceptance of third-party checks and money orders.

Shareowners may purchase additional shares at any time in minimum amounts of $25. Once an account is open, purchases can be made by check, by electronic funds transfer, or by wire. With prior authorization, purchase orders can be entered at www.saturna.com.

Shareowners may authorize the purchase or redemption of shares via electronic funds transfer ("EFT") by completing the appropriate section of the application. To use EFT to purchase or redeem shares, simply call 800-728-8762 (800-SATURNA). Investors may also wire money to purchase shares, though the wiring bank typically charges a fee for this service. Please notify Saturna Capital Corporation when you are wiring money.

Each time shares are purchased or redeemed, a confirmation is mailed and/or emailed showing the details of the transaction as well as the current number and value of shares held. Share balances are computed in full and fractional shares, expressed to three decimal places.

Shareowners may request a redemption of all or part of their investment on any business day of the Funds. The Funds pay redemption proceeds in US dollars, and the amount per share received is the price next determined after receipt of a redemption request in proper order. The amount received depends on the value of the investments of a Fund on that day and may be more or less than the cost of the shares being redeemed.

The Funds normally pay proceeds of redemptions within three days after a proper instruction is received. To allow time for clearing of funds used to purchase shares being redeemed, payment for redemptions of new investments may be restricted for up to 14 calendar days (until the purchase check clears).

The Funds reserve the right to change the terms of purchasing shares and services offered.

There are several methods you may choose to redeem shares:

Written request

Write:   Saturna Sustainable Funds
            Box N
            Bellingham, WA 98227-0596

Or Fax:   360-734-0755

You may redeem shares by a written request and choose one of the following options for the proceeds:

  Redemption check (no minimum)
  Federal funds wire ($5,000 minimum)

Note: Signatures on written requests, such as payments directed to a third party, may need to be guaranteed by a national bank, trust company or by a member of a national securities exchange.

Prevailing rates apply to federal funds wires and expedited courier service for redemption checks. Delivery times cannot be guaranteed by the Funds.

Telephone request

Call:   800-728-8762 or 360-734-9900

Unless Saturna is notified in advance that you do not want this privilege, you may redeem shares by a telephone request and choose one of the following options for the proceeds:

  Redemption check (no minimum) sent to registered owner(s) at the account address of record. Note: Redemption checks sent to other than registered owners may require a written request with a signature guarantee.
  Electronic Funds Transfers ($100 minimum) with proceeds transmitted to your bank account as designated by the EFT authorization on your application. The transfer agent must receive the EFT authorization at least two weeks before EFT can be used.
  Exchange (in at least the minimum established by the Fund being purchased) for shares of any other Fund for which Saturna Capital Corporation is adviser. If the exchange is your initial investment into the Fund, the new account will automatically have the same registration as your original account.

For telephone requests, the Funds will endeavor to confirm that instructions are genuine. The caller must provide:

  the name of the person making the request,
  the name and address of the registered owner(s),
  the account number,
  the amount to be redeemed, and
  the method for remittance of the proceeds.

As the transfer agent, Saturna may also require a form of personal identification. Neither the transfer agent nor the Funds will be responsible for the results of transactions they reasonably believe genuine.

The shares and/or uncashed checks of redemptions, dividends, or distributions may be transferred to your state of residence if no activity occurs within your account during an "inactivity period" specified in your state's laws.

The Funds may restrain any account and suspend account services when: the Funds believe that there may exist a dispute between the registered or beneficial account owners; the Funds believe that a transaction may be fraudulent; in cases of abusive or threatening conduct or suspected illegal activity; or if the Funds are unable to verify the identity of the person(s) or entity opening an account or requesting a transaction.

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Distributions

The Funds intend to distribute their net investment income and net realized capital gains, if any, to their shareowners. Distributions from net capital gains are paid at the end of November. Saturna Sustainable Bond Fund pays income dividends daily, which are reinvested or distributed monthly. Saturna Sustainable Equity Fund pays income dividends at the end of November. As a result of its investment strategy, the Saturna Sustainable Equity Fund may not pay income dividends.

Both dividends and capital gain distributions are paid in additional full and fractional shares of the Fund owned. At your option, you may receive dividends and/or capital gain distributions greater than $10 in cash. You are notified of each dividend and capital gain distribution at the end of the month when paid. Returned dividend payments will be automatically reinvested into your account and invested in additional shares of the Fund owned; future dividends in such accounts will continue to be reinvested until the shareowner is located or the account is closed.

You may choose to have your dividends and/or capital gains sent directly to your bank account or a check issued for dividend or capital gain distributions of $10 or more. Dividends or capital gains in amounts less than $10 will be reinvested. If you do not indicate any choice on your application, your dividends will be reinvested.

Returned dividend checks and dividend checks that remain uncashed for six months will be automatically reinvested into your account and invested in additional shares of the Fund owned; future dividends in such accounts will continue to be reinvested until the shareowner is located or the account is closed.

Frequent Trading Policy

The Funds are intended for long-term investment and do not permit rapid trading. They have adopted a Frequent Trading Policy that attempts to identify and limit rapid trading. Rapid trading may lead to higher portfolio turnover, which may negatively affect performance or increase costs, thereby adversely affecting other shareowners.

To the extent reasonably practicable, the Funds monitor trading in their shares in an effort to identify trading patterns that appear to indicate frequent purchases and redemptions that might violate the Frequent Trading Policy. If the Funds, the transfer agent, or the Funds' managers, based on the information available, believe that they have identified a pattern of such trading (whether directly through a Fund, indirectly through an intermediary, or otherwise), they may, in their sole discretion, temporarily or permanently bar future purchases of shares of the Funds (or any other fund managed by the adviser) by the account holder, or any accounts under common control (such as those advised by an investment manager or any other type of asset allocator).

In making such a judgment, factors considered may include the size of the trades, the frequency and pattern of trades, the methods used to communicate orders, and other factors considered relevant.

Although this process involves judgments that are inherently subjective, the Funds seek to make decisions that are consistent with the interests of the Funds' shareowners. The Funds reserve the right to refuse or revoke any purchase order for any reason a Fund, the transfer agent, or a Fund's managers believe to be contrary to the Frequent Trading Policy.

The Funds often receive orders through financial intermediaries who trade Fund shares through omnibus accounts (i.e., a single account in which the transactions of individual shareowners are combined). When possible, the Funds obtain contractual agreements with intermediaries to enforce the Funds' redemption policies, and rely on intermediaries to have reasonable procedures in place to detect and prevent market timing of Fund shares. The Funds cannot always identify all intermediaries, or detect or prevent trading that violates the Frequent Trading Policy through intermediaries or omnibus accounts. Some intermediaries trade shares of several funds and cannot always enforce a particular Fund's policies.

If you purchase shares through an intermediary, the transfer agent may not have your account information. If so, you must contact your intermediary to perform transactions. Investors should be aware that intermediaries might have policies different than the Funds' policies regarding trading and redemptions, and these may be in addition to or in place of the Funds' policies. For more information about these restrictions and policies, please contact your broker, retirement plan administrator, or other intermediary.

Tax Consequences

Dividends and capital gain distributions may be subject to income tax, whether they are paid in cash or reinvested in additional Fund shares, depending on the type of distribution, the type of your account, and your city, state, and country of tax residence. Income dividends paid by the Funds are normally eligible for the "qualified dividend income" tax rate.

Investors may realize a capital gain or loss on any redemption or exchange of Fund shares.

Shareowners receive quarterly statements. The year-end statement should be retained for tax accounting. As transfer agent, Saturna Capital Corporation keeps each account's entire investment transaction history and helps shareowners maintain the tax records needed to determine reportable capital gains and losses as well as dividend income.

Each February, the transfer agent reports to each shareowner (consolidated by US taxpayer identification number) and to the IRS the amount of each redemption transaction of the shareowner and the amount of dividends and capital gains distributions he or she received for the preceding calendar year. Capital gains a Fund distributes may be taxed at different rates, depending on the length

11

of time a Fund held its investments on which the gains were realized.

Federal tax regulations require reporting cost basis information to you and the Internal Revenue Service on Form 1099-B. This information is reported using a cost basis method selected by you or, in the event no cost basis method was selected, our default method (FIFO — First In, First Out). Please note that the cost basis information reported to you may not always be the same as what you report on your tax return as different rules may apply. You should save your transaction records to make sure the information reported on your tax return is accurate.

To avoid being subject to federal backup withholding tax on dividends and other distributions, you must furnish your correct Social Security or other tax payer identification number when you open an account.

Distributions to shareowners who are not US taxpayers may be subject to withholding tax unless an applicable tax treaty provides for a reduced rate or exemption. Capital gain distributions paid by the Funds are not subject to foreign withholding.

Distribution Arrangements

The Funds have adopted distribution plans under Rule 12b-1 that allow each Fund to pay distribution and other costs for the sale of shares and shareowner services. Under the plan, each Fund pays 0.25% annually of its average daily net assets to the distributor, Saturna Brokerage Services, Inc., a wholly-owned subsidiary of Saturna Capital. Because these costs are paid out of a Fund's net assets on an ongoing basis, over time these costs will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shares may be purchased and sold through intermediaries, such as broker-dealers and retirement plan administrators, having distribution agreements with the Funds. These intermediaries may charge investors and/or require the adviser/distributor to share revenues for their services. Any such payments are in addition to any distribution and service fees paid out of the Funds' 12b-1 plan and could be characterized as "revenue sharing." An intermediary's receipt or expectation of receipt could influence an intermediary's recommendation of the Funds. You should review your intermediary's compensation practices for that information. For more information, see the Funds' Statement of Additional Information.

Financial Highlights

Financial Highlights tables are provided to help you understand the Funds' financial performance.

Information for the Saturna Sustainable Equity Fund and Saturna Sustainable Bond Fund, which began operations March 27, 2015 (the date of this Prospectus), is not yet available.

Additional information about each Fund's investments is available in the Funds' annual and semi-annual shareowner reports. The Funds' annual report includes a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year. The Statement of Additional Information contains additional information and is incorporated in this Prospectus by reference. To request a free copy of the Statement of Additional Information, any reports or other information associated with the Saturna Sustainable Funds, and to make shareowner inquiries, please contact us at:

Saturna Investment Trust — Saturna Sustainable Funds
1300 N. State St., Bellingham, WA 98225
800-728-8762 [800-SATURNA]
www.saturnasustainable.com

The Statement of Additional Information, the Annual and Semi-Annual Reports, this Prospectus, and other documents will be available to download from our website, www.saturnasustainable.com and/or from your financial intermediary.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 202-551-8090 for information). Reports and other information about the Funds are also available on the SEC's EDGAR database (www.sec.gov), and copies may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520 or sending e-mail to publicinfo@sec.gov.

The Saturna Sustainable Funds are series of Saturna Investment Trust.

Saturna Capital (logo omitted)
1300 N. State Street
Bellingham, WA 98225
800-728-8762
www.saturna.com

Saturna Investment Trust's Investment Company Act file number is 811-05071.

Idaho Tax-Exempt Fund

Ticker Symbol: NITEX

Prospectus

March 27, 2015

Please read this Prospectus and keep it for future reference. It is designed to provide important information and to help investors decide if the Fund's goals match their own.

Neither the Securities and Exchange Commission nor any state securities authority has approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Idaho Tax-Exempt Fund is a series of Saturna Investment Trust.

2

Idaho Tax-Exempt Fund

NITEX

Investment Objective

Idaho Tax-Exempt Fund seeks to provide income free from federal income, federal alternative minimum, and Idaho state income taxes. Preservation of capital is a secondary objective.

Fees and Expenses

Shareowner Fees

There are no fees that shareowners pay directly from their investments, such as charges for purchases, redemptions, and exchanges of shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.50%
Distribution (12b-1) Fees	None
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.65%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$66	$208	$362	$810

Portfolio Turnover

The Fund may pay transaction costs, such as commissions and a bid-ask-spread, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 4.69% of the average value of its portfolio.

Principal Investment Strategies

Idaho Tax-Exempt Fund invests in debt securities issued by the State of Idaho and its political subdivisions. These municipal bonds, notes, and commercial paper may be in various forms, including general obligation bonds, revenue bonds, mortgage bonds, certificates of participation, local improvement district bonds, and refunding bonds.

The Fund buys investment grade bonds, meaning those rated "Baa" or higher by a national bond rating agency (e.g., Moody's Investor's Services), or, if unrated, of equivalent quality in the opinion of the adviser, considered at the time of purchase. At least 40% of bonds that the Fund buys must be rated "A" or higher or, if unrated, of equivalent quality, on a similar basis. Factors used in bond evaluations include such information as the bond district's financial position, population size, employment trends, economic activity, and diversification. The portfolio's dollar-weighted average effective maturity is expected to range between 6 and 15 years. In accordance with the fundamental investment policies of the Fund, under normal circumstances, at least 80% of assets are invested in debt securities generating income exempt from both federal and Idaho income tax.

Principal Risks of Investing

The value of Fund shares rises and falls as the value of the securities in which the Fund invests goes up and down. Only consider investing in the Fund if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with fluctuations in the securities markets as well as the fortunes of the industries and municipalities in which the Fund invests.

Idaho Tax-Exempt Fund risks depend primarily on the terms and quality of the obligations in the Fund's portfolio as well as on market conditions. When interest rates rise, bond prices fall. When interest rates fall, bond prices go up. Bonds with longer maturities, such as those held by the Fund, usually are more sensitive to interest rate changes than bonds with shorter maturities.

The Fund entails credit risk, which is the possibility that a bond will not be able to pay interest or principal when due. If the credit quality of a bond is perceived to decline, investors will demand a higher yield, which means a lower price on that bond to compensate for the higher level of risk. If a security held by the Fund defaults on payment of interest or principal, the Fund's income, ability to preserve capital, and liquidity would all be adversely affected.

Fund investments are susceptible to factors adversely affecting Idaho, such as political, economic, and financial trends unique to this state. Industries important to Idaho's economy include services, government, construction, food and agricultural production, and electronics. Investing only in Idaho bonds means that the Fund's investments are more concentrated than other mutual funds, and relatively few bond price changes may lead to underperformance compared to investments selected in greater number and/or from a wider universe.

The Fund is vulnerable to income tax rate changes, either at the Idaho or federal level, since part of municipal securities' value is derived from the recipient's ability to exclude interest payments from taxation.

3

Idaho Tax-Exempt Fund

NITEX

Performance

The following bar chart and table provide an indication of the risks of investing in the Idaho Tax-Exempt Fund by showing performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years compare to those of a broad-based market index. A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.

Performance data current to the most recent month-end and quarter-end are available on www.idahotaxexemptfund.com.

Annual Total Return

Best Quarter	Q1 2009	4.79%
Worst Quarter	Q3 2008	-3.97%

Average Annual Total Returns for periods ended December 31, 2014
	1 Year	5 Year	10 Year
Return before taxes	6.80%	3.62%	3.61%
Return after taxes on distributions	6.78%	3.61%	3.60%
Return after taxes on distributions and sale of Fund shares	5.10%	3.29%	3.08%
S&P Idaho Municipal Index (reflects no deduction for fees, expenses or taxes)	9.65%	5.79%	5.19%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates but do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and likely differ from those shown. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates.

Investment Adviser

Saturna Capital Corporation is Idaho Tax-Exempt Fund's investment adviser.

Portfolio Manager

Mr. Phelps McIlvaine, a vice president of Saturna Capital Corporation, is the person primarily responsible for the day-to-day management of the Idaho Tax-Exempt Fund, which he has managed since 1995. Mr. Patrick Drum MBA, CFA, a portfolio manager and fixed income analyst of Saturna Capital Corporation, is the deputy portfolio manager, which role he assumed in 2015.

Purchase and Sale of Fund Shares

You may open an account and purchase shares by sending a completed application, a photocopy of a government-issued identity document, and a check for $1,000 or more ($100 under a group or retirement plan) payable to the Idaho Tax-Exempt Fund. Shareowners may purchase additional shares at any time in minimum amounts of $25.

Shareowners may redeem shares on any business day by several methods:

Written request

Write:   Idaho Tax-Exempt Fund
            Box N
            Bellingham, WA 98227-0596

Or Fax:   360-734-0755

Telephone request

Call:   800-728-8762 or 360-734-9900

Tax Information

Dividends paid from investments in Idaho bonds are not subject to federal or Idaho state income taxes, including the federal alternative minimum income tax. Any ordinary income dividends or capital gain distributions you receive from the Fund may be subject to federal, state, and local income taxes.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

4

Investment Objectives

Idaho Tax-Exempt Fund seeks to provide income free from federal income, federal alternative minimum, and Idaho state income taxes. Preservation of capital is a secondary objective.

There can be no guarantee that the particular investment objectives of the Fund will be realized. These investment objectives may only be changed with approval by vote of a majority of the outstanding shares of the Fund.

Principal Investment Strategies

Under normal circumstances, at least 80% of assets are invested in debt securities generating income exempt from both federal and Idaho income tax.

The Fund buys investment grade bonds, meaning those rated "Baa" or higher by a national bond rating agency (e.g., Moody's Investor's Services) or, if unrated, of equivalent quality in the opinion of the adviser, considered at the time of purchase. At least 40% of bonds that the Fund buys must be rated "A" or higher or, if unrated, of equivalent quality, on a similar basis.

Up to 60% of total assets of the Fund can be invested in non-rated bonds. The adviser will purchase only those non-rated bonds that it believes are liquid and can be sold at the value consistent with that used for net asset value purposes.

Principal Risks

The value of the Fund's shares rises and falls as the value of the securities in which the Fund invests goes up and down. Only consider investing if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with market fluctuations as well as the fortunes of the industries and political subdivisions in which the Fund invests. By diversifying its investments, each Fund reduces the risk of owning only a few securities.

The risks inherent in the Fund depend primarily on the terms and quality of the obligations in its portfolio as well as on market conditions. When interest rates rise, bond prices fall. When interest rates fall, bond prices go up. Bonds with longer maturities usually are more sensitive to interest rate changes than bonds with shorter maturities. The Fund entails credit risk, which is the possibility that a bond will not be able to pay interest or principal when due. If the credit quality of a bond is perceived to decline, investors will demand a higher yield, which means a lower price on that bond to compensate for the higher level of risk.

Because the Fund concentrates its investments primarily in Idaho municipal securities, its investments are susceptible to factors adversely affecting Idaho. These factors include economic and financial trends as well as political conditions in Idaho and its political subdivisions. Investing primarily in Idaho bonds means the Fund is less diversified than some other types of mutual funds. Concentration in a small area or a small number of security issues may lead to underperformance compared to investments selected in greater number and/or from a wider universe.

Liquidity risk exists when particular investments are difficult to sell. If a Fund holds illiquid investments, its portfolio may be more difficult to value, especially in changing markets. If a Fund is forced to sell or unwind these investments to meet redemptions or for other cash needs, the Fund may suffer a penalty. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. In such cases, the Fund, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities, may be unable to achieve its investment objective.

Bonds with embedded callable options also contain an element of prepayment risk. When interest rates decline, issuers can retire their debt and reissue bonds at a lower interest rate. This hurts investors because yields available for reinvestment will have declined and upward price mobility on callable bonds is generally limited by the call price.

The Fund is vulnerable to tax rate changes, either at the Idaho or federal level, since part of municipal securities' value is derived from the recipient's ability to exclude interest payments from taxation. Should this exclusion be reduced, the market for municipal securities, and consequently the Fund's share value, may be adversely affected.

Please refer to the Fund's Statement of Additional Information for further details about the risks of investing in the Fund.

Investment Information

Shareowners receive a financial report showing the investment returns, portfolios, income, and expenses of the Fund every six months. A copy of the audited financial statements of the Fund for the period ended November 30, 2014, in the Fund's Annual Report, is available on request. Investors may obtain current share prices daily on financial information websites, by calling toll-free 888-732-6262, on electronic quotation systems (symbol: NITEX), and at www.idahotaxexemptfund.com.

This prospectus, financial reports, performance information, proxy voting records, and other useful information are also available at www.idahotaxexemptfund.com. Portfolio holdings are provided each month-end online (see the Statement of Additional Information for a description of portfolio disclosure policies).

5

Investment Adviser

Saturna Capital Corporation, 1300 N. State Street, Bellingham, Washington 98225 is the Fund's investment adviser and administrator. Founded in 1989, Saturna Capital Corporation has approximately $4 billion in assets under management. It is also the adviser to other funds of the Saturna Investment Trust, Amana Mutual Funds Trust, and separately managed accounts.

Mr. Phelps McIlvaine, a vice president of Saturna Capital since 1994, has been the manager of the Idaho Tax-Exempt Fund since 1995. He also manages the Sextant Short-Term Bond Fund and the Sextant Bond Income Fund, other series of the Trust.

Mr. Patrick Drum, MBA, CFA, CFP®, deputy portfolio manager of Idaho Tax-Exempt Fund, joined Saturna Capital in 2014. He is also portfolio manager of Saturna Sustainable Bond Fund and deputy portfolio manager of Sextant Short-Term Bond Fund, Sextant Bond Income Fund, and Sextant Global High Income Fund. From 2007 to 2014, Mr. Drum was a senior portfolio manager with the Arbor Group at UBS Financial Services specializing in the investment of non-US fixed income portfolios employing an ESG screening process.

See the Statement of Additional Information for a discussion of their compensation, other accounts managed, and ownership of the Idaho Tax-Exempt Fund. Portfolio managers may maintain substantial positions in the Saturna mutual funds and do not trade securities for their own accounts.

Advisory Fee
The Fund pays a monthly advisory fee at the annual rate of 0.50% of the average daily net assets up to $250 million, 0.40% of assets between $250 million and $1 billion, and 0.30% of assets in excess of $1 billion. For the fiscal year ended November 30, 2014, the aggregate advisory fee paid was 0.48% of average net assets. A discussion regarding the basis for the Board of Trustee's renewing the advisory contract is available in the Funds' Annual Report published every January.

Fund Share Pricing

The Fund computes its daily share price (net asset value) using market prices as of the close of trading on the New York Stock Exchange (generally 4 p.m. Eastern time). Fund shares are not priced on the days when New York Stock Exchange trading is closed (typically weekends and US national holidays). Securities traded on a national securities exchange and over-the-counter securities are valued at the last reported sale price on the valuation day. Securities for which there are no sales are valued at the latest bid price. Occasionally there may be days without a readily available market price for a security. When this occurs, a fair value for such security is determined in good faith by or under the direction of the Board of Trustees. Using fair value to price a security may result in a value different from the security's most recent closing price and from the prices used by other mutual funds to calculate their share prices.

Additional information about portfolio security valuation, including foreign securities, is contained in the Fund's Statement of Additional Information (SAI).

Purchase and Sale of Fund Shares

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT: To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means for you: When you open an account, we will ask for your name, street address, date of birth, and other information that will allow us to identify you. For most accounts, we will ask for a photocopy of your driver's license or other identifying documents.

You may open an account and purchase shares by sending a completed application, a photocopy of a government-issued identity document, and a check for $1,000 or more ($100 under a group or retirement plan), payable to the Fund. The Fund does not accept initial orders unaccompanied by payment nor by telephone.

The price applicable to purchases and redemptions of Fund shares is the price next computed after receipt of a purchase or redemption request in proper order by the Fund's transfer agent (Saturna Capital Corporation). There are no sales charges or loads. The Fund may reject purchases for any reason, such as excessive trading. In addition, anti-money laundering regulations limit the acceptance of third-party checks and money orders.

Shareowners may purchase additional shares at any time in minimum amounts of $25. Once an account is open, purchases can be made by check, by electronic funds transfer, or by wire. With prior authorization, purchase orders can be entered at www.saturna.com.

Shareowners may authorize the the purchase or redemption of shares via electronic funds transfer ("EFT") by completing the appropriate section of the application. To use EFT to purchase or redeem shares, simply call 800-728-8762 (800-SATURNA). Investors also may wire money to purchase shares, though the wiring bank typically charges a fee for this service. Please notify Saturna Capital when you are wiring money.

Each time shares are purchased or redeemed, a confirmation is mailed and/or emailed showing the details of the transaction as well as the current number and value of shares held. Share balances are computed in full and fractional shares, expressed to three decimal places.

Shareowners may request a redemption of all or part of their investment on any business day of the Fund. The Fund pays redemption proceeds in US dollars, and the amount per share received is the price next determined after receipt of a redemption request in proper order. The amount paid depends on the value of the investments of the Fund on that day and may be more or less than the investment cost of the shares redeemed.

The Fund normally pays proceeds of redemptions within three days after proper instruction is received. To allow time for the clearing of funds used to purchase shares being redeemed, payment for shares redeemed may be restricted for up to 14 calendar days.

The Fund reserves the right to change the terms of purchasing shares and services offered.

6

There are several methods you may choose to redeem shares:

Written request

Write:   Idaho Tax-Exempt Fund
            Box N
            Bellingham, WA 98227-0596

Or Fax:   360-734-0755

You may redeem shares by a written request and choose one of the following options for the proceeds:

  Redemption check (no minimum)
  Federal funds wire ($5,000 minimum)

Note: Signatures on written requests, such as payments directed to a third party, may need to be guaranteed by a national bank or trust company, or by a member of a national securities exchange.

Prevailing rates apply to federal funds wires and expedited courier service for redemption checks. Delivery times cannot be guaranteed by the Fund.

Telephone request

Call:   800-728-8762 or 360-734-9900

Unless Saturna is notified in advance that you do not want this privilege, you may redeem shares by a telephone request and choose one of the following options for the proceeds:

  Redemption check (no minimum) sent to registered owner(s) at the account address of record. Note: Redemption checks sent to other than registered owners may require a written request with a signature guarantee.
  EFT transfer ($100 minimum) with proceeds transferred to your bank account as designated by the EFT authorization on your application. The transfer agent must receive the EFT authorization at least two weeks before EFT transfer can be used.
  Exchange (in at least the minimum initial amount established by the Fund being purchased) for shares of any other Fund for which Saturna Capital Corporation is adviser. If the exchange is your initial investment into this Fund, the new account will automatically have the same registration as your original account.

For telephone requests, the Fund will endeavor to confirm that instructions are genuine and may be liable for losses if it does not. The caller must provide:

  the name of the person making the request,
  the name and address of the registered owner(s),
  the account number,
  the amount to be redeemed, and
  the method for remittance of the proceeds.

As the transfer agent, Saturna may also require a form of personal identification. Neither the transfer agent nor the Funds will be responsible for the results of transactions they reasonably believe genuine.

The shares and/or uncashed checks of redemptions, dividends, or distributions may be transferred to your state of residence if no activity occurs within your account during an "inactivity period" specified in your state's laws.

The Fund may restrain any account and suspend account services when: the Fund believes that there may exist a dispute between the registered or beneficial account owners; the Fund believes that a transaction may be fraudulent; in cases of abusive or threatening conduct or suspected illegal activity; or if the Fund is unable to verify the identity of the person(s) or entity opening an account or requesting a transaction.

Distributions

The Fund intends to distribute its net investment income and net realized capital gains, if any, to its shareowners. The Fund accounts for its distributions as taxable capital gains (originating from net realized gains on portfolio transactions), taxable income (originating from dividends, taxable interest, and certain other types of gains), or tax-exempt income (originating from interest on municipal bonds). Income dividends are paid daily and reinvested or distributed monthly. Distributions from capital gains are paid at the end of November.

Both dividends and capital gain distributions are paid in additional full and fractional shares of the Fund. At your option, you may receive dividends and/or capital gain distributions greater than $10 in cash. You are notified of each dividend and capital gain distribution at the end of the month when paid. Returned dividend payments will be automatically reinvested into your account and invested in additional shares of the Fund; future dividends in such accounts will continue to be reinvested until the shareowner is located or the account is closed.

You may choose to have your dividends and/or capital gains sent directly to your bank account or a check issued for dividend or capital gain distributions of $10 or more. Dividends or capital gains in amounts less than $10 will be reinvested. If you do not indicate any choice on your application, your dividends will be reinvested.

Returned dividend checks and dividend checks that remain uncashed for six months will be automatically reinvested into your account and invested in additional shares of the Fund owned; future dividends in such accounts will continue to be reinvested until the shareowner is located or the account is closed.

7

Frequent Trading Policy

The Fund is intended for long-term investment and does not permit rapid trading. It has adopted a frequent trading policy that attempts to identify and limit rapid trading. Rapid trading may lead to higher portfolio turnover, which may negatively affect performance or increase costs, thereby adversely affecting other shareowners.

To the extent reasonably practicable, the Fund monitors trading in its shares in an effort to identify trading patterns that appear to indicate frequent purchases and redemptions that might violate the Frequent Trading Policy. If the Fund, the transfer agent, or the Fund's manager, based on the information available, believes that it has identified a pattern of such trading (whether directly through the Fund, indirectly through an intermediary, or otherwise), it may, in its sole discretion, temporarily or permanently bar future purchases of shares of the Fund (or any other fund managed by the adviser) by the account holder, or any accounts under common control (such as those advised by an investment manager or any other type of asset allocator).

In making such a judgment, factors considered may include the size of the trades, the frequency and pattern of trades, the methods used to communicate orders, and other factors considered relevant.

Although this process involves judgments that are inherently subjective, the Fund seeks to make decisions that are consistent with the interests of the Fund's shareowners. The Fund reserves the right to refuse or revoke any purchase order for any reason the Fund, the transfer agent, or the Fund's manager believes to be contrary to the Frequent Trading Policy.

The Fund often receives orders through financial intermediaries who trade Fund shares through omnibus accounts (i.e., a single account in which the transactions of individual shareowners are combined). When possible, the Fund obtains contractual agreements with intermediaries to enforce the Fund's redemption policies and relies on intermediaries to have reasonable procedures in place to detect and prevent market timing of Fund shares. The Fund cannot always identify all intermediaries or detect or prevent trading that violates the Frequent Trading Policy through intermediaries and omnibus accounts. Some intermediaries trade shares of several funds and cannot always enforce the Fund's policies.

If you purchase shares through an intermediary, the transfer agent may not have your account information. If so, you must contact your intermediary to perform transactions. Investors should be aware that intermediaries might have policies different than the Fund's policies regarding trading and redemptions, and these may be in addition to or in place of the Fund's policies. For more information about these restrictions and policies, please contact your broker, retirement plan administrator, or other intermediary.

Tax Consequences

The Fund declares and pays exempt-interest dividends from its net investment income, which are exempt from federal and Idaho state income taxes. Distributions of short-term capital gains and gains characterized as market discount are taxable as ordinary income. Such distributions and any capital gain distributions may be subject to income tax, whether they are paid in cash or reinvested in additional Fund shares.

Investors may realize a capital gain or loss on any redemption or exchange of Fund shares.

Shareowners receive quarterly statements. The year-end statement should be retained for tax accounting. As transfer agent, Saturna Capital Corporation keeps each account's entire investment transaction history and helps shareowners maintain the tax records needed to determine reportable capital gains and losses as well as dividend income.

Each February, the transfer agent reports to each shareowner (consolidated by taxpayer ID) and to the IRS the amount of each redemption transaction and the amount of income dividends and capital gains distributions. Dividend amounts represent the proportionate share the shareowner is to report on a tax return for the year. The Fund expects that its distributions will consist primarily of tax-exempt income dividends, but it may invest a portion of its assets in securities that generate income dividends that are not exempt from federal or Idaho income tax. Income dividends exempt from federal tax maybe subject to state and local income tax. Any capital gains distributed by the Fund may be taxable. Fund distributions, whether paid in cash or invested in additional shares of the Fund, may be subject to income taxes.

Federal tax regulations require reporting cost basis information to you and the Internal Revenue Service on Form 1099-B. This information is reported using a cost basis method selected by you or, in the event no cost basis method was selected, our default method (FIFO — First In, First Out). Please note that the cost basis information reported to you may not always be the same as what you report on your tax return as different rules may apply. You should save your transaction records to make sure the information reported on your tax return is accurate.

To avoid being subject to federal backup withholding tax on dividends and distributions, you must furnish your correct Social Security or Tax Identification Number.

8

Financial Highlights

This table can help you understand the Fund's financial performance. The top section reflects financial results for a single Fund share. The total returns represent the rate that an investor earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions and without regard to income taxes. Tait, Weller & Baker, LLP, independent registered public accounting firm for the Fund, audited this information. Their report and the Fund's financial statements are in the Fund's annual report (available free upon request from the Fund at www.idahotaxexemptfund.com or by calling 800-728-8762).

	For Year Ended November 30,
Selected data per share of outstanding capital stock throughout each year:	2014	2013	2012	2011	2010
Net asset value at beginning of year	$5.36	$5.68	$5.51	$5.43	$5.43
Income from investment operations
Net investment income	0.16	0.16	0.16	0.18	0.17
Net gain (loss) on securities (both realized & unrealized)	0.15	(0.31)	0.18	0.08	-
Total from investment operations	0.31	(0.15)	0.34	0.26	0.17
Less distributions
Dividends (from net investment income)	(0.16)	(0.16)	(0.16)	(0.18)	(0.17)
Distributions (from capital gains)	0.00¹	(0.01)	(0.01)	0.00¹	0.00¹
Total distributions	(0.16)	(0.17)	(0.17)	(0.18)	(0.17)
Paid-in capital from early redemption fees	-	-	-	0.00¹	0.00¹

Net asset value at end of year	$5.51	$5.36	$5.68	$5.51	$5.43

Total return	5.83%	(2.70)%	6.33%	4.91%	3.26%

Ratios / supplemental data
Net assets ($000), end of year	$16,721	$15,492	$16,516	$16,117	$15,230
Ratio of expenses to average net assets
Before shareowner servicing fee waiver and custodian fee credits	0.65%	0.66%	0.62%	0.62%	0.74%
After shareowner servicing fee waiver	0.63%	0.64%	n/a	n/a	n/a
After shareowner servicing fee waiver and custodian fee credits	0.63%	0.64%	0.62%	0.61%	0.73%
Ratio of net investment income after custodian fee credits to average net assets	2.85%	2.88%	2.89%	3.27%	3.23%
Portfolio turnover rate	5%	9%	12%	4%	2%

¹ Amount is less than $0.01

9

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10

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11

Additional information about the Fund's investments is available in the Fund's annual and semi-annual shareowner reports. The Fund's annual report includes a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The Statement of Additional Information contains additional information and is incorporated in this Prospectus by reference. To request a free copy of the Statement of Additional Information, any reports or other information associated with Idaho Tax-Exempt Fund, and to make shareowner inquiries, please contact us at:

Saturna Investment Trust — Idaho Tax-Exempt Fund
1300 N. State St., Bellingham, WA 98225
800-SATURNA [800-728-8762]
www.idahotaxexemptfund.com

The Statement of Additional Information, the Annual and Semi-Annual Reports, this Prospectus, and other documents are available to download from our website, www.idahotaxexemptfund.com, and/or from your financial intermediary.

Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 202-551-8090 for information). Reports and other information about the Fund are also available on the SEC's EDGAR database (http://www.sec.gov), and copies may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520 or sending email to publicinfo@sec.gov.

Idaho Tax-Exempt Fund is a series of Saturna Investment Trust.

Saturna Capital (logo omitted)
1300 N. State Street
Bellingham, WA 98225
800-728-8762
www.saturna.com

Saturna Investment Trust's Investment Company Act file number is 811-05071.

PART B

STATEMENT OF ADDITIONAL INFORMATION

Statement of Additional Information

March 27, 2015

Sextant Mutual Funds

(logo omitted)
Growth	International	Core	Short-Term Bond	Bond Income	Global High Income
SSGFX	SSIFX	SCORX	STBFX	SBIFX	SGHIX

Saturna Sustainable Funds

(logo omitted)

Idaho Tax-Exempt Fund

(logo omitted) NITEX
Sustainable Equity SEEFX	Sustainable Bond SEBFX	SATURNA INVESTMENT TRUST 1300 N. State Street Bellingham, Washington 98225 360-734-9900 800-728-8762

The Sextant Growth Fund, Sextant International Fund, Sextant Core Fund, Sextant Short-Term Bond Fund, Sextant Bond Income Fund, Sextant Global High Income Fund, Saturna Sustainable Equity Fund, Saturna Sustainable Bond Fund, and Idaho Tax-Exempt Fund (each a "Fund" and, collectively, the "Funds") are series of Saturna Investment Trust (the "Trust").

This Statement of Additional Information is neither a Prospectus nor a Summary Prospectus. It merely furnishes additional information concerning the Sextant Growth Fund, Sextant International Fund, Sextant Core Fund, Sextant Short-Term Bond Fund, Sextant Bond Income Fund, Sextant Global High Income Fund, Saturna Sustainable Equity Fund, Saturna Sustainable Bond Fund, and Idaho Tax-Exempt Fund that is not included in the Funds' Prospectuses or Summary Prospectuses. It should be read in conjunction with the Prospectuses or Summary Prospectuses.

The Trust's Annual Report to shareowners for the Funds dated November 30, 2014, accompanying notes, and Report of Independent Registered Public Accounting Firm appearing in the Annual Report are incorporated by reference and made a part of this Statement of Additional Information.

You may obtain Prospectuses or Summary Prospectuses dated March 27, 2015, and shareowner Annual and Semi-Annual Reports without charge by writing to the address shown above, calling toll-free to 800-728-8762, and at www.saturna.com.

History of the Funds

Saturna Investment Trust (the "Trust") is a business trust formed pursuant to RCW 23.90 of the laws of the State of Washington to operate as an open-end management company. When formed on February 20, 1987, the name was Northwest Investors Tax-Exempt Business Trust. The Trust's name was changed to Northwest Investors Trust on October 12, 1990. In connection with the formation of the Sextant Funds, the Trust's name was changed to Saturna Investment Trust on September 28, 1995.

The Trust has nine separate Funds organized into three fund families:

Sextant Mutual Funds

  Sextant Growth Fund (commenced operation as an equity fund December 30, 1990, known as Northwest Growth Fund until September 28, 1995, when the investment objective of only Northwest stocks was changed),
  Sextant International Fund (commenced operation September 28, 1995),
  Sextant Core Fund (commenced operation March 30, 2007),
  Sextant Short-Term Bond Fund (commenced operation September 28, 1995),
  Sextant Bond Income Fund (commenced operation March 1, 1993, known as Washington Tax-Exempt Fund until September 28, 1995, when the investment objective of only Washington State municipal bonds was changed), and
  Sextant Global High Income Fund (commenced operation March 30, 2012);

Saturna Sustainable Funds

  Saturna Sustainable Equity Fund (commenced operation March 27, 2015),
  Saturna Sustainable Bond Fund (commenced operation March 27, 2015);

Idaho Tax-Exempt Fund

  Idaho Tax-Exempt Fund (commenced operation September 4, 1987).

Fund Descriptions, Investments, and Risks

Classification

Saturna Investment Trust is technically known as an open-end diversified management investment company. It is a series trust that presently offers six Sextant Funds, two Saturna Sustainable Funds, and the Idaho Tax-Exempt Fund to investors.

Investment Strategies

The Prospectuses and Summary Prospectuses describe the principal investment strategies and principal risks of those strategies.

2	Statement of Additional Information	March 27, 2015

Sextant Mutual Funds

Sextant Growth Fund seeks long-term growth by investing primarily in common stocks. It may invest in securities convertible into common stocks and preferred stocks, and in other securities that are suited to the Fund's investment objectives. The Fund ordinarily does not invest in non-convertible debt securities.

The Growth Fund may invest in securities of smaller or newer companies as well as those of well-seasoned companies of any size. Although the Fund invests principally in securities of US issuers, it may invest up to 5% of its total assets (valued at the time of investment) in foreign equity securities traded in or outside the US.

Sextant International Fund invests at least 65% of its total assets (taken at market value at time of investment) in foreign securities (securities of non-US issuers, primarily common stocks) and American Depositary Receipts.

The Fund may invest in securities of smaller or newer companies as well as those of well-seasoned companies of any size. To reduce risk, the International Fund follows a value investment style and favors equities of larger, more seasoned companies.

The Fund diversifies its investments among several countries, ordinarily investing in securities of at least three countries outside the US. The Fund varies its investments geographically and by type of securities in which it invests based on the adviser's evaluation of economic, market, and political trends outside the United States. The adviser considers the relative political and economic stability of a company's countries of operation in evaluating the potential rewards and risks of an investment opportunity. The Fund may invest in securities traded in mature markets (generally, the countries belonging to the Organisation for Economic Co-operation and Development), in less developed markets (for example, Mexico), and in emerging markets (for example, Peru).

The Fund may invest in securities denominated in various currencies. Accordingly, a change in the value of such currency against the US dollar results in a corresponding change in the US dollar value of the Fund's assets denominated in that currency. Such changes also affect the Fund's income. Generally, when a given currency appreciates against the dollar (that is, the dollar weakens) the value of the Fund's securities denominated in that currency rises. When a given currency depreciates against the dollar (that is, the dollar strengthens), the value of the Fund's securities denominated in that currency would be expected to decline.

Sextant Core Fund seeks long-term capital appreciation and capital preservation. The Fund invests in a mix of common stocks and other equity securities, plus bonds and other debt securities including short-term (money market) instruments. The stocks in the Core Fund are generally issues included in the Sextant Growth and International Funds. The Core Fund's bond issues are selected using the same investment parameters that apply to Bond Income and Short-Term Bond Funds. Under normal circumstances, the Core Fund invests approximately 40% of its assets in equities of US companies, 20% in foreign equities, 25% in investment-grade debt securities (those rated Baa or higher, including government and convertible bonds) with maturities of three years or longer, and 15% in short-term debt securities including money market instruments and cash (see Bond investments below). To reduce risk, the Core Fund follows a value investment style, favoring income-producing securities and those of larger, more seasoned companies.

The Core Fund diversifies its foreign investments among several countries, ordinarily investing in securities of at least three countries outside the US. The Fund varies its investments geographically and by type of securities in which it invests based on the adviser's evaluation of economic, market, and political trends outside the United States. The adviser considers the relative political and economic stability of a company's countries of operation in evaluating the potential rewards and risks of an investment opportunity. The Fund primarily invests in securities traded in mature markets (generally, the countries of the Organisation for Economic Co-operation and Development). It does not concentrate in any particular industry.

The Fund may invest in securities denominated in various currencies. Accordingly, a change in the value of such currency against the US dollar results in a corresponding change in the US dollar value of the Fund's assets denominated in that currency. Such changes also affect the Fund's income. Generally, when a given currency appreciates against the dollar (that is, the dollar weakens) the value of the Fund's securities denominated in that currency rises. When a given currency depreciates against the dollar (that is, the dollar strengthens), the value of the Fund's securities denominated in that currency would be expected to decline.

Sextant Short-Term Bond Fund invests primarily in marketable short-term bond securities. Under normal circumstances, the Fund's dollar-weighted average effective maturity (the sum of the market value of each bond times its number of years to anticipated maturity, divided by the portfolio's total market value) does not exceed three years.

Sextant Bond Income Fund invests primarily in marketable long-term bond securities. As an operating policy that may be changed by the Board of Trustees, under normal circumstances the Fund maintains a dollar-weighted average effective maturity in excess of ten years.

Sextant Global High Income Fund utilizes a wide search for attractively valued high income securities, including:

  Foreign and domestic common and preferred stocks, including depositary receipts;
  Foreign and domestic corporate bonds, including convertible bonds;
  Foreign and domestic government bonds.

The Global High Income Fund diversifies its foreign investments among several countries, ordinarily investing in securities of at least three countries outside the US. The Fund varies its investments geographically and by type of securities in which it invests based on the adviser's evaluation of economic, market, and political trends. The adviser considers the relative political and economic stability of a company's countries of operation in evaluating the potential rewards and risks of an investment opportunity. The Fund may invest in securities traded in any market, but at least two-thirds of the Fund

March 27, 2015	Statement of Additional Information	3

must be invested in companies headquartered or bonds issued in the developed countries belonging to the Organisation for Economic Co-operation and Development. Seeking the advantage of global diversification, no more than half of the Fund may be invested in securities of companies headquartered or bonds issued in the US.

The Fund may invest in securities denominated in various currencies. Accordingly, a change in the value of such currency against the US dollar results in a corresponding change in the US dollar value of the Fund's assets denominated in that currency. Such changes also affect the Fund's income. Generally, when a given currency appreciates against the dollar (that is, the dollar weakens) the value of the Fund's securities denominated in that currency rises. When a given currency depreciates against the dollar (that is, the dollar strengthens), the value of the Fund's securities denominated in that currency would be expected to decline.

To increase safety, no more than half of the Global High Income Fund may be invested in common stocks. Investments in preferred stocks and bonds issued by corporations and governments thus make up the majority of the Fund's investments (see Bond investments, below). In seeking high income, the Fund favors bonds of lower quality, but may have up to half of its investments in bonds rated A3 or higher. Investors are cautioned that high-yield stocks and bonds carry extra risks (see High-yield securities below). The high-yield stocks and bonds in the Fund are not often included in the other Sextant fund portfolios.

Sextant Funds Bond investments
(Sextant Short-Term Bond, Sextant Bond Income, Sextant Core, Sextant Global High Income)

The "effective maturity" of a debt instrument is the weighted average period over which the adviser expects the principal to be paid. It differs from the stated maturity in that it estimates the effect of expected principal prepayments and call provisions. With respect to mortgage-backed securities such as GNMA securities, the effective maturity is likely to be substantially less than the stated maturity of the mortgages in the underlying pools. With respect to obligations with call provisions, the effective maturity is typically the next call date on which the obligation reasonably may be expected to be called. Securities without prepayment or call provisions generally have an effective maturity equal to their stated maturity. During periods of rising interest rates, the effective maturity of mortgage backed securities and callable obligations may increase substantially because they become less likely to be prepaid, which may result in greater net asset value fluctuation.

Under normal circumstances, the Short-Term Bond and Bond Income Funds invest at least 80% of their assets (net assets plus any borrowings for investment purposes, taken at market value at the time of investment) in "bonds," meaning:

  Marketable straight-debt securities of domestic issuers, and of foreign issuers payable in US dollars, rated at the time of purchase within the four highest grades assigned by Moody's Investors Service, Inc. ("Moody's") (Aaa, Aa, A, or Baa);
  Government securities;
  Commercial paper rated Prime-1 by Moody's at time of purchase, or, if unrated, issued or guaranteed by a corporation with any outstanding debt rated Aa or better by Moody's; and
  Bank obligations, including repurchase agreements, of banks having total assets in excess of $1 billion.

These four Funds may also invest in other debt securities (including those convertible into, or carrying warrants to purchase, common stocks or other equity interests, and privately placed debt securities). However, the Funds (except Global High Income Fund) may not invest in a security rated at time of purchase below the fourth highest grade assigned by Moody's (Baa). Debt rated Baa is considered "medium grade," though still generally accepted as investment grade.

US government securities include: (i) bills, notes, bonds, and other debt securities, differing as to maturity and rates of interest, that are issued by and are direct obligations of the US Treasury; and (ii) other securities that are issued or guaranteed as to principal and interest by the US government or by its agencies or instrumentalities. US government securities are generally accepted as being among the safest debt securities with respect to the timely payment of principal and interest (but not any premium paid on their purchase), but generally bear a lower rate of interest than corporate debt securities. However, they are subject to market risk like other debt securities, and the securities' values fluctuate. The Funds may also invest in securities issued by foreign governments that meet the rating requirement of the Fund.

Among the government securities the Funds may purchase are those issued by Government National Mortgage Association ("Ginnie Mae"), Federal National Mortgage Association ("Fannie Mae"), and other agencies. Securities such as these represent an interest in a pool of mortgages insured in whole or in part by other agencies or the US Treasury, depending on the terms of the issue.

These "mortgage-backed" debt securities are entitled to interest and principal payments on mortgages in the pool as they are paid. During periods of declining interest rates, there is an increased likelihood that these mortgages will be prepaid, resulting in a loss of the benefit of holding the instrument to full term and a loss of any premium the Fund may have paid to buy the security.

The Funds may also invest in floating rate instruments that provide for periodic adjustments in coupon interest rates that are automatically reset based on changes in amount and direction of specified market interest rates. To the extent such instruments are subject to lifetime or periodic interest rate caps or floors, such instruments may experience greater price volatility than debt instruments without such features.

Medium grade (Baa) debt securities are obligations of issuers with less capacity to pay interest and repay principal than those rated more highly. Investment in these debt securities involves somewhat greater investment risk, including the possibility of issuer default or bankruptcy. An economic downturn could adversely affect the value of outstanding bonds and the ability of issuers to repay principal and interest. During a period of adverse economic changes, including a period of rising interest rates, issuers of such bonds may experience more difficulty in servicing their principal and interest payment obligations.

4	Statement of Additional Information	March 27, 2015

Some issuers of debt securities choose not to have their securities rated by a rating service. A Fund may invest in unrated securities that in the adviser's opinion are comparable to securities having a rating suitable for investment by the Fund. In selecting investments, the adviser makes it own judgments and does not rely on rating agencies.

Saturna Sustainable Funds

Saturna Sustainable Equity Fund seeks capital appreciation by investing primarily in common stocks. It may invest in securities convertible into common stocks and preferred stocks, and in other securities that are suited to the Fund's investment objectives. The Fund does not invest in non-convertible debt securities.

Under normal conditions, the Fund invests at least 80% of its assets in equities of issuers located throughout the world that the Fund's adviser believes demonstrate sustainable characteristics. For purposes of this investment policy, the Fund's adviser considers issuers with sustainable characteristics to be those issuers that are generally larger, more established, consistently profitable, and financially strong, and with low risks in the areas of the environment, social responsibility, and corporate governance ("ESG"). The Fund's adviser uses an internally developed ESG rating system to identify issuers that the Fund's adviser believes present low ESG risks.

The Sustainable Equity Fund may invest in large-cap (market capitalization above $10 billion) and mid-cap (market capitalization between $2 billion and $10 billion) equities. To reduce risk, the Fund follows a value investment style and favors equities of more seasoned companies.

The Sustainable Equity Fund diversifies its investments among countries, ordinarily investing in securities of companies headquartered in at least four countries. No more than 40% of the Fund can be invested in companies domiciled in any one country. The Fund varies its investments geographically and by industry based on the adviser's evaluation of economic, market, and political trends. The adviser considers the relative political and economic stability of a company's operational countries in evaluating the potential rewards and risks of an investment opportunity. The Fund primarily invests in securities traded in mature markets (generally, the countries belonging to the Organisation for Economic Co-operation and Development). No more than 30% of assets may be invested in developing markets.

The Fund may invest in securities denominated in various currencies. Accordingly, a change in the value of such currency against the US dollar results in a corresponding change in the US dollar value of the Fund's assets denominated in that currency. Such changes also affect the Fund's income. Generally, when a given currency appreciates against the dollar (that is, the dollar weakens) the value of the Fund's securities denominated in that currency rises. When a given currency depreciates against the dollar (that is, the dollar strengthens), the value of the Fund's securities denominated in that currency would be expected to decline.

Saturna Sustainable Bond Fund seeks current income and capital preservation. Under normal conditions, the Fund invests at least 80% of its assets in bonds of issuers located throughout the world that the Fund's adviser believes demonstrate sustainable characteristics. For purposes of this investment policy, the Fund's adviser considers issuers with sustainable characteristics to be those issuers that are generally larger, more established, consistently profitable, and financially strong, and with low risks in the areas of the environment, social responsibility and corporate governance ("ESG"). The Fund's adviser uses an internally developed ESG rating system to identify issuers that the Fund's adviser believes present low ESG risks.

Under normal conditions, the Fund invests at least 65% of its assets in bonds within the four highest grades (Aaa, Aa, A, or Baa) and may invest up to 35% in unrated and high yield bonds.The Sustainable Bond Fund diversifies its investments among several countries, ordinarily investing in issuers headquartered in at least four countries. No more than 40% of the Fund can be invested in issuers domiciled in any one country. The Fund varies its investments geographically and by industry based on the adviser's evaluation of economic, market, and political trends. The adviser considers the relative political and economic stability of an issuer's countries of operation in evaluating the potential rewards and risks of an investment opportunity. The Fund primarily invests in bonds traded in mature markets (generally, the countries of the Organisation for Economic Co-operation and Development). No more than 30% of assets may be invested in developing markets.

The Fund may invest in securities denominated in various currencies. Accordingly, a change in the value of such currency against the US dollar results in a corresponding change in the US dollar value of the Fund's assets denominated in that currency. Such changes also affect the Fund's income. Generally, when a given currency appreciates against the dollar (that is, the dollar weakens) the value of the Fund's securities denominated in that currency rises. When a given currency depreciates against the dollar (that is, the dollar strengthens), the value of the Fund's securities denominated in that currency would be expected to decline.

Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus any borrowings for investment purposes, taken at market value at the time of investment) in "bonds," meaning:

  Corporate bonds;
  Collateralized or securitized bonds, such as asset-backed securities, mortgage-backed securities, and commercial mortgage-backed securities;
  Government and municipal securities;
  Commercial paper rated Prime-1 by Moody's at time of purchase, or , if unrated, issued or guaranteed by a corporation with any outstanding debt rated Aa or better by Moody's; and
  Bank obligations, including repurchase agreements, of banks having total assets in excess of $1 billion.

The "effective maturity" of a debt instrument is the weighted average period over which the adviser expects the principal to be paid. It differs from the stated maturity in that it estimates the effect of expected principal prepayments and call provisions. With respect to mortgage-backed securities such as GNMA securities, the effective maturity is likely to be substantially less than the stated maturity of the mortgages in the underlying pools. With respect to obligations with call provisions, the effective maturity is typically the next call

March 27, 2015	Statement of Additional Information	5

date on which the obligation reasonably may be expected to be called. Securities without prepayment or call provisions generally have an effective maturity equal to their stated maturity. During periods of rising interest rates, the effective maturity of mortgage-backed securities and callable obligations may increase substantially because they become less likely to be prepaid, which may result in greater net asset value fluctuation.

The Fund may also invest in other debt securities (including those convertible into, or carrying warrants to purchase, common stocks or other equity interests, and privately placed debt securities).

US government securities include: (i) bills, notes, bonds, and other debt securities, differing as to maturity and rates of interest, that are issued by and are direct obligations of the US Treasury; and (ii) other securities that are issued or guaranteed as to principal and interest by the US government or by its agencies or instrumentalities. Government securities are generally accepted as being among the safest debt securities with respect to the timely payment of principal and interest (but not any premium paid on their purchase), but generally bear a lower rate of interest than corporate debt securities. However, they are subject to market risk like other debt securities, and the securities' values fluctuate. The Fund may also invest in securities issued by foreign governments that meet the rating requirement of the Fund.

Among the government securities the Fund may purchase are those such as Fannie Mae, Freddie Mac, and the Federal Home Loan Banks in the US. Securities such as these represent an interest in a pool of mortgages insured in whole or in part by other agencies or the US Treasury, depending on the terms of the issue.

These "mortgage-backed" debt securities are entitled to interest and principal payments on mortgages in the pool as they are paid. During periods of declining interest rates, there is an increased likelihood that these mortgages will be prepaid, resulting in a loss of the benefit of holding the instrument to full term and a loss of any premium the Fund may have paid to buy the security.

The Fund may also invest in floating rate instruments that provide for periodic adjustments in coupon interest rates that are automatically reset based on changes in amount and direction of specified market interest rates. To the extent such instruments are subject to lifetime or periodic interest rate caps or floors, such instruments may experience greater price volatility than debt instruments without such features.

Lower grade debt securities are obligations of issuers with less capacity to pay interest and repay principal than those rated more highly. Investment in these debt securities involves somewhat greater investment risk, including the possibility of issuer default or bankruptcy. An economic downturn could adversely affect the value of outstanding bonds and the ability of issuers to repay principal and interest. During a period of adverse economic changes, including a period of rising interest rates, issuers of such bonds may experience more difficulty in servicing their principal and interest payment obligations.

Some issuers of debt securities choose not to have their securities rated by a rating service. The Fund may invest in unrated securities that in the adviser's opinion are comparable to securities having a rating suitable for investment by the Fund. In selecting investments, the adviser makes it own judgments and does not rely on rating agencies.

Idaho Tax-Exempt Fund

The Idaho Tax-Exempt Fund may direct investments in other tax-exempt investment companies which do not concentrate their investments in Idaho bonds, but nevertheless yield income which is exempt from both federal income and alternative minimum taxation. Such income may be taxable at the state level. It is anticipated that shares of such investment companies may be obtained by an affiliated broker-dealer, Saturna Brokerage Services (the "distributor"), which has agreed to act as agent for the Fund and not charge a commission or receive any compensation on purchases of securities made on behalf of the Fund. The purchase of securities of other investment companies may result in the Fund's shareowners paying investment advisory fees twice on the same assets.

The adviser believes that many of the debt securities issued by the State of Idaho or its political subdivisions, agencies, or instrumentalities are small issues in total dollars and are typically issued by smaller communities or instrumentalities to obtain capital. Because of the small size of such issues, the expense of obtaining a rating for the issued obligation (bond) is typically not undertaken. Without a rating, investors must rely solely on their own analysis and investigation to determine investment risk and worth of such bonds. Since the cost of such analysis and investigation is typically not considered warranted due to the size of such issues, despite a higher return typically available from such non-rated bonds, issues of non-rated bonds generally do not have a trading market consisting of as many dealers as comparable rated issues. Occasionally, the financial institution lending the funds to a municipality receives the bond and holds it until maturity. As a result, although trading markets exist for non-rated bonds, generally the number of dealers participating in the market are fewer than that which exists for rated bonds. Although all bonds are traded on the basis of dealers' perception of creditworthiness, a non-rated bond having greater recognition among dealers will have a market consisting of a greater number of dealers than will the market for a bond not having as great a recognition. The adviser anticipates that investment in non-rated bonds will occur only when the adviser believes the credit of the issuer of such non-rated bonds is such so as to warrant an investment without unreasonable risk to the preservation of capital and which is sufficiently recognized among the market dealers so as to provide ready marketability of the investment.

The adviser believes that there exist bonds that constitute good investments that will promote the investment objectives of the Fund. Purchases of bonds on behalf of the Fund may be made directly from the issuer. Some purchases are by sealed bid, with the entire issue being awarded to the lowest interest rate that is bid. Most issuers are willing to negotiate a rate directly with the managing underwriter and/or purchaser. In this instance, the adviser will deal in good faith to arrive at a competitive rate.

6	Statement of Additional Information	March 27, 2015

In contemplating the rate at which to bid a bond, the adviser may consider the opinions and evaluations of independent broker-dealers specializing in Idaho municipal bonds. Such brokers may also be requested to render their opinions as to the value of the Fund's investment securities. The adviser may consider such evaluations and valuation services provided by such independent brokers in determining where it effects transactions in investment securities.

The Fund buys investment-grade bonds, meaning those rated "Baa" or higher by a national bond rating agency (e.g., Moody's Investor's Services) or, if unrated, of equivalent quality in the opinion of the adviser, considered at the time of purchase. At least 40% of bonds that the Fund buys must be rated "A" or higher or, if unrated, of equivalent quality, on a similar basis.

Up to 60% of total assets of the Fund can be invested in non-rated bonds. The adviser will purchase only those non-rated bonds that it believes are liquid and can be sold at the value consistent with that used for net asset value purposes.

In evaluating bonds, the adviser analyzes the extent of investment risk by policies that include:

(1) The extent of unemployment within the assessment district for the issuer of a bond and the extent to which this may affect repayment of the bond at maturity;

(2) The extent to which the real property within the assessment district is owned by a small number of persons or entities and the relative economic strength of such persons or entities which may affect repayment of the bond at maturity; and

(3) The financial position of Idaho and the political subdivision, including, but not limited to, the extent of its existing indebtedness.

These limitations and policies are considered primarily at the time of purchase. The sale of a bond is not mandated in the event of a subsequent change in circumstances. Bonds are commonly held until maturity, when the bond will be redeemed for its full face value, assuming no defaults. Nonetheless, bonds may be sold prior to maturity for various purposes, such as a desire for greater liquidity or to preserve capital.

The Fund invests predominantly in municipal obligations issued by the State of Idaho or its political subdivisions, agencies, or instrumentalities ("municipality"). These municipal obligations generally include municipal bonds, municipal notes, municipal commercial paper, and any other obligation from which the payment of interest, in the opinion of the bond issuer's counsel, is exempt from federal and Idaho state income tax. General descriptions of these investments are:

Municipal bonds are debt obligations issued to obtain funds for various public purposes such as construction of public facilities (e.g., airports, highways, bridges, and schools). Maturities of municipal bonds at the time of issuance may range from one year to 30 years or more.

Municipal notes are short-term obligations of municipalities, generally with a maturity ranging from six months to three years. The principal types of notes include tax, bond, revenue anticipation notes, and project notes.

Municipal commercial paper refers to short-term obligations of municipalities, which may be issued at a discount. Such paper is likely to be issued to meet seasonal working capital needs of the Municipality or interim construction financing. Municipal commercial paper is, in most cases, backed by letters of credit, lending agreements, note repurchase agreements, or other credit facility agreements offered by banks and other institutions.

Municipal notes and commercial paper obligations are usually issued in the following circumstances:

(a) When borrowing is in anticipation of long-term financing, the paper is generally referred to as a bond anticipation note ("BAN"). Cities are authorized to issue revenue BANs. The maturity date cannot exceed five years from the date of issue. Payment can be extended for not more than three years from their maturity date. BANs are secured by income and revenues derived by the city from the project and from the sale of the revenue bonds in anticipation of which the notes are issued.

(b) Borrowings to level temporary shortfalls in revenue occasioned by irregular receipts of taxes are generally referred to as tax anticipation notes ("TAN"). Taxing districts, including counties, any political subdivision of the state, any municipal corporation, school districts, any quasi-municipal corporation, or any other public corporation authorized to levy taxes, are authorized to borrow money and issue a TAN. The TANs must mature no longer than one year from the date of issue and are issued in anticipation of collection of taxes in the current fiscal year. The taxing district is limited to an amount equal to 75% of the taxes levied in the current fiscal year and not yet collected. The full faith and credit of the taxing districts back TANs. The State of Idaho is also authorized to issue a TAN in anticipation of income or revenue from taxes but is forbidden by its constitution to engage in deficit spending or long-term borrowing. The term of the obligation is the shorter of 12 months or to the end of the fiscal year. Likewise, the borrowed amount cannot exceed 75% of the income or revenue from taxes which the State tax commission or other tax collection agency certifies is reasonably anticipated to be collected during the current fiscal year.

Municipal bonds include debt obligations issued to obtain funds for various public purposes, including the construction of public facilities. Municipal bonds may be used to refund outstanding obligations, to obtain funds for general operating expenses, or for lending public or private institutions funds for the construction of educational facilities, hospitals, or housing, or for other public purposes. The two principal classifications of municipal bonds are general obligation and limited obligation (or revenue) bonds. Limited project bonds are known as local improvement district ("LID") bonds.

General obligation bonds ("GO Bonds") are those obligations of an issuer to which the full faith and credit of the municipality is pledged. The proceeds from GO Bonds are used for a wide variety of public uses, including, but not limited to, public facilities such as the structure or improvement of schools, highways, roads, water, and sewer systems, and facilities for a variety of public purposes. A GO Bond is paid from ad valorem property taxes or from other tax sources. Many types of obligations may be general obligations of a municipality whether or not they are incurred through the issuance of bonds. GO Bonds may be incurred in the form of a registered

March 27, 2015	Statement of Additional Information	7

warrant, conditional sales contract, or other instrument in which an unconditional and unlimited promise to pay from ad valorem taxes is made.

Revenue bonds may be issued to fund a wide variety of revenue-producing capital projects including, but not limited to, electric, gas, water, and sewer systems; highways, bridges, and tunnels; airport facilities; colleges and universities; hospitals; and health, convention, recreational, and housing facilities. Although the principal security of these bonds varies, generally, revenue bonds are payable from a debt service reserve fund, the cash for which is derived from the operation of the particular utility or enterprise. Revenue bonds are not general obligations. The revenues of the particular utility or system secure them. They can be issued by agencies of a state and can also be issued by political subdivisions including counties, cities, towns, water districts, sewer districts, irrigation districts, port districts, and housing authorities.

The Fund will invest in revenue bonds with a coverage factor between net revenue to the annual debt service of a minimum of 1 to 1.25. Only issues that have a debt service reserve fund balance equal to the average annual debt service will be purchased.

Local Improvement District ("LID") bonds are secured by assessments levied against the properties benefited by the improvements constructed with the proceeds of the bonds. This type of financing is available to counties, water and/or sewer districts, highway districts, irrigation districts, and cities. The property must be specially benefited by the improvements constructed out of the proceeds of the bonds, generally within a local improvement district.

Private Activity Bonds, including Industrial Development Bonds ("IDB"), are commonly issued by public authorities but generally are not secured by any taxing power. Rather, they are secured by the revenues derived from the lease or rental payments received from the industrial user, and the credit quality of such municipal bonds is usually directly related to the credit standing of the user of the facilities. Since 1986, there have been substantial limitations on new issues of municipal bonds to finance privately operated facilities. To the extent such municipal bonds would generate income that might be taxed under federal alternative minimum tax provisions, the Fund does not invest in Private Activity Bonds. The Fund does not anticipate that greater than 5% of the Fund's total assets will be invested in Private Activity Bonds.

The Fund may purchase certain variable or floating rate obligations in which the interest rate is adjusted at predesignated periodic intervals (variable rate) or when there is a change in the market rate of interest on which the interest rate payable on the obligation is based (floating rate). Variable or floating rate obligations may include a demand feature that entitles the purchaser to demand prepayment of the principal amount prior to stated maturity. Also, the issuer may have a corresponding right to prepay the principal amount prior to maturity.

Risks

Market risk
(All Funds)
The value of a Fund's shares rises and falls as the value of the securities in which a Fund invests goes up and down. Only consider investing in a Fund if you are willing to accept the risk that you may lose money.

Growth stocks
(Sextant Growth, Sextant Core, Saturna Sustainable Equity)

Growth stocks, which can be priced on future expectations rather than current results, may decline substantially when expectations are not met.

Small companies
(Sextant Growth, Sextant Core, Sextant Global High Income)

Smaller companies involve higher investment risks in that they often have limited product lines, markets, and resources, or their securities may trade less frequently and have greater price fluctuation than those of larger companies.

Foreign securities
(Sextant International, Sextant Core, Sextant Short-Term Bond, Sextant Bond Income, Sextant Global High Income, Saturna Sustainable Equity, Saturna Sustainable Bond)
Investors should understand and carefully consider the risks involved in foreign investing. Investing in foreign securities or instruments involves risks and opportunities not typically associated with investing in US securities. These include: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the US; less public information with respect to issuers of securities; less governmental supervision of exchanges, issuers, and brokers; lack of uniform accounting, auditing, and financial reporting standards; lack of uniform trading practices; less liquidity or greater price volatility in foreign markets; possible imposition of foreign taxes; or less advantageous legal, operational, and financial protections applicable to foreign custodial arrangements. Governments worldwide could affect investments by expropriation or confiscatory taxation, seizure or nationalization of bank deposits or other assets, establishment of exchange controls, adoption of anti-business restrictions, or adverse political, social, or diplomatic developments.

The dividends and interest payable on foreign portfolio securities may be subject to foreign withholding taxes, thereby reducing the net amount of income available for distribution to Fund shareowners. A shareowner otherwise subject to US federal income taxes may, subject to various limitations, be entitled to claim a credit or deduction for US federal income tax purposes for his or her proportionate share of such foreign taxes paid by the Fund.

8	Statement of Additional Information	March 27, 2015

Developing markets
(Sextant International, Sextant Global High Income, Saturna Sustainable Equity)
The risks of small companies may be particularly applicable in smaller or emerging foreign markets. In addition to the risks of foreign investing, developing markets may have heightened risks due to a lack of established legal, political, business, and social frameworks to support efficient securities markets.

Bond credit
(Sextant Core, Sextant Short-Term Bond, Sextant Bond Income, Sextant Global High Income, Saturna Sustainable Bond, Idaho Tax-Exempt)
An issuer of debt securities may fail to make interest payments and repay principal when due, in whole or in part. Changes in an issuer's financial strength, the market's perception of the issuer's financial strength, or in a security's credit rating may affect a security's value.

Interest rate
(Sextant Core, Sextant Short-Term Bond, Sextant Bond Income, Sextant Global High Income, Saturna Sustainable Bond, Idaho Tax-Exempt)
When interest rates rise, bond prices generally fall. The opposite is also generally true: bond prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these interest rate changes. Interest rates change based on longer-term economic expectations, primarily inflation. Higher rates normally prevail in underperforming economies. When interest rates are historically low, the risk of bond prices falling should rates return to normal is increased.

High-yield securities
(Sextant Global High Income, Saturna Sustainable Bond)
High-yield securities involve greater risk of a loss, or delays of interest, principal, or dividend payments than higher quality securities. Issuers of lower rated or "high-yield" securities are not as strong financially as those issuing higher quality securities. Companies with high dividends are generally more financially leveraged and likely to be undergoing difficult and stressful conditions in their operations. Issuers of high-yield securities are likely more vulnerable to changes in the relevant economy that could affect their ability to make payments of interest, principal, or dividends as expected. The prices of high-yield securities generally fluctuate more than those of higher credit quality. High-yield securities are often more illiquid (harder to sell) and harder to value.

State-specific bonds
(Idaho Tax-Exempt)
State-specific bond risk entails changes in investor perceptions about the state of Idaho or other entities issuing bonds in Idaho. Investing only in Idaho bonds means the Idaho Tax-Exempt Fund has greater exposure to events in that state. Factors such as political, economic, and financial trends in the state of Idaho will affect market prices for the Fund's holdings of Idaho issuers, regardless of the actions of the broader market for municipal bonds. Investor perceptions of those events will cause bonds in the Fund's portfolio to vary up and down.

Liquidity
(All Funds)
Market risk also includes the concept of "liquidity," the ability of security holders to purchase and sell securities. Liquidity can relate to securities markets as a whole or to the market for only one or a few types of securities. Should a market become "illiquid" (lose liquidity), the ability to purchase and sell securities disappears. Holders of securities that are illiquid may have little or no ability to dispose or purchase securities as desired. Adverse market conditions can cause investors to place a premium on the highest quality liquid securities (such as US Treasury securities), which can result in a relative increase in interest rates for other types of bonds. Bonds that are less liquid, such as municipal bonds, may be affected by material increases in the general level of risk aversion and any resulting decrease in liquidity for non-US government obligations.

March 27, 2015	Statement of Additional Information	9

Fundamental Policies

The investment objectives of each Fund are described in the Prospectuses and Summary Prospectuses. Investment objectives and certain policies of each of the Funds may not be changed without the prior approval of the holders of the majority of the outstanding shares of the respective Fund. Investment objectives and policies that are considered fundamental and subject to change only by prior approval of the shareowners include:

  the primary and any secondary investment objectives;
  for the Sextant Bond Income, Sextant Short-Term Bond, Saturna Sustainable Bond Fund, and Idaho Tax-Exempt Fund the 80% of assets minimum investment in bonds;
  the classification of the Funds as an open-end management company and the sub-classification of each of the Funds as a diversified company; and
  the policies listed under "Investment Restrictions."

Investment Restrictions

Sextant Mutual Funds, Saturna Sustainable Funds

In addition to the restrictions stated in the Prospectus and Summary Prospectuses, the Funds shall not:

  purchase securities on margin;
  sell securities short, or purchase or write put or call options;
  purchase "restricted securities" (those which are subject to legal or contractual restrictions on resale or are otherwise not readily marketable); or
  invest in oil, gas, or other mineral exploration leases and programs.

The Funds shall not make loans to others, except for:

  the purchase of debt securities; or
  the entering into of repurchase agreements.

The Funds shall not invest in securities so as to not comply with Subchapter M of the Internal Revenue Code, in that generally at the close of each quarter of the tax year, at least 50% of the value of each Fund's total assets is represented by:

  cash and cash items, government securities, and securities of other regulated investment companies; and
  other securities.

In addition, the Funds shall not purchase:

  real estate;
  real estate limited partnerships (excepting master limited partnerships that are publicly traded on a national security exchange or Nasdaq's National Market System); or
  commodities or commodity contracts.

The Funds shall not:

  issue senior securities; provided, however, that a fund may borrow money for extraordinary or emergency purposes and then only if after such borrowing there is asset coverage of at least 300% for all such borrowings;
  act as a securities underwriter, except that they may purchase securities directly from the issuer for investment purposes;
  purchase or retain securities of any issuer if the officers or trustees of the Trust or its adviser own more than one-half of one percent of the securities of such issuer; or
  invest in any company for the purpose of management or exercising control.

No Fund shall invest in the securities of other open-end investment companies, except in connection with a merger, consolidation, acquisition, or reorganization or by purchase in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary broker's commission.

The Funds shall not:

  purchase securities of any issuer in excess of 5% of the Fund's total assets;
  purchase more than 10% of the outstanding voting securities of any issuer;
  concentrate its investments in a single industry beyond 25% of the total value of the Fund;
  invest more than 10% of its assets in the securities of issuers which together have a record of less than three years continuous operation; or
  purchase securities if such Fund's outstanding borrowings exceed 5% of its net assets.

No Fund's investments in warrants, valued at the lower of cost or market, shall exceed 5% of the value of the Fund's net assets. Included within that amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants that are not listed on the New York or American Stock Exchanges. Warrants acquired in units or attached to securities may be deemed to be without value. Notwithstanding the above, the Funds may purchase securities pursuant to the exercise of subscription rights, provided that such purchase does not result in the Funds' ceasing to be a diversified investment company. Japanese and European corporations frequently issue additional capital stock by means of subscription rights offerings to existing shareowners at a price substantially below the market price of the shares. The failure to exercise such rights would result in the Funds' interest in the issuing company being diluted. The market for such rights is not well developed in all cases and, accordingly, the Funds may not always realize the full value on the sale of rights. The exception applies in cases where the limits set forth in the investment restrictions would otherwise be exceeded by exercising rights or would have already been exceeded as a result of fluctuations in the market value of the Funds' portfolio securities with the result that the Funds would be forced to sell securities at a time when they might not otherwise have done so, or to forgo exercising the rights.

10	Statement of Additional Information	March 27, 2015

Idaho Tax-Exempt Fund

In addition to the restrictions stated in the Prospectus and Summary Prospectus, the Fund shall not:

  purchase securities on margin or sell securities short or purchase or write put or call options;
  purchase "restricted securities" (those which are subject to legal or contractual restrictions on resale or are otherwise not readily marketable); or
  invest in oil, gas, or other mineral exploration leases and programs.

The Fund shall not make loans to others, except for:

  the purchase of debt securities; or
  the entering into of repurchase agreements.

The Fund shall not invest in securities so as to not comply with Subchapter M of the Internal Revenue Code, in that generally at the close of each quarter of the tax year, at least 50% of the value of the Fund's total assets is represented by:

  cash and cash items, government securities, and securities of other regulated investment companies; and
  other securities.

In addition, the Fund shall not purchase

  real estate;
  real estate limited partnerships; or
  commodities or commodity contracts.

The Fund shall not:

  issue senior securities; provided, however, that a fund may borrow money for extraordinary or emergency purposes and then only if after such borrowing there is asset coverage of at least 300% for all such borrowings;
  act as a securities underwriter except that it may purchase securities directly from the issuer for investment purposes;
  purchase or retain securities of any issuer if the officers or trustees of the Fund or its adviser own more than one-half of one percent of the securities of such issuer; or
  invest in any company for the purpose of management or exercising control.

The Fund shall not:

  purchase securities of any issuer in excess of 5% of the Fund's total assets;
  purchase more than 10% of the outstanding voting securities of any issuer;
  concentrate its investments in a single industry beyond 25% of the total value of the Fund;
  invest more than 10% of its assets in the securities of issuers which together have a record of less than three years continuous operation.

Other Fund Policies

Temporary Defensive Position
When the adviser considers a temporary defensive investment position advisable, any Saturna Investment Trust Fund may invest without limitation in high-quality corporate debt obligations, US government obligations, or hold cash or cash equivalents.

Portfolio Turnover
The Funds place no restrictions on portfolio turnover and the Funds will buy or sell investments according to the adviser's appraisal of the factors affecting the market and the economy. The adviser does not anticipate significant variation from the relatively low portfolio turnover rates experienced in the past.

Disclosure of Portfolio Holdings
The Saturna Investment Trust has adopted a portfolio holdings disclosure policy governing the disclosure of the Funds' portfolio holdings. In accordance with this policy, the Funds may provide portfolio holdings information to third parties no earlier than the time a report is filed with the SEC that is required to contain such information or one day after the information is posted on the Fund's publicly accessible website, www.saturna.com. A list of portfolio holdings is generally made available on the Funds' website within ten business days after each month-end. Additionally, the Funds publish on the website a list of their top ten holdings as of the end of each calendar quarter within ten business days after the end of the quarter for which the information is current.

The Funds may disclose portfolio holdings information that has not been included in a filing with the SEC or posted on the Funds' website (i.e., nonpublic portfolio holdings information) only if there is a legitimate business purpose for doing so and if the recipient is required, either by explicit agreement or by virtue of the recipient's duties to the Funds as an agent or service provider, to maintain the confidentiality of the information and to not use the information in an improper manner (e.g., personal trading). The Funds may disclose on an ongoing basis such nonpublic portfolio holdings information in the normal course of their investment and administrative operations to various service providers, including the adviser, independent registered public accounting firm, custodian, financial printer, and to the legal counsel for the Funds' trustees. The adviser may disclose daily nonpublic portfolio holdings information on a next-day basis to service providers to enable the adviser to perform statistical analysis using that service provider's systems and software programs. The adviser may also provide certain nonpublic portfolio holdings information to broker-dealers from time to time in connection with the purchase or sale of securities. In providing this information, reasonable precautions are taken in an effort to avoid potential misuse of the disclosed information, including limitations on the scope of the portfolio holdings information disclosed, when appropriate.

Nonpublic portfolio holdings information may be provided to other persons if approved by the adviser's president or designee upon a determination that there is a legitimate business purpose for doing so, the disclosure is consistent with the interests of the Funds, and the recipient is obligated to maintain the confidentiality of the information and not misuse it.

March 27, 2015	Statement of Additional Information	11

Neither the adviser, the Funds, nor any affiliated or non-affiliated party shall receive any compensation or other consideration in connection with the disclosure of portfolio holdings.

In view of these Fund policies, it is unlikely that a conflict of interest between the Funds, the adviser, or any affiliated person of the Funds may arise. However, should the adviser's president become aware that a potential conflict of interest may exist in connection with authorized portfolio disclosures, she will promptly consult with the chairman of the Trust's Board of Trustees with regard to action to be taken. For further information about conflicts of interest, see the "Portfolio Managers" section beginning on page 21.

Proxy Voting Policies
The proxy voting guidelines below summarize Saturna Capital's positions on various issues of concern to investors and give a general indication of how portfolio securities held in the Funds will be voted on proposals dealing with particular issues.

The proxy voting guidelines are just that — guidelines. The guidelines are not exhaustive and do not include all potential voting issues. Because proxy issues and the circumstances of individual companies are so varied, there may be instances when the adviser may not vote in strict adherence to these guidelines. Regardless of these guidelines, the adviser will always attempt to vote consistent with specific investment objectives and policies of the Funds.

Saturna Capital's investment professionals, as part of their ongoing review and analysis of all portfolio holdings, are responsible for monitoring significant corporate developments, including proxy proposals submitted to shareowners. Voting proxies is a responsibility of a Fund's portfolio manager(s).

These guidelines are reviewed and approved annually by the Trustees. The portfolio manager will refer all issues where there could be a conflict of interest (e.g., a familial or business relationship with company management) or uncertainty of direction to the Trustees for resolution. Disclosure of the proxy voting record is a responsibility of the Trust's secretary. After June 30, information as filed on Form N-PX regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling Saturna Capital at 800-728-8762; (2) through the Trust's website at www.saturna.com; and (3) on the SEC's website at www.sec.gov.

By the following general categories, absent special circumstances, proxies will be voted:

  Governance

For proposals calling for a majority of the directors to be independent of management.

For proposals seeking to increase the independence of board nominating, audit, and compensation committees.

In accordance with the recommendation of the company's board of directors on all shareowner proposals, except it will vote for shareowner proposals that are consistent with these proxy voting guidelines.

For the election of the company's nominees for director, except it will withhold votes for nominees it considers insufficiently committed or competent.

Against proposals to elect directors on a staggered schedule.

  Business Transactions

On a case-by-case basis on board-approved proposals to effect acquisitions, mergers, reincorporations, reorganizations, and other transactions.

Against proposals to adopt anti-takeover measures.

On a case-by-case basis on proposals to amend a company's charter or bylaws.

Against authorization to transact other unidentified, substantive business at the meeting.

  Capitalization

On a case-by-case basis on board-approved proposals involving changes to a company's capitalization, except it will normally vote:

For proposals relating to the authorization of additional common stock.

For proposals to effect stock splits.

For proposals authorizing share repurchase programs.

  Executive Compensation

On a case-by-case basis on board-approved proposals relating to executive compensation.

For compensation programs that relate executive compensation to a company's long-term performance.

For stock option plans unless they could result in massive dilution or have other provisions clearly not in the interest of existing shareowners.

12	Statement of Additional Information	March 27, 2015

Management of the Funds

Board of Trustees
A Board of five Trustees supervises the Funds: Ronald H. Fielding, Gary A. Goldfogel, Herbert G. Grubel, John E. Love, and Nicholas F. Kaiser. The Trustees establish policies as well as review and approve the Funds' investment advisory contracts and their continuance. The Trustees also elect the officers, determine the amount of any dividend or capital gain distribution, and serve on any committees of the Trust. Four Trustees are Independent, having no relationship with the adviser or its affiliates, and solely consider the interests of shareowners.

Management Information
Name, Address, and Age		Position(s) held with Trust; term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in Saturna fund complex overseen by Trustee	Other directorships held by Trustee during past 5 years
Independent Trustees
(photo omitted)	Ronald H. Fielding MA, MBA, CFA 1300 N. State Street Bellingham, WA 98225 Age: 66	Independent Trustee since 2009	Director, ICI Mutual Insurance Company	Twelve	Amana Mutual Funds Trust
(photo omitted)	Gary A. Goldfogel MD 1300 N. State Street Bellingham, WA 98225 Age: 56	Independent Trustee since 1995	Medical Examiner (pathologist) Owner, Avocet Environmental Testing (laboratory)	Nine	None
(photo omitted)	Herbert G. Grubel PhD 1300 N. State Street Bellingham, WA 98225 Age: 81	Independent Trustee since 2005	Senior Fellow, Fraser Institute; Professor (Emeritus) of Economics, Simon Fraser University Author	Nine	Amana Mutual Funds Trust (retired 2011)
(photo omitted)	John E. Love 1300 N. State Street Bellingham, WA 98225 Age: 82	Independent Trustee since 1987; Independent Chairman	Owner, J.E. Love Co., (agricultural equipment manufacturer)	Nine	None
Interested Trustee
(photo omitted)	Nicholas F. Kaiser MBA, CFA¹ 1300 N. State Street Bellingham WA 98225 Age: 68	President and Trustee since 1990	Chairman and Director, Saturna Capital Corporation Chairman, Director, and President, Saturna Trust Company Former Director, Saturna Brokerage Services	Twelve	Amana Mutual Funds Trust

¹ Mr. Kaiser is an "interested person" of the Trust as an officer of the Adviser, Saturna Capital Corporation. He holds the same positions with Amana Mutual Funds Trust, which has three fund portfolios and is also managed by Saturna Capital Corporation.

March 27, 2015	Statement of Additional Information	13

Officers Who Are Not Trustees
Name, Address, and Age		Position(s) held with Trust; term of office and length of time served	Principal occupation(s) during past 5 years
Officers Who Are Not Trustees
(photo omitted)	Ethel B. Bartolome¹ 1300 N. State Street Bellingham, WA 98225 Age: 42	Secretary since 2001	Corporate Administrator and Secretary, Saturna Capital Corporation Secretary, Saturna Trust Company
(photo omitted)	Christopher R. Fankhauser¹ 1300 N. State Street Bellingham, WA 98225 Age: 43	Treasurer since 2002

Chief Operations Officer, Saturna Capital Corporation

Vice President and Chief Operations Officer, Saturna Brokerage Services

Director, Vice President, and Chief Operations Officer, Saturna Trust Company

(photo omitted)	Michael E. Lewis¹ 1300 N. State Street Bellingham, WA 98225 Age: 53	Chief Compliance Officer since 2012	Chief Compliance Officer, Saturna Capital, Saturna Trust Company, and Affiliated Funds
(photo omitted)	Phelps S. McIlvaine¹ 1300 N. State Street Bellingham, WA 98225 Age: 61	Vice President since 1994	Vice President, Saturna Capital Corporation Director, Vice President, and former Treasurer Saturna Brokerage Services

¹ Messrs. McIlvaine, Fankhauser, and Lewis and Mrs. Bartolome are "interested persons" of the Trust as officers and/or employees of the Adviser, Saturna Capital Corporation. Messrs. Fankhauser and Lewis and Mrs. Bartolome hold the same positions with Amana Mutual Funds Trust, which has three fund portfolios and is also managed by Saturna Capital Corporation.

14	Statement of Additional Information	March 27, 2015

Management Ownership Information (as of Dec. 31, 2014)
Trustee	Dollar range of equity securities in Funds of Saturna fund complex	Aggregate dollar range of equity securities in all Registered Investment Companies overseen by Trustee/Officer in Saturna fund complex
Ronald H. Fielding

Sextant International: over $100,000
Sextant Global High Income: $10,001-$50,000

Amana Income Investor Shares: $10,001-$50,000
Amana Growth Investor Shares: $10,001-$50,000
Amana Developing World Investor Shares: $10,001-$50,000

Over $100,000
Gary A. Goldfogel

Sextant Growth: over $100,000
Sextant International: over $100,000
Sextant Core: over $100,000
Sextant Bond Income: $50,001-100,000
Sextant Global High Income: $50,001-$100,000

Amana Developing World Investor Shares: over $100,000

Over $100,000
Herbert G. Grubel	Sextant Global High Income: $10,001-$50,000 Amana Income Investor Shares: $10,001-$50,000	$10,001-$50,000
Nicholas F. Kaiser

Sextant Growth: over $100,000
Sextant International: over $100,000
Sextant Core: over $100,000
Sextant Global High Income: over $100,000
Sextant Short-Term Bond: over $100,000
Sextant Bond Income: over $100,000
Idaho Tax-Exempt: over $100,000

Amana Income Institutional Shares: over $100,000
Amana Growth Investor Shares: $10,001-$50,000
Amana Growth Institutional Shares: over $100,000
Amana Developing World Institutional Shares: over $100,000

Over $100,000
John E. Love

Sextant Growth: $50,001-$100,000
Sextant International: over $100,000
Sextant Core: $50,001-$100,000
Sextant Short-Term Bond: $50,001-$100,000
Sextant Bond Income: over $100,000
Sextant Global High Income: $10,001-$50,000

Over $100,000

March 27, 2015	Statement of Additional Information	15

Leadership Structure and Board of Trustees
As part of its annual governance assessment, the Board reviews the collective and individual experience, qualifications, attributes, and skills of the Trustees. Attributes common to all Trustees are strong educational backgrounds, lifetimes of experience in business and finance, personal investments in the Funds, and ability to effectively request, evaluate, and discuss information about the Trust with the adviser and other service providers to the Trust. The Chairman of the Board and all other Trustees (except Mr. Kaiser) are independent of the adviser.

The Board has concluded that its current leadership structure, in which the Chairman of the Board is not affiliated with the adviser, is appropriate and in the best interest of shareowners, in light of the services provided to the Trust. In making the determination that each Trustee is qualified to serve, the Board considers a variety of criteria, including actual service, commitment, and participation of each Trustee during his tenure with the Trust. In addition to the information set forth in the Trustees table (on page 13) and other relevant qualifications, the following are additional important qualifications of each Trustee:

Ronald H. Fielding MA, MBA, CFA, has worked in the mutual fund industry as a portfolio manager, owner, and senior officer of mutual fund advisers for over 25 years. He has served on the board of Investment Company Institute Mutual Insurance for 15 years. He has taught courses in finance and economics, and serves on philanthropic and educational institution boards. Mr. Fielding has a bachelor's degree in liberal arts from St. John's College, plus master's degrees in economics and business from the University of Rochester. The Board feels Mr. Fielding's demonstrated mutual fund industry experience and background, and his volunteer service and leadership on many boards, including ICI Mutual Insurance, make him an excellent board member.

Gary A. Goldfogel MD, serves as the Medical Examiner for Northwest Washington State and is the owner and president of Avocet Environmental Testing Laboratory. Dr. Goldfogel is a board certified physician in Surgical and Forensic Pathology and Laboratory Medicine. He has served on boards of various professional and community organizations. The Board feels Mr. Goldfogel's service to community organizations, considerable board experience, and business background make him an excellent board member.

Herbert G. Grubel PhD, is a senior fellow of The Fraser Institute and professor emeritus of Economics at Simon Fraser University (Vancouver, BC). Dr. Grubel has held appointments and positions with universities, governments, and institutes worldwide. He was a member of Canada's Parliament from 1993 to 1997. Dr. Grubel has published many books and professional articles in economics dealing with international trade and finance and a wide range of economic policy issues. The Board feels Dr. Grubel's proven academic leadership skills, financial and political background, and experience make him an excellent board member.

Nicholas F. Kaiser MBA, CFA, is president of the Trust and the portfolio manager of the Sextant International Fund. He is chairman of Saturna Capital Corporation, the Funds' investment adviser and administrator. He is also chairman of Saturna Capital Corporation's trust company and Malaysian investment advisory subsidiaries. For over 40 years, Mr. Kaiser and his firms have provided investment management, administration, accounting, servicing, marketing, and other services to mutual funds. Mr. Kaiser earned a bachelor's degree in economics from Yale College, and a master's degree in business administration from the University of Chicago. The Board feels Mr. Kaiser's experience leading mutual funds and investment advisory firms, both domestic and foreign, plus leadership experience on various other boards, make him an excellent board member.

John E. Love is the Trust's independent chairman, having joined the Board in 1987. Mr. Love is president and CEO of the J.E. Love Company, which manufactures and markets specialty agricultural equipment. He is a retired Navy Rear Admiral and a Certified Professional Manager. He has a degree in Economics/Business Administration from Whitworth University. Mr. Love has served on bank, community, and higher educational institution boards. The Board feels Mr. Love's long service to the Trust, financial business background, and demonstrated leadership skills make him an excellent board member.

Board Role in Risk Oversight
The Board's role in management of the Trust is oversight. As is the case with many investment companies, day-to-day management of the Trust, selection of Fund investments, administration and distribution services, and management of operational and portfolio risk are responsibilities of the adviser. The Board, through reports from the adviser and third parties, meetings of the Board as well as its committees, independent experiences including shareowner contacts, and Board advisors such as auditors, legal counsel, compliance officers, and regulators, provides only general supervision and risk oversight. The Chairman's duties include developing the agenda for each Board meeting in consultation with management, presiding at each Board meeting, discussing matters with management between Board meetings, and facilitating communication and coordination between the Trustees and management.

Committees
The Board has an Audit and Compliance Committee consisting of the Independent Trustees. The Committee held one meeting during the fiscal year. The Committee operates under a specific charter, selects the independent registered public accounting firm, and reviews all audit reports. The Committee also reviews and considers matters related to the Trust's compliance program, and meets regularly with the Chief Compliance Officer.

The Board has authority to establish an Executive Committee with the power to act on behalf of the Board between meetings and to exercise all powers of the Trustees in the management of the Trust. No Executive Committee has been established at this time.

Compensation
The Trust currently pays disinterested trustees $1,000 per meeting attended, plus $2,000 per year retainer, plus reimbursement of travel expenses (allocated pro rata to each Fund of the Trust). Trustees are also compensated for committee meetings and chairmanships. As an interested trustee, Mr. Kaiser receives no compensation from the Trust. The Chief Compliance Officer has been retained by the Trust and, as such, a portion of the Chief Compliance

16	Statement of Additional Information	March 27, 2015

Officer's compensation is paid by the Trust. No other officers are compensated by the Trust. The Trustee and Officer Compensation table (below) provides the total compensation paid Trustees for the fiscal year ended November 30, 2014.

Code of Ethics
The Trust, its investment adviser Saturna Capital Corporation, and its principal underwriter Saturna Brokerage Services, Inc., have adopted a common Code of Ethics under Rule 17j-1 of the Investment Company Act and Rule 204a-1 of the Investment Advisers Act. The Code permits personnel subject to the Code (as defined in the Code) to invest in securities, including common stocks and mutual funds. To prevent conflicts of interest, the Code includes restrictions on investing in common stocks that may be purchased by the Funds. A copy of the Code is available without charge by contacting the Trust or Saturna Capital Corporation, and at www.saturna.com.

Trustee and Officer Compensation for Fiscal Year ended Nov. 30, 2014
Name of Person; Position	Aggregate Compensation from Trust	Pension or Retirement Benefits Accrued as Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Trust and Fund Complex Paid to Trustees
Ronald H. Fielding; Trustee¹	$8,250	$0	$0	$22,750¹
Gary A. Goldfogel; Trustee	6,250	0	0	6,250
Herbert G. Grubel; Trustee²	6,250	0	0	7,250
Nicholas F. Kaiser; Trustee³	0	0	0	0
Michael E. Lewis; Chief Compliance Officer[4]	50,691	0	0	160,683[4]
John E. Love; Trustee, Chairman	$8,250	$0	$0	$8,250

¹ Ronald H. Fielding also serves as Trustee to the Amana Mutual Funds Trust. He was paid $14,500 by that Trust during Saturna Investment Trust's fiscal year ended November 30, 2014.

² Herbert G. Grubel serves as Emeritus Trustee to the Amana Mutual Funds Trust. He was paid $1,000 by that Trust during Saturna Investment Trust's fiscal year ended November 30, 2014.

³ Nicholas F. Kaiser serves as Interested Trustee to the Amana Mutual Funds Trust, to which Saturna Capital is adviser. He serves in this capacity without compensation.

4 Michael E. Lewis serves as Chief Compliance Officer to the Amana Mutual Funds Trust. He was paid $109,992 by that Trust during Saturna Investment Trust's fiscal year ended November 30, 2014.

Trustees and Officers Ownership of Trust Shares¹
Fund:	Shares Owned:	Percentage of Outstanding:
Sextant Growth Fund	138,344	7.9%
Sextant International Fund	270,443	4.4%
Sextant Core Fund	240,824	33.7%
Sextant Short-Term Bond Fund	502,458	32.9%
Sextant Bond Income Fund	457,028	28.5%
Sextant Global High Income Fund	228,307	29.2%
Saturna Sustainable Equity Fund	n/a	n/a
Saturna Sustainable Bond Fund	n/a	n/a
Idaho Tax-Exempt Fund	331,057	10.5%

¹ As of March 2, 2015, officers and Trustees (plus affiliated family members and entities), as a group, owned the above shares of the Funds.

March 27, 2015	Statement of Additional Information	17

Control Persons and Principal Holders of Securities

Principal Holders of Securities
As of March 2, 2015, the principal holders of record (those with 5% or more of the outstanding shares) of securities of the following Funds were:
	Name and Address	Shares	Percentage
Sextant Growth Fund	Charles Schwab & Co., Inc. Special Custody Account FBO Customers 101 Montgomery Street San Francisco, CA 94104	393,148	22.57%
	NFSC Omnibus Account for the Exclusive Benefit of our Customers 200 Liberty Street New York, NY 10281	172,702	9.91%
Sextant International Fund	Charles Schwab & Co., Inc. Special Custody Account FBO Customers 101 Montgomery Street San Francisco, CA 94104	2,119,168	34.62%
	NFSC Omnibus Account for the Exclusive Benefit of our Customers 200 Liberty Street New York, NY 10281	1,997,214	32.63%
Sextant Core Fund	Saturna Capital Corporation¹ 1300 North State Street Bellingham, WA 98225	82,689	11.57%
	Goldfogel Family Partnership¹ 406 Bayside Road Bellingham, WA 98225	81,157	11.35%
	Saturna Capital 401(k) Omnibus Account FBO Saturna Capital Employees 1300 North State Street Bellingham, WA 98225	80,392	11.25%
	Nicholas F. Kaiser¹ 1300 North State Street Bellingham, WA 98225	64,648	9.04%
	Thomas B. Callender¹ 605 Briar Road Bellingham, WA 98225	36,693	5.13%
Sextant Short-Term Bond Fund	Saturna Capital Corporation¹ 1300 North State Street Bellingham, WA 98225	277,887	18.17%
	Saturna Trust Company¹ 1325 Airmotive Way Reno, NV 89502	126,863	8.29%
	Bellingham Anesthesia Associates FBO Dr. Peter Telfer 2152 Dellesta Drive Bellingham, WA 98226	95,236	6.22%
Sextant Bond Income Fund	Saturna Capital Corporation¹ 1300 North State Street Bellingham, WA 98225	201,297	12.55%
	Saturna Trust Company¹ 1325 Airmotive Way Reno, NV 89502	142,652	8.89%
	Western Washington University Foundation¹ 516 High Street OM 430 Bellingham, WA 98225	120,821	7.53%
Sextant Global High Income Fund	Saturna Capital Corporation¹ 1300 North State Street Bellingham, WA 98225	149,369	19.11%
	Goldfogel Family Partnership¹ 406 Bayside Road Bellingham, WA 98225	90,784	11.61%
	Saturna Capital 401(k) Omnibus Account FBO Saturna Capital Employees 1300 North State Street Bellingham, WA 98225	88,877	11.37%
	Nicholas F. Kaiser¹ 1300 North State Street Bellingham, WA 98225	71,077	9.09%
	Thomas B. Callender¹ 605 Briar Road Bellingham, WA 98225	45,466	5.81%
Saturna Sustainable Equity Fund	n/a	n/a	n/a
Saturna Sustainable Bond Fund	n/a	n/a	n/a
Idaho Tax-Exempt Fund	Charles Schwab & Co., Inc. Special Custody Account FBO Customers 101 Montgomery Street San Francisco, CA 94104	913,368	29.08%
	TD Ameritrade, Inc., For the Exclusive Benefit of Our Clients P.O. Box 2226 Omaha, NE 68103	284,981	9.07%
	Saturna Capital Corporation¹ 1300 North State Street Bellingham, WA 98225	272,658	8.68%
	Max G. Gibson¹ P.O. Box 858 Blackfoot, ID 83221	165,536	5.27%

¹ Shares are also owned beneficially

Any person holding in excess of 25% of the outstanding voting securities of a Fund may be deemed to control the Fund based on 1) the substantial ownership interest held and 2) the person's resulting ability to potentially influence voting on certain matters submitted to shareowners for their consideration and approval.

Mr. Nicholas Kaiser, 1300 N. State Street, Bellingham, WA 98225, is considered a "control person" of the Sextant Core and Sextant Global High Income Funds. As of March 2, 2015, he directly and indirectly owned 25.51% and 28.21% of these Funds, respectively. Mr. Kaiser's status as a control person has no effect on the voting rights of other security holders.

The Control Persons and Principal Holders of Securities table shows the only persons known to the Trust to be the owners of record of more than five percent or more of any Fund.

18	Statement of Additional Information	March 27, 2015

Investment Advisory and Other Services

Investment Adviser and Administrator
Saturna Capital Corporation, 1300 N. State Street, Bellingham, Washington 98225, is the Investment Adviser and Administrator for the Funds. Saturna Capital is also the Funds' shareowner servicing agent. Mr. Nicholas Kaiser, chairman of the board of Saturna Capital, through his ownership of 88% of its voting stock, is the controlling person of the adviser. Mr. Kaiser is also a Trustee and President of Saturna Investment Trust, and a principal manager of the International Fund. Mr. Phelps McIlvaine is the principal portfolio manager of the Short-Term Bond, Bond Income, and Idaho Tax-Exempt Funds, and a vice president, shareowner, and member of the board of the adviser.

A discussion of the Trustees' approval of the continuance of the investment advisory and administration agreements is available in the Funds' November 30, 2014 annual report.

At a meeting of the Board of Trustees held on March 17, 2015, the Board, including a majority of the Independent Trustees, approved an amendment to each of the investment advisory and administration agreements of the Sextant Mututal Funds, which lowered the Base Fee (as defined below) and reduced the maximum performance adjustment for the Sextant Core Fund, Sextant Growth Fund, and Sextant International Fund to 0.20%. The table below reflects these fee reductions.

Advisory Fee

Sextant Funds
Each of the Sextant Funds pays the adviser an Advisory and Administrative Services Fee (the "Base Fee"). The Base Fee covers certain administrative services such as portfolio accounting, shareowner and financial reporting, shareowner servicing, and transfer agency services. The Base Fee is also compensation for portfolio management, advice, and recommendations on securities to be purchased, held, or sold. The Base Fee is computed at the annual rate of 0.50% of average daily net assets of each Fund and is paid monthly. The Base Fee is subject to adjustment up or down depending on the investment performance of the Fund.

  For each month in which any of these Funds' total investment return (change in net asset value plus all distributions reinvested) for the one year period through that month outperforms or underperforms the total return of a specified benchmark for that period by 1% or more but less than 2%, the Base Fee is increased or decreased by the annual rate of 0.10% based on the Fund's average net assets over the performance period (one year).
  If the outperformance or underperformance is 2% or more, then the adjustment is at the annual rate of 0.20%.
Sextant Funds Advisory Fee Structure
Base Fee annual rate	Performance adjustment annual rate
	< 1% more or less than benchmark	1% and < 2% more or less than benchmark	2% or greater more or less than benchmark
0.50%	0.00%	+/- 0.10%	+/- 0.20%

Total return investment performance as calculated and published by Morningstar™, Inc. for each Sextant Fund. The Morningstar™ category is used as the benchmark for comparison purposes.

The categories currently assigned by Morningstar™ are:

Sextant Growth	Large Growth
Sextant International	Foreign Large Blend
Sextant Core	Moderate Allocation
Sextant Short-Term Bond	Short-Term Bond
Sextant Bond Income	Long-Term Bond
Sextant Global High Income	World Allocation

For Sextant Short-Term Bond, Sextant Bond Income, and Sextant Global High Income Funds, the adviser has committed through March 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses do not exceed the net operating expense ratio of 0.75% for Sextant Short-Term Bond and 0.90% for Sextant Bond Income and Sextant Global High Income.

The adviser also continues, through March 31, 2016, its undertaking to waive its entire advisory fee for the Sextant Short-Term Bond Fund, Sextant Bond Income Fund, or Sextant Core Fund on days when assets of that Fund are under $2 million.

These waivers may be changed or terminated only with approval of the Board of Trustees.

Saturna Sustainable Funds
Under their Advisory and Administrative Services Agreements, each of the Saturna Sustainable Funds pays the adviser an advisory and administration fee. This fee covers certain administrative services such as portfolio accounting, shareowner and financial reporting, shareowner servicing, and transfer agency services. The Fee is also compensation for portfolio management, advice, and recommendations on securities to be purchased, held, or sold. The Fee is computed at an annual rate — 0.65% for the Sustainable Equity Fund and 0.55% for Sustainable Bond Fund — of average daily net assets and is paid monthly.

The adviser has committed through March 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses do not exceed the net operating expense ratio of 0.99% for Sustainable Equity Fund and 0.89% for Sustainable Bond Fund.

Idaho Tax-Exempt Fund
The Fund is obligated to pay Saturna Capital monthly an advisory fee at the annual rate of 0.50% of the average daily net assets up to $250 million, 0.40% of assets between $250 million and $1 billion, and 0.30% of assets in excess of $1 billion.

March 27, 2015	Statement of Additional Information	19

Advisory Fees Paid To Saturna Capital For The Last Three Fiscal Years¹
	2014	2013	2012
Sextant Growth Fund	$264,079	$145,905	$147,686
Sextant International Fund	434,562	491,223	1,280,161
Sextant Core Fund	34,842	23,457	37,329
Sextant Short-Term Bond Fund	4,769	9,138	2,155
Sextant Bond Income Fund	17,669	19,709	19,681
Sextant Global High Income Fund	15,626	9,381	7,702
Saturna Sustainable Equity Fund	n/a	n/a	n/a
Saturna Sustainable Bond Fund	n/a	n/a	n/a
Idaho Tax-Exempt Fund	$80,441	$80,158	$79,792
¹ After performance adjustments and expense limitations

Shareowner Services
Under the advisory agreement, Saturna Capital also provides services as the transfer agent and dividend-paying agent for the Funds. As transfer agent, Saturna furnishes to each shareowner a confirmation after each transaction, a historical statement quarterly and annually showing all transactions during the respective periods, and Form 1099 tax forms. Saturna also, on behalf of the Funds, responds to shareowners' questions and correspondence. Furthermore, the transfer agent regularly furnishes the Funds with current shareowner lists and information necessary to keep the shares in balance with the Funds' records. The transfer agent (or its agents) performs the mailing of all financial statements, notices, prospectuses, and summary prospectuses to shareowners. These transfer agent services are included in the Advisory Fee.

Saturna Trust Company, a separate wholly-owned subsidiary of Saturna Capital, receives compensation for maintaining records of contributions, disbursements, and assets as required for IRAs and qualified retirement accounts that invest in the Funds. An annual fee of $10 per account for retirement plan services is paid by the Funds to Saturna Trust Company.

For the three most recent fiscal years ended November 30, Saturna Trust Company was paid the following amounts as the Funds' retirement plan custodian:

Retirement Plan Custodial Fees
	2014	2013	2012
Sextant Growth Fund	$6,831	$6,891	$6,957
Sextant International Fund	6,974	6,252	7,521
Sextant Core Fund	2,006	1,821	1,837
Sextant Short-Term Bond Fund	3,199	3,387	3,644
Sextant Bond Income Fund	2,207	1,926	2,336
Sextant Global High Income Fund	775	446	274
Saturna Sustainable Equity Fund	n/a	n/a	n/a
Saturna Sustainable Bond Fund	n/a	n/a	n/a
Idaho Tax-Exempt Fund	$109	$71	$121

Rule 12b-1 Plan
Effective October 2, 2006, the Trust entered into a distribution agreement with the distributor (see Underwriter), pursuant to which the distributor acts as principal underwriter of Fund shares for sale to the public. Additionally, the Trust has adopted a Rule 12b-1 distribution plan which provides that the Funds (with the exception of the Idaho Tax-Exempt Fund) shall pay the distributor a monthly fee at the rate of 0.25% annually of their average daily net assets to finance activities that support the sales of Fund shares, including distribution of Fund shares, and to furnish services to shareowners. The distributor may use all or any portion of the fee for activities that the distributor determines to be reasonably calculated to result in sales of Fund Shares. The plan was adopted by the Sextant Core Fund and ratified by shareowners on March 12, 2007, to be effective at the time of the Fund's first public offering of its shares. The plan was adopted by the Sextant Global High Income Fund and ratified by shareowners on January 11, 2012, to be effective at the time of the Fund's first public offering of its shares. The plan was adopted by the Saturna Sustainable Equity Fund and Saturna Sustainable Bond Fund on December 19, 2014, to be effective at the time of the Funds' first public offering of their shares.

The Trust does not participate in any joint distribution activities with another investment company, but does allocate the Rule 12b-1 expenses between the Sextant Funds and Saturna Sustainable Funds based on relative net asset size. The plan is intended to provide the distributor additional flexibility and resources to attract new investors and retain existing shareowners. A stable or growing portfolio with reduced redemptions may spread fixed costs across a wider base and increase investment efficiency. There is no assurance that these events will occur.

For the three most recent fiscal years ended November 30, Saturna Brokerage Services was paid the following amounts as the Funds' underwriter under the distribution plan:

12b-1 Fees
	2014	2013	2012
Sextant Growth Fund	$102,288	$72,678	$60,823
Sextant International Fund	296,578	429,673	444,199
Sextant Core Fund	19,268	18,066	16,503
Sextant Short-Term Bond Fund	18,812	19,297	16,189
Sextant Bond Income Fund	18,591	18,579	18,284
Sextant Global High Income Fund	17,717	$13,728	$6,668
Saturna Sustainable Equity Fund	n/a	n/a	n/a
Saturna Sustainable Bond Fund	n/a	n/a	n/a

No Trustee who is not an interested person of the Trust has a direct or indirect financial interest in the operation of the plan or related agreements, but Mr. Nicholas Kaiser and other employees of Saturna Capital may be considered to receive indirect financial benefits from the operation of the plan insofar as the plan grows Trust assets and pays fees to Saturna Capital.

Under the distribution plan, the distributor has entered into selling agreements with a number of financial intermediaries, such as brokers, financial advisers, banks, plan administrators, and others.

20	Statement of Additional Information	March 27, 2015

During the fiscal year ended November 30, 2014, the Trust paid the distributor $473,254. The distributor spent the following amounts on these principal activities:

Advertising:	$0
Printing and mailing of prospectuses to other than current shareowners:	$0
Compensation to underwriters:	$0
Compensation to broker-dealers:	$473,254

The adviser spent an additional $20,231 out of its own resources and not as an additional charge to any Fund. These expenses include payments to selected brokers, dealers, or other financial intermediaries, including plan administrators (collectively, "intermediaries") in connection with the sale and/or distribution of a Fund's shares or the retention and/or servicing of fund shareowners. This compensation by the adviser could be characterized as "revenue sharing." For more information, please see "Revenue Sharing."

Custodian
Bank of New York Mellon Asset Servicing, 2 Hanson Place, Brooklyn, NY 11217, is the custodian of the Funds. The custodian holds all securities and cash, settles all Fund portfolio securities transactions, receives (on behalf of the Funds) the money from sale of shares, and on order of the Funds, pays the authorized expenses of the Funds. When investors redeem Fund shares, the proceeds are paid to the shareowner from an account at the custodian bank.

Independent Registered Public Accounting Firm
Tait, Weller & Baker, LLP, 1818 Market Street, Suite 2400, Philadelphia, PA 19103, is the independent registered public accounting firm for the Funds. The accountants conduct an annual audit of the Funds as of November 30 each year, prepare the tax returns of the Funds, and assist the adviser in various accounting matters throughout the year.

Portfolio Managers

All Saturna Capital employees, including Patrick T. Drum, Bryce R. Fegley, Nicholas F. Kaiser, Scott F. Klimo, Phelps S. McIlvaine, Paul G. Meeks, J. Peter Nielsen, and other portfolio managers are paid an annual salary, as set by the board of Saturna Capital. The board also pays bonuses that are partly dependent on the profits of Saturna Capital and may also reflect the results of specific managed accounts or specific businesses of Saturna Capital. As owners of shares and/or stock options of Saturna Capital Corporation, Messrs. Drum, Fegley, Kaiser, Klimo, Meeks, McIlvaine, and Nielsen may benefit from any increase in its value per share that might result from its operations or profits. They may also receive dividends on shares of Saturna Capital. All Saturna Capital employees are eligible for a retirement plan, health care, and other benefits, and a stock option plan. Stock options are annually awarded on the basis of years of service, and not individual performance. Mutual fund portfolio managers are paid a monthly bonus (which may be shared with other employees) when a fund achieves an overall rating of 4 or 5 stars from Morningstar. The bonus is 1% of the adviser's net monthly fee (which is based on both assets and performance) for a 4-star rating and 2% of the monthly fee for a 5-star rating.

Saturna's portfolio managers may manage multiple accounts, including mutual funds and separate accounts for individuals, investment partnerships, pension funds, and charities. Portfolio managers make investment decisions for each account based on the investment objectives, policies, practices, and other relevant investment considerations that the managers believe are applicable to that account. The management of multiple accounts may give rise to potential conflicts of interest when the accounts have similar or different objectives, benchmarks, time horizons, and fees because the portfolio manager must allocate his time and investment ideas across multiple accounts. Consequently, a manager may purchase (or sell) a security for one account and not for another. The adviser has adopted policies designed to fairly allocate securities purchased or sold on an aggregated basis. Transactions executed for one account may adversely affect the value of securities held by other accounts. Securities selected for some accounts may outperform the securities selected for others. Through an arrangement with Saturna Brokerage Services, accounts presently trade securities at zero commission, eliminating a potential conflict. A portfolio manager's compensation plan may give rise to potential conflicts of interest. To reduce this risk, a mutual fund portfolio manager's account performance bonus depends upon the Fund's overall Morningstar™ rating, which derives from investment results over the last three, five, and ten years. A manager's compensation tends to increase with assets under management, which in turn may increase the value of Saturna Capital Corporation.

March 27, 2015	Statement of Additional Information	21

Portfolio Manager Fund Ownership (as of Nov. 30, 2014)
Dollar range of equity securities in Saturna Investment Trust Funds owned beneficially by Portfolio Managers
Patrick T. Drum	None
Bryce R. Fegley	Sextant Global High Income Fund: $100,001-$500,000
Nicholas F. Kaiser

Sextant Growth Fund: over $1,000,000
Sextant International Fund: over $1,000,000
Sextant Core Fund: over $1,000,000
Sextant Short-Term Bond Fund: over $1,000,000
Sextant Bond Income Fund: over $1,000,000
Sextant Global High Income Fund: over $1,000,000
Idaho Tax-Exempt Fund: over $1,000,000

Scott F. Klimo	Sextant Growth Fund: $50,001-$100,000 Sextant International Fund: over $10,001-$50,000
Phelps S. McIlvaine	Sextant Growth Fund: $50,001-$100,000 Sextant International Fund: over $100,001-$500,000 Sextant Global High Income Fund: over $10,001-$50,000
Paul G. Meeks	Sextant Growth Fund: $100,001-$500,000
J. Peter Nielsen	Sextant Core Fund: $100,001-$500,000

Portfolio Managers (as of Nov. 30, 2014)
Portfolio Manager:	Trust portfolios served as primary manager (assets):	Other investment company portfolios served as primary manager (assets):	Other pooled investment vehicles served as primary manager (assets):	Other accounts (assets):
Patrick T. Drum	None	None	None	None
Bryce R. Fegley	Sextant Global High Income Fund ($7,693,425) ¹	None	None	None
Nicholas F. Kaiser	Sextant International Fund ($103,433,215) ¹	Amana Growth Fund ($2,101,289,590) Amana Income Fund ($1,623,655,048)	Three ($37,877,444) ¹	Forty-six ($61,223,835)
Scott F. Klimo	None	Amana Dev. World Fund ($30,372,466)	None	Three ($3,172,001)
Phelps S. McIlvaine	Sextant Bond Income Fund ($7,959,474) ¹ Sextant Short-Term Bond Fund ($7,666,800) ¹ Idaho Tax-Exempt Fund ($16,709,761)	None	None	Four ($9,578,275)
Paul G. Meeks	Sextant Growth Fund ($45,868,868) ¹	None	None	Two ($3,038,535)
J. Peter Nielsen	Sextant Core Fund ($8,655,125) ¹	None	None	None
¹ Assets managed with a performance fee

22	Statement of Additional Information	March 27, 2015

Brokerage Allocation

The placing of purchase and sale orders and the negotiation of commissions are performed by the adviser and are reviewed by the Board of Trustees. Although it is permitted to do so, the adviser does not allocate brokerage to any broker in return for research or services.

The primary consideration in effecting securities transactions for the Funds is to obtain the best price and execution that in the judgment of the adviser is attainable at the time and which would bring the best net overall economic result to a Fund. Factors taken into account in the selection of brokers include the price of the security, commissions paid on the transaction, the efficiency and cooperation with which the transaction is effected, the expediency of making settlement, and the financial strength and stability of the broker. The adviser may negotiate commissions at a rate in excess of the amount another broker would have charged if it determines in good faith that the overall net economic result is favorable to the Fund and is not required to execute trades in "over-the-counter" securities with primary market-makers if similar terms are available elsewhere. The adviser evaluates whether brokerage commissions are reasonable based upon available information about the general level of commissions paid by similar mutual funds for comparable services.

When consistent with best execution, brokerage may be directed to Saturna Brokerage Services, Inc., a wholly-owned subsidiary of the adviser, which engages in a discount brokerage business. Saturna Brokerage Services currently executes portfolio transactions for the Trust for free (no commissions). Transactions effected through other brokers are subject to commissions payable to that broker.

The Commissions Paid To Saturna Brokerage Services table below contains the commissions each Fund paid Saturna Brokerage for each of the last three fiscal years.

The Trustees review brokerage activity in detail at each regular meeting. Meetings are held on a quarterly schedule.

Commissions Paid To Saturna Brokerage Services
	2014	2013	2012	% of 2014 aggregate brokerage commissions paid Saturna Brokerage	% of 2014 aggregate dollar amount of transactions involving the payment of commissions through Saturna Brokerage
Sextant Growth Fund	$0	$0	$0	0%	0%
Sextant International Fund	$0	$0	$0	0%	0%
Sextant Core Fund	$0	$0	$0	0%	0%
Sextant Short-Term Bond Fund	$0	$0	$0	0%	0%
Sextant Bond Income Fund	$0	$0	$0	0%	0%
Sextant Global High Income Fund	$0	$0	$0	0%	0%
Saturna Sustainable Equity Fund	n/a	n/a	n/a	n/a	n/a
Saturna Sustainable Bond Fund	n/a	n/a	n/a	n/a	n/a
Idaho Tax-Exempt Fund	$0	$0	$0	0%	0%

Capital Stock

The Saturna Investment Trust is organized as a "series" investment company. Each Fund of the Trust is divided into shares of beneficial interest. Those Funds are named: Sextant Growth Fund, Sextant International Fund, Sextant Core Fund, Sextant Global High Income Fund, Sextant Bond Income Fund, Sextant Short-Term Bond Fund, Saturna Sustainable Equity Fund, Saturna Sustainable Bond Fund, and Idaho Tax-Exempt Fund. There are no restrictions on shareowners' rights to freely retain or dispose of shares of any Fund. There are no material obligations or potential liabilities associated with owning a Fund's shares except the investment risks described in the Funds' prospectuses and summary prospectuses, and in this statement of additional information in the section "Fund Descriptions, Investments, and Risks" beginning on page 2. The shareowners of each separate Fund may look only to that Fund for dividends, income, capital gains or losses, redemption, liquidation, or termination. Shares of a Fund will have (i) exclusive voting rights on any matter submitted to shareholders that relates solely to its arrangement and (ii) separate voting rights on any matter submitted to shareowners in which the interests of one Fund differ from the interest of any other Fund. The voting rights of each Fund's shares can only be modified by a majority vote of that class. There are no sinking fund provisions. The creditors and shareowners of each Fund are limited to the assets of that Fund for recovery of charges, expenses, and liabilities.

March 27, 2015	Statement of Additional Information	23

Purchase, Redemption, and Pricing of Shares

See Purchase and Sale of Fund Shares in the Prospectus or Summary Prospectus and Fund Share Pricing in the Prospectus for an explanation about the ways to purchase or redeem shares. Both purchases and redemptions are made at net asset value per share.

Price
Price (net asset value or "NAV") per share is determined by dividing the value of all securities and other assets, less liabilities, by the number of shares outstanding. The daily price is determined for each Fund as of the close of trading on the New York Stock Exchange (generally 4 p.m. Eastern time) on each day the Exchange is open for trading. The Exchange is generally closed on New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas. See the Statement of Assets and Liabilities in the Annual Report or Semi-Annual Report for a sheet showing how the Funds calculate net asset value, which is the price used for both purchase and redemption of shares. Also see the Prospectus for additional information about the computation of current NAV.

Pricing of Foreign Equity Securities
Foreign securities traded outside the US are valued on the basis of their most recent closing market prices at the close of the New York Stock Exchange.

Foreign markets may close before the time at which the Funds' prices are determined. Because of this, events occurring after the close of a foreign market and before the determination of the Funds' NAVs may have a material effect on some or all of the Funds' foreign securities. To account for this, the Funds may use independent pricing services for valuation of their securities.

In developing valuations for such securities, the independent pricing services review a variety of factors, including developments in foreign markets, the performance of US securities markets, and the performance of instruments trading in US markets that represent foreign securities and baskets of foreign securities. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open.

The Funds routinely compare closing market prices, the next day's opening prices in the same markets, and adjusted prices and other factors they believe are relevant for such testing. Other mutual funds may adjust the prices of their securities by different amounts.

Exchanges
In addition to purchases and redemptions, the shares of the Funds may be exchanged for shares of other Funds managed by Saturna Capital. Exchanges can be made at no charge upon written request or by telephone. A gain or loss for federal tax purposes will be realized upon redemption of any shares for the purposes of an exchange as described above.

Dividends
Returned dividend payments will be automatically reinvested into the shareowner's account; future dividends in such accounts will continue to be reinvested until the shareowner is located or the account is closed.

Intermediary Processing
Investors should be aware that intermediaries might have policies different than the Funds' policies regarding trading and redemptions, and these may be in addition to or in place of the Funds' policies. For more information about these restrictions and policies, please contact your broker, retirement plan administrator, or other intermediary.

Taxation of the Funds

Saturna Investment Trust is organized as a "series" investment company. Each Fund of the Trust is a separate economic entity with separate assets and liabilities and separate income streams. The shareowners of each separate Fund may look only to that Fund for income, capital gain or loss, redemption, liquidation, or termination. Each Fund has separate arrangements with the adviser. Assets of each Fund are segregated. The creditors and shareowners of each Fund are limited to the assets of that Fund for recovery of charges, expenses, and liabilities. Each Fund of the Trust conducts separate voting on issues relating solely to that Fund, except as required by the Investment Company Act. The tax status and tax consequences to shareowners of each Fund differ, depending upon the investment objectives, operations, income, gain or loss, and distributions from each Fund.

Each Fund intends to distribute to shareowners substantially all of its net investment income and net realized capital gains, if any, and to comply, as each has since inception, with the provisions of the Internal Revenue Code applicable to regulated investment companies (Subchapter M), which relieve mutual funds of federal income taxes on the amounts so distributed.

If, in any taxable year, a Fund does not qualify as a regulated investment company under the Internal Revenue Code, (1) the Fund would be taxed at the normal corporate rates on the entire amount of its taxable income, if any, without a deduction for dividends or other distributions to shareowners; (2) the Fund's distributions, to the extent made out of the Fund's current or accumulated earnings and profits, would be taxable to shareowners as ordinary dividends, regardless of whether they would otherwise have been considered capital gain dividends; (3) the Fund may qualify for the 70% deduction for dividends received by corporations; and (4) foreign tax credits would not "pass through" to shareowners.

If shareowners do not furnish the transfer agent with a valid Social Security or Tax Identification Number and in certain other circumstances, the transfer agent is required to withhold 28% of income. Dividends and capital gains distributions to shareowners who are nonresident aliens may be subject to a 30% United States foreign withholding tax under the existing provisions of the code applicable to foreign individuals and entities, unless a reduced rate of withholding or a withholding exemption is provided under

24	Statement of Additional Information	March 27, 2015

applicable treaty law. If the IRS determines that a Fund should be fined or penalized for inaccurate, missing, or otherwise inadequate reporting of a Tax Identification Number, the amount of the IRS fee or penalty will be directly assessed to the shareowner account involved.

At November 30, 2014, the Funds had capital loss carryforwards as follows, subject to regulation. The Registered Investment Company Modernization Act requires that the Funds use long-term and short-term loss carryforwards with unlimited expiration prior to those with an expiration. Prior to their expiration, such loss carryforwards may be used to offset future new capital gains realized for federal income tax purposes.

	Carryforward	Expiration
Short-Term Bond
	$10,255	2016
Short-term loss carryforward	155	Unlimited
	$10,410
Bond Income
	$13,973	2016
	20,467	2017
	$34,440
Global High Income
Short-term loss carryforward	$27,538	Unlimited
Long-term loss carryforward	40,891	Unlimited
	$68,429
International
	$1,528,334	2019
Short-term loss carryforward	13,583	Unlimited
	$1,541,917

Revenue Sharing

Revenue sharing payments are made by the adviser and its affiliates and are in addition to any distribution or service fees payable under the Funds' Rule 12b-1 plan that are generally payable to intermediaries. These payments might be in return for activities including, but not limited to, (i) providing administrative services (including recordkeeping, reporting, and processing services), (ii) providing personnel and facilities to establish and maintain accounts for Fund investors, (iii) answering questions from and distributing materials to Fund investors, and (iv) assisting in transactions with the Funds.

The adviser also may make revenue sharing payments to intermediaries for providing a Fund with "shelf space" or access to a third-party platform or fund offering list or other marketing programs including, without limitation, (i) inclusion of the fund on preferred or recommended sales lists, mutual fund "supermarket" platforms and other sales programs; (ii) granting the distributor access to the intermediary's sales force; (iii) granting the distributor access to the intermediary's conferences and meetings; (iv) assistance in training and educating the intermediary's personnel; and (v) obtaining other forms of marketing support.

Revenue sharing payments made to an intermediary generally are a percentage of the value of Fund shares associated with the intermediary's activities as described above but may include one or more lump sums or other form of payment.

The amount of these revenue sharing payments is determined at the discretion of the adviser and its affiliates, including the distributor, from time to time. Revenue sharing payments may be substantial and may be different for different intermediaries based on, for example, the nature of the services provided by the intermediary. Receipt of, or the prospect of receiving, this additional compensation may influence an intermediary's recommendation of the Funds. Investors should review their intermediary's compensation disclosure and/or contact the intermediary to obtain more information on how this compensation may have influenced the intermediary's recommendation of the Funds.

March 27, 2015	Statement of Additional Information	25

Underwriter

The adviser's wholly-owned subsidiary, Saturna Brokerage Services, Inc., 1300 N. State Street, Bellingham, WA 98225 is a general securities brokerage firm and acts as distributor for the Funds under a Rule 12b-1 distribution plan.

Mrs. Jane Carten is President of Saturna Brokerage Services, Inc. All employees of the distributor are also employees of the adviser.

Under the distribution agreement, the distributor is not required to sell a certain number of shares. The offering of shares by the distributor is continuous.

Financial Statements

The most recent audited annual report accompanies this Statement of Additional Information.

Annual Financial Statements

There is incorporated into this Registration Statement the following financial information in the Annual Report to shareowners for the fiscal year ended November 30, 2014:

  Report of Tait, Weller & Baker, LLP Independent Registered Public Accounting Firm.
  Statement of Assets and Liabilities — as of November 30, 2014.
  Statement of Operations — year ended November 30, 2014.
  Statements of Changes in Net Assets — years ended November 30, 2014, and 2013.
  Investments — as of November 30, 2014.
  Notes to Financial Statements.

PART C

OTHER INFORMATION

Exhibits

Exhibits included with this filing:

Items marked with an asterisk (*) are incorporated by reference to exhibits previously filed with the Registration Statement for Saturna Investment Trust and amendments thereto.

(a) Articles of Incorporation.

* (1) Agreement and Declaration of Trust of Northwest Investors Tax-Exempt Business Trust, filed as Exhibit No. 1 to initial filing of Form N-1A on February 20, 1987. File No. 33-13247.

* (2) Articles of Amendment to the Declaration of Trust of Northwest Investors Trust, filed as Exhibit No. 1(b) to Amendment No. 8 to Form N-1A dated December 21, 1992.

* (3) Articles of Amendment to the Declaration of Trust of Northwest Investors Trust, filed as Exhibit No. 1-3 to Amendment No. 13 to Form N-1A dated July 11, 1995.

* (4) Articles of Amendment to the Declaration of Trust of Saturna Investment Trust, filed as Exhibit No. 1-4 to Amendment No. 14 to Form N-1A dated March 29, 1996.

* (5) Articles of Amendment to the Declaration of Trust of Saturna Investment Trust, filed as Exhibit No. EX-99.a to Amendment No. 28 to Form N-1A dated January 9, 2007.

* (6) Articles of Amendment to the Declaration of Trust of Saturna Investment Trust, filed as Exhibit No. EX-99.a to Amendment No. 37 dated January 13, 2012.

* (7) Articles of Amendment to the Declaration of Trust of Saturna Investment Trust, filed as Exhibit No. EX-99.a to Amendment No. 44 dated January 9, 2015.

(b) By-laws.

* Bylaws of Northwest Investors Trust, adopted by the Board of Trustees, July 21, 1992, filed as Exhibit No. 2 to Amendment No. 8 to Form N-1A dated December 21, 1992.

(c) Instruments Defining Rights of Security Holders. Included in (a) and (b).

(d) Investment Advisory Contracts.

* (1) Investment Advisory and Administrative Services Agreement for the series Sextant International Fund of Saturna Investment Trust, filed as Exhibit No. 5-1 to Amendment No. 14 to Form N-1A dated March 29, 1996.

(1a) Amendment to the Investment Advisory and Administrative Services Agreement for the series Sextant International Fund of Saturna Investment Trust, filed as Exhibit EX-99d.

* (2) Investment Advisory and Administrative Services Agreement for the series Sextant Growth Fund of Saturna Investment Trust, afiled as Exhibit No. 5-2 to Amendment No. 14 to Form N-1A dated March 29, 1996.

(2a) Amendment to the Investment Advisory and Administrative Services Agreement for the series Sextant Growth Fund of Saturna Investment Trust, filed as Exhibit EX-99d.

* (3) Investment Advisory and Administrative Services Agreement for the series Sextant Bond Income Fund of Saturna Investment Trust, filed as Exhibit No. 5-3 to Amendment No. 14 to Form N-1A dated March 29, 1996.

(3a) Amendment to the Investment Advisory and Administrative Services Agreement for the series Sextant Bond Income Fund of Saturna Investment Trust, filed as Exhibit EX-99d.

* (4) Investment Advisory and Administrative Services Agreement for the series Sextant Short-Term Bond Fund of Saturna Investment Trust, filed as Exhibit No. 5-4 to Amendment No. 14 to Form N-1A dated March 29, 1996.

(4a) Amendment to the Investment Advisory and Administrative Services Agreement for the series Sextant Short-Term Bond Fund of Saturna Investment Trust, filed as Exhibit EX-99d.

* (5) Investment Advisory and Administrative Services Agreement for the series Sextant Core Fund of Saturna Investment Trust, filed as Exhibit EX-99.d to Amendment No. 28 to Form N-1A dated January 9, 2007.

(5a) Amendment to the Investment Advisory and Administrative Services Agreement for the series Sextant Core Fund of Saturna Investment Trust, filed as Exhibit EX-99d.

* (6) Investment Advisory and Administrative Services Agreement for the series Sextant Global High Income Fund of Saturna Investment Trust, filed as Exhibit EX-99.d to Amendment No. 37 dated January 13, 2012.

(6a) Amendment to the Investment Advisory and Administrative Services Agreement for the series Sextant Global High Income Fund of Saturna Investment Trust, filed as Exhibit EX-99d.

* (7) Investment Advisory and Administrative Services Agreement for the series Saturna Sustainable Equity Fund of Saturna Investment Trust, filed as Exhibit EX-99.d to Amendment No. 44 dated January 9, 2015.

* (8) Investment Advisory and Administrative Services Agreement for the series Saturna Sustainable Bond Fund of Saturna Investment Trust, filed as Exhibit EX-99.d to Amendment No. 44 dated January 9, 2015.

(e) Underwriting Contracts.

* (1) Distribution Agreement adopted June 28, 2006 and filed as Exhibit EX-99.e to Amendment No. 28 to Form N-1A dated January 9, 2007.

* (2) Distribution agreement adoption letter for Sextant Global High Income Fund dated December 21, 2011, filed as Exhibit EX-99.e to Amendment No. 37 dated January 13, 2012.

* (3) Distribution agreement adoption letter for Saturna Sustainable Funds dated December 19, 2014, filed as Exhibit EX-99.e to Amendment No. 44 dated January 9, 2015.

(f) Bonus or Profit Sharing Contracts. Not applicable.

(g) Custodian Agreements.

* (1) Form of Custodian Agreement for each series of the Trust, between the Trust and National City Bank, Indiana. Filed as Exhibit No. 8-1 to Amendment No. 14 to Form N-1A dated March 29, 1996.

* (2) Form of Custodian Agreement for each series of the Trust, between the Trust and Bank of New York Mellon Asset Servicing (formerly PNC Global Investment Servicing), Pennsylvania. Filed as Exhibit EX-99.g to Amendment No. 32 to Form N-1A dated March 27, 2009.

(h) Other Material Contracts.

* (1) Transfer Agent Agreement for the Northwest Investors Trust between the Trust and Saturna Capital Corporation, dated October 12, 1990. Filed as Exhibit C to Proxy Statement dated September 21, 1990. File No. 33-13247.

* (2) Voluntary Advisory Fee Waivers memorandum to Saturna Investment Trust from Saturna Capital Corporation, dated January 2, 2012. Filed as Exhibit EX.99.h to Amendment No. 38 dated March 30, 2012.

* (3) Voluntary Advisory Fee Waivers memorandum to Saturna Investment Trust from Saturna Capital Corporation, dated February 11, 2013. Filed as Exhibit EX.99.h to Amendment No. 41 dated March 22, 2013.

* (4) Voluntary Advisory Fee Waivers memorandum to Saturna Investment Trust from Saturna Capital Corporation, dated December 02, 2013. Filed as Exhibit EX.99h to Amendment No. 43 dated March 27, 2014.

* (5) Voluntary Advisory Fee Waivers memorandum to Saturna Investment Trust from Saturna Capital Corporation, dated December 3, 2014. Filed as Exhibit EX.99h to Amendment No. 44 dated January 9, 2015.

(i) Legal opinions.

(1) Opinion of Legal Counsel dated March 27, 2015 filed as Exhibit EX-99i.

(j) Other opinions.

*(1) Copies of Powers of Attorney of Trustees of Saturna Investment Trust filed as Exhibit EX-24 to Amendment No. 44 dated January 9, 2015.

(2) Accountant's Consents dated March 27, 2015 filed as Exhibit EX-23.

(k) Omitted Financial Statements. Not applicable.

(l) Initial Capital Agreements.

*(1) Restricted stock purchase agreement between Saturna Investment Trust and Saturna Capital Corporation dated March 12, 2007 filed as Exhibit EX-99.l to Amendment No. 30 to Form N-1A dated March 30, 2007.

*(2) Restricted stock purchase agreement between Saturna Investment Trust and Saturna Capital Corporation dated January 11, 2011 filed as Exhibit EX-99.l to Amendment No. 37 dated January 13, 2012.

* (3) Form of Restricted stock purchase agreement between Saturna Investment Trust and Saturna Capital Corporation dated January 8, 2015 filed as Exhibit EX-99.l to Amendment No. 44 dated January 9, 2015.

(m)* Rule 12(b)-1 Plan.

Rule 12(b)-1 Plan approved by Trustees on June 28, 2006 and adopted by shareowners on August 15, 2006. Filed as Exhibit No. EX-99.m to Amendment No. 28 to Form N-1A dated January 9, 2007.

(n) Rule 18f-3 Plan. Not applicable.

(o) Reserved.

(p) Code of Ethics.

*(1) Code of Ethics dated March 2, 2006 filed as Exhibit EX-99.p to Amendment No. 26 dated March 29, 2006.

*(2) Code of Ethics dated March 1, 2007 filed as Exhibit EX-99.p to Amendment No. 30 dated March 30, 2007.

*(3) Code of Ethics dated March 1, 2008 filed as Exhibit EX-99.p to Amendment No. 32 dated March 27, 2009

*(4) Code of Ethics dated March 1, 2009 filed as Exhibit EX-99.p to Amendment No. 33 dated January 29, 2010.

*(5) Code of Ethics dated March 1, 2010 filed as Exhibit EX.99.p to Amendment No. 34 dated March 30, 2010.

*(6) Code of Ethics dated June 1, 2010 filed as Exhibit EX.99.p to Amendment No. 35 dated March 25, 2011.

*(7) Code of Ethics dated June 1, 2011 filed as Exhibit EX.99.p to Amendment No. 37 dated January 13, 2012.

*(8) Code of Ethics dated June 1, 2011 filed as Exhibit EX.99.p to Amendment No. 41 dated March 22, 2013.

*(9) Code of Ethics dated June 1, 2011 filed as Exhibit EX.99.p to Amendment No. 43 dated March 27, 2014.

*(10) Code of Ethics dated March 30, 2014 filed as Exhibit EX.99.p to Amendment No. 44 dated January 9, 2015.

(11) Code of Ethics dated March 30, 2014 filed as Exhibit EX.99.p

Persons Controlled by or Under Common Control with Registrant

No person or persons are directly or indirectly controlled by or under common control with the Registrant.

Indemnification

There is no provision for indemnification of the officers and trustees of the Trust except as provided in the Agreement and Declaration of Trust of Saturna Investment Trust, which provisions are set forth below. The provisions of Article IV, Section 1 and Article XI of Trust of the Registrant previously filed as Exhibit 1 to this Registration Statement are incorporated herein by reference.

In the performance of his duties as Trustee, each Trustee shall not be personally liable to the Trust or its shareowners for any monetary damages for any breach of duty as a Trustee, provided that this limitation shall not be construed as limiting the liability of the Trustee for (l) any breach of the Trustee's duty of loyalty to the Trust or its shareowners, (2) acts or omissions not in good faith or which involve intentional misconduct or knowing violation of law, (3) the unlawful payment of dividends or redemption of shares, or (4) any transaction from which the Trustee derives an improper personal benefit.

The Trustees, officers, employees, and agents of the Trust are indemnified by the Trust for the fines, judgments, and costs of suit, with respect to actions brought against them in their capacity as agents of the Trust or against them on behalf of the Trust. However, no Trustee or officer will be protected from liability for acts of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Trust may purchase and maintain insurance on behalf of any current or past Trustee, officer, agent, or employee against any liability asserted against such person or incurred by him by reason of such capacity or status, provided, that no such insurance may be maintained if such would indemnify such person for willful misfeasance, bad faith, gross negligence or reckless disregard, of the duties involved in the conduct of his office.

The Trustees, officers, and agents of the Trust have no power to bind any past or present shareowner of any Fund of the Trust solely by reason that the shareowner is an owner of a beneficial interest in any Fund. Each such shareowner shall be entitled to indemnification from the Trust for any recovery against him solely by reason of his capacity and status as a shareowner.

The Trustees may provide in agreements of the Trust provisions setting forth, to the extent considered necessary, the limitations of liabilities of the Trust to the assets of shareowners, officers, agents, and employees of the Trust. The Investment Advisory Agreement, Distribution Agreement, Custodian Agreement, and Transfer Agent agreement of the Trust contain such a provision.

Business and Other Connections of Investment Adviser

The answer to this item is fully disclosed in Part A and Part B of the Form N-1A.

Principal Underwriters

The broker-dealer subsidiary of the Adviser, Saturna Brokerage Services, Inc., acts for the Trust as "distributor," under authority of a Distribution Agreement adopted by the Trustees on June 28, 2006. The Trust has no principal underwriter who is not an affiliated person of the Trust. Saturna Brokerage Services also serves the Amana Mutual Funds Trust in the same capacity.

The Sextant Funds and Saturna Sustainable Funds series of the Trust (excluding Idaho Tax-Exempt) have entered a Rule 12b-1 Distribution Plan approved by shareowners August 15, 2006 and effective October 2, 2006, pursuant to which each Sextant Fund and Saturna Sustainable Fund pays the distributor a monthly fee at the annual rate of 0.25%. The distributor may use all or any portion of the fee for activities that the distributor determines to be reasonably calculated to result in sales of fund shares.

Officers and employees of Saturna Brokerage Services, Inc. receive no compensation (salary or commissions) from Saturna Brokerage Services, Inc. The only compensation paid employees of Saturna Brokerage Services, Inc. or of Saturna Capital Corporation is salary and bonus.

Saturna Brokerage Services, Inc. also acts as underwriter for the nine portfolios of the Saturna Investment Trust.

Officers of Saturna Brokerage Services
Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Trust
Jane Carten 1300 N. State Street, Bellingham, WA 98225	Director, President, Chief Executive Officer	n/a
Phelps McIlvaine 1300 N. State Street, Bellingham, WA 98225	Director, Vice President	Portfolio Manager
James Gibson 1300 N. State Street, Bellingham, WA 98225	Chief Financial Officer, Treasurer	n/a
Christopher Lang 1300 N. State Street, Bellingham, WA 98225	Vice President, Secretary, Registered Options Principal	n/a
Christopher Fankhauser 1300 N. State Street, Bellingham, WA 98225	Vice President, Chief Operations Officer	Treasurer
Jacob A. Stewart 1300 N. State Street, Bellingham, WA 98225	Chief Compliance Officer, AML Officer	AML Officer

Location of Accounts and Records

With the exception of those records maintained by the Custodian (Bank of New York Mellon Asset Servicing, 2 Hanson Place, Brooklyn, NY 11217), all records of the Trust are physically in the possession of the Trust and maintained at the offices of Saturna Capital Corporation, 1300 N. State Street, Bellingham, Washington 98225.

Management Services

There are no management-related contracts pursuant to which service is provided to the Trust other than those discussed in Parts A and B of this Form N-1A.

Undertakings

Not applicable.

Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Trust has duly caused this registration statement to be duly signed on its behalf by the undersigned, duly authorized, in the City of Bellingham, State of Washington, on the 27th day of March, 2015.

SATURNA INVESTMENT TRUST

By /s/ Nicholas F. Kaiser
Nicholas F. Kaiser,
President

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this amendment has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
/s/ Nicholas F. Kaiser Nicholas F. Kaiser	President; Trustee (Principal Executive Officer)	March 27, 2015
/s/ Christopher R. Fankhauser Christopher R. Fankhauser	Treasurer (Principal Financial Officer)	March 27, 2015
** John E. Love ** Ronald H. Fielding ** Gary A. Goldfogel ** Herbert G. Grubel ** By /s/ Nicholas F. Kaiser Nicholas F. Kaiser, Attorney-in-fact	All other Trustees	March 27, 2015